UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Balanced

Fund

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Balanced Fund	19.46%	12.86%	8.38%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Balanced Fund, a class of the fund, on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a slowing economy early in 2014 to post a solid gain for the 12 months ending August 31, 2014, supported at home by low interest rates and globally by new stimulus efforts in Europe and China. The broad-market S&P 500® Index rose 25.25%, reaching an all-time high during the period. The tech-heavy Nasdaq Composite Index® gained 29.15%, while the small-cap Russell 2000® Index returned 17.68%. Information technology (+34%) was the top sector in the S&P 500®, driven by strong results among semiconductor and hardware/equipment stocks. Health care (+32%) rose broadly, driven by biotechnology and life sciences names. Conversely, traditionally defensive sectors - consumer staples, utilities and telecommunication services - lagged the advance. Volatility was generally tame, with markets supported by declining unemployment, near-record corporate profits, muted inflation and fairly low company debt levels. Meanwhile, U.S. taxable bonds notched gains for the 12-month period, driven by yield-advantaged-sectors. The Barclays® U.S. Aggregate Bond Index rose 5.66% on the strength of longer-maturity bonds, which benefited from a decline in long-term interest rates. Lower-quality corporate issues attracted some of the strongest buying interest, reflected by the 10.61% gain of The BofA Merrill LynchSM US High Yield Constrained Index.

Comments from Co-Portfolio Manager Robert Stansky, Head of FMR's Stock Selector Large Cap Group, which manages Fidelity® Balanced Fund: For the year, the fund's Retail Class shares gained 19.46%, outperforming the 17.14% advance of the Fidelity Balanced Hybrid Composite IndexSM. Overweighting stocks and underweighting investment-grade bonds notably boosted the fund's result versus the Composite index. Security selection in the investment-grade sleeve also helped, while a small non-index stake in high-yield bonds modestly detracted. Looking at fixed income, we had favorable overweightings in corporate bonds and taxable municipal bonds, and underweightings in mortgage-backed securities and U.S. Treasuries. Yield-curve positioning modestly helped. In terms of individual stocks, choices in health care added the most value by far, including a non-index stake in genetic analysis toolmaker Illumina. We liked Illumina's innovation and accelerating end markets, but we sold the fund's stake to help manage risk and lock in profits. In information technology, we had some hits and misses. NXP Semiconductors helped, as the Netherlands-based chipmaker reported consecutive quarters of strong financial results, and the non-index stock moved sharply higher. Conversely, it hurt the most to avoid chipmaker and outperforming index name Intel, a slower-growth legacy tech stock.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Balanced	.56%
Actual		$ 1,000.00	$ 1,057.50	$ 2.90
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.85
Class K	.46%
Actual		$ 1,000.00	$ 1,058.50	$ 2.39
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.6	2.0
Chevron Corp.	1.6	0.6
Google, Inc. Class C	1.3	0.0
Procter & Gamble Co.	1.2	1.3
Capital One Financial Corp.	1.2	1.2
	7.9
Top Five Bond Issuers as of August 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	4.5	4.4
U.S. Treasury Obligations	3.2	5.4
Ginnie Mae	1.1	0.9
Freddie Mac	0.9	1.0
Verizon Communications, Inc.	0.7	0.8
	10.4
Top Five Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.4	16.5
Information Technology	13.2	13.3
Health Care	10.8	10.5
Consumer Discretionary	9.9	9.4
Energy	9.2	8.3
Asset Allocation (% of fund's net assets)
As of August 31, 2014*		As of February 28, 2014**
	Stocks and Equity Futures 72.0%		Stocks and Equity Futures 71.1%
	Bonds 26.6%		Bonds 27.5%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Other Investments 0.4%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 1.0%
* Foreign investments	9.7%	** Foreign investments	11.0%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Common Stocks - 71.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.1%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	2,745,577	$ 92,059
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	323,036	8,367
Extended Stay America, Inc. unit	6,093,170	145,383
Hilton Worldwide Holdings, Inc.	2,656,100	67,252
Marriott International, Inc. Class A	907,267	62,964
McDonald's Corp.	1,347,474	126,285
Panera Bread Co. Class A (a)	790,600	118,543
Starbucks Corp.	1,944,800	151,325
Yum! Brands, Inc.	2,009,752	145,566
		825,685
Internet & Catalog Retail - 0.7%
Ctrip.com International Ltd. sponsored ADR (a)	537,000	34,459
Liberty Interactive Corp. Series A (a)	3,909,835	115,418
Qunar Cayman Islands Ltd. sponsored ADR (d)	1,022,699	30,701
		180,578
Media - 3.2%
CBS Outdoor Americas, Inc.	414,000	14,229
Comcast Corp. Class A	847,042	46,359
DIRECTV (a)	1,297,018	112,127
DreamWorks Animation SKG, Inc. Class A (a)	514,800	11,241
Legend Pictures LLC (a)(n)(o)	8,571	15,454
Liberty Media Corp.:
Class A (a)	561,300	27,633
Class C (a)	1,284,300	62,250
Manchester United PLC (a)	1,838,000	31,356
The Madison Square Garden Co. Class A (a)	1,794,085	119,953
Time Warner Cable, Inc.	156,100	23,092
Twenty-First Century Fox, Inc. Class A	6,810,241	241,219
Viacom, Inc. Class B (non-vtg.)	1,947,992	158,080
		862,993
Multiline Retail - 0.5%
Dollar General Corp. (a)	2,216,112	141,809
Specialty Retail - 0.5%
TJX Companies, Inc.	2,287,933	136,384
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (a)	889,252	$ 35,508
NIKE, Inc. Class B	2,205,000	173,203
		208,711
TOTAL CONSUMER DISCRETIONARY		2,448,219
CONSUMER STAPLES - 6.6%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	202,344	22,572
Coca-Cola Icecek Sanayi A/S	298,728	7,048
Diageo PLC sponsored ADR	250,787	30,062
Embotelladora Andina SA sponsored ADR	332,973	6,496
Monster Beverage Corp. (a)	469,100	41,473
Pernod Ricard SA	303,550	35,793
Remy Cointreau SA	269,186	21,395
The Coca-Cola Co.	5,347,661	223,104
		387,943
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	1,953,385	155,196
Kroger Co.	2,149,554	109,584
Sysco Corp.	954,112	36,094
Wal-Mart Stores, Inc.	909,567	68,672
Whole Foods Market, Inc.	1,005,800	39,367
		408,913
Food Products - 0.8%
Bunge Ltd.	435,098	36,831
ConAgra Foods, Inc.	513,481	16,534
Keurig Green Mountain, Inc.	303,400	40,449
Mead Johnson Nutrition Co. Class A	762,431	72,888
Nestle SA	345,647	26,811
The Hershey Co.	69,000	6,308
		199,821
Household Products - 1.2%
Procter & Gamble Co.	3,969,493	329,905
Personal Products - 0.1%
L'Oreal SA	105,800	17,516
Nu Skin Enterprises, Inc. Class A	162,175	7,252
		24,768
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.6%
Altria Group, Inc.	3,791,613	$ 163,343
British American Tobacco PLC sponsored ADR	1,817,610	215,241
Philip Morris International, Inc.	390,734	33,439
Souza Cruz SA	912,700	8,546
		420,569
TOTAL CONSUMER STAPLES		1,771,919
ENERGY - 7.6%
Energy Equipment & Services - 1.2%
C&J Energy Services, Inc. (a)	830,051	23,814
Dril-Quip, Inc. (a)	286,169	29,038
FMC Technologies, Inc. (a)	798,771	49,396
Halliburton Co.	2,144,911	145,017
Independence Contract Drilling (e)	1,226,834	14,109
Ocean Rig UDW, Inc. (United States)	725,596	13,445
Oceaneering International, Inc.	640,391	44,546
		319,365
Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp.	1,436,131	161,838
BG Group PLC	1,846,464	36,807
Cabot Oil & Gas Corp.	1,881,450	63,104
Carrizo Oil & Gas, Inc. (a)	330,798	20,748
Chevron Corp.	3,232,605	418,461
Cimarex Energy Co.	429,002	62,274
EOG Resources, Inc.	918,416	100,916
Exxon Mobil Corp.	2,526,378	251,274
Gulfport Energy Corp. (a)	343,900	20,118
Kinder Morgan Holding Co. LLC (d)	2,006,800	80,794
Kinder Morgan Management LLC	428,800	41,902
Memorial Resource Development Corp.	945,471	27,863
Noble Energy, Inc.	1,418,730	102,347
ONEOK, Inc.	168,515	11,830
Peabody Energy Corp.	608,908	9,669
Phillips 66 Co.	1,272,517	110,734
Phillips 66 Partners LP	300,022	22,202
PrairieSky Royalty Ltd.	112,500	4,087
Suncor Energy, Inc.	667,500	27,399
Valero Energy Partners LP	823,031	43,876
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	961,277	$ 89,072
YPF SA Class D sponsored ADR	681,700	22,523
		1,729,838
TOTAL ENERGY		2,049,203
FINANCIALS - 11.4%
Banks - 4.4%
Bank of America Corp.	18,665,808	300,333
Citigroup, Inc.	3,382,212	174,691
Huntington Bancshares, Inc.	8,012,800	78,886
JPMorgan Chase & Co.	5,407,854	321,497
Societe Generale Series A	580,802	29,423
SunTrust Banks, Inc.	1,283,148	48,862
Synovus Financial Corp.	778,720	18,806
U.S. Bancorp	5,100,347	215,643
		1,188,141
Capital Markets - 1.6%
Ameriprise Financial, Inc.	665,862	83,739
BlackRock, Inc. Class A	433,776	143,376
Carlyle Group LP	286,400	9,526
E*TRADE Financial Corp. (a)	1,804,949	40,178
Invesco Ltd.	841,213	34,355
Northern Trust Corp.	427,519	29,648
Oaktree Capital Group LLC Class A	286,697	14,398
State Street Corp.	512,700	36,930
The Blackstone Group LP	755,407	25,329
		417,479
Consumer Finance - 1.7%
Capital One Financial Corp.	3,999,501	328,199
Discover Financial Services	671,810	41,901
Navient Corp.	2,313,334	41,501
SLM Corp.	4,624,534	40,973
Springleaf Holdings, Inc.	243,300	8,097
		460,671
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc.:
Class A (a)	129	26,559
Class B (a)	1,188,800	163,163
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange Group, Inc.	204,062	$ 38,568
KBC Ancora (a)	343,174	11,250
		239,540
Insurance - 1.6%
AFLAC, Inc.	229,800	14,073
Direct Line Insurance Group PLC	8,517,030	42,263
esure Group PLC	1,382,886	6,084
Fairfax Financial Holdings Ltd. (sub. vtg.)	101,000	46,539
Marsh & McLennan Companies, Inc.	1,923,477	102,137
MetLife, Inc.	2,192,647	120,025
Principal Financial Group, Inc.	303,600	16,482
The Travelers Companies, Inc.	768,540	72,788
Unum Group	609,200	22,096
		442,487
Real Estate Investment Trusts - 0.9%
Altisource Residential Corp. Class B	1,899,017	46,602
American Tower Corp.	209,731	20,679
Boston Properties, Inc.	524,397	63,672
Digital Realty Trust, Inc. (d)	613,500	40,031
Piedmont Office Realty Trust, Inc. Class A	1,099,538	21,430
Senior Housing Properties Trust (SBI)	545,407	12,724
Sun Communities, Inc.	584,915	31,369
		236,507
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	2,335,503	74,222
TOTAL FINANCIALS		3,059,047
HEALTH CARE - 10.2%
Biotechnology - 3.1%
Actelion Ltd.	250,276	30,724
Alexion Pharmaceuticals, Inc. (a)	691,204	117,014
Amgen, Inc.	1,367,358	190,582
Biogen Idec, Inc. (a)	440,985	151,275
Celgene Corp. (a)	326,500	31,024
Gilead Sciences, Inc. (a)	2,461,428	264,800
Puma Biotechnology, Inc. (a)	37,300	9,717
Vertex Pharmaceuticals, Inc. (a)	598,700	56,020
		851,156
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	7,892,502	$ 100,077
Covidien PLC	1,370,944	119,039
Edwards Lifesciences Corp. (a)	316,482	31,414
Medtronic, Inc.	698,900	44,625
Quidel Corp. (a)(d)	399,590	9,430
The Cooper Companies, Inc.	384,937	62,756
		367,341
Health Care Providers & Services - 1.5%
Brookdale Senior Living, Inc. (a)	722,803	25,262
Cigna Corp.	1,067,660	101,001
HCA Holdings, Inc. (a)	1,356,679	94,723
Henry Schein, Inc. (a)	333,004	39,857
McKesson Corp.	819,148	159,758
		420,601
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A	720,734	21,600
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	1,681,100	96,092
Thermo Fisher Scientific, Inc.	953,797	114,656
		210,748
Pharmaceuticals - 3.3%
AbbVie, Inc.	2,724,768	150,625
Actavis PLC (a)	693,243	157,352
Allergan, Inc.	410,500	67,191
Bristol-Myers Squibb Co.	2,558,841	129,605
Merck & Co., Inc.	1,519,296	91,325
Pfizer, Inc.	2,103,834	61,832
Roche Holding AG (participation certificate)	193,869	56,621
Salix Pharmaceuticals Ltd. (a)	258,384	41,111
Shire PLC	806,788	65,735
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,177,400	61,837
		883,234
TOTAL HEALTH CARE		2,754,680
INDUSTRIALS - 6.6%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	1,689,809	160,921
Meggitt PLC	7,670,800	60,057
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc.	579,269	$ 108,897
United Technologies Corp.	395,393	42,695
		372,570
Air Freight & Logistics - 0.4%
FedEx Corp.	683,827	101,124
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	1,515,967	45,722
Electrical Equipment - 1.3%
Acuity Brands, Inc.	723,869	89,673
AMETEK, Inc.	3,339,448	176,790
Hubbell, Inc. Class B	811,092	98,061
		364,524
Industrial Conglomerates - 1.5%
Danaher Corp.	2,811,066	215,356
Roper Industries, Inc.	1,231,039	185,345
		400,701
Machinery - 0.2%
Deere & Co.	713,500	59,998
Professional Services - 0.5%
Verisk Analytics, Inc. (a)	2,242,905	143,972
WageWorks, Inc. (a)	120,932	4,990
		148,962
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	2,164,495	163,528
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	503,669	124,003
TOTAL INDUSTRIALS		1,781,132
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 0.9%
Cisco Systems, Inc.	2,172,699	54,296
Juniper Networks, Inc.	892,755	20,703
QUALCOMM, Inc.	2,097,451	159,616
		234,615
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	1,479,765	92,752
Internet Software & Services - 3.7%
58.com, Inc. ADR	327,589	13,644
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Benefitfocus, Inc.	270,404	$ 8,929
ChannelAdvisor Corp. (a)	809,306	13,111
Cvent, Inc.	1,753,646	44,052
Demandware, Inc. (a)	437,635	23,260
eBay, Inc. (a)	1,208,400	67,066
Endurance International Group Holdings, Inc. (d)	1,249,016	16,812
Facebook, Inc. Class A (a)	1,382,107	103,409
Five9, Inc. (d)	1,838,400	10,791
Google, Inc.:
Class A (a)	354,969	206,720
Class C (a)	589,769	337,112
Millennial Media, Inc.	173,845	331
NAVER Corp.	29,452	22,305
Opower, Inc. (d)	1,166,993	18,252
Wix.com Ltd. (a)(d)	392,937	6,468
Yahoo!, Inc. (a)	2,327,060	89,615
Zoopla Property Group PLC (d)	4,633,297	19,326
		1,001,203
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	78,922	3,609
Fidelity National Information Services, Inc.	1,504,071	85,356
Lionbridge Technologies, Inc. (a)	739,645	3,432
Quindell PLC (d)	3,077,687	8,686
Sapient Corp. (a)	451,061	6,545
Total System Services, Inc.	1,135,600	35,726
Visa, Inc. Class A	317,722	67,522
		210,876
Semiconductors & Semiconductor Equipment - 1.2%
Micron Technology, Inc. (a)	2,378,000	77,523
NVIDIA Corp.	2,004,517	38,988
NXP Semiconductors NV (a)	3,115,624	213,483
RF Micro Devices, Inc. (a)	948,000	11,822
		341,816
Software - 2.8%
Activision Blizzard, Inc.	499,000	11,746
Adobe Systems, Inc. (a)	1,149,557	82,653
Autodesk, Inc. (a)	804,100	43,132
CommVault Systems, Inc. (a)	485,009	26,743
Concur Technologies, Inc. (a)	57,457	5,768
Covisint Corp. (d)	369,400	1,777
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Fleetmatics Group PLC (a)	250,503	$ 8,222
Imperva, Inc. (a)	880,290	25,625
Intuit, Inc.	372,200	30,960
Microsoft Corp.	5,776,032	262,405
Oracle Corp.	2,609,625	108,378
Qlik Technologies, Inc. (a)	293,817	8,294
salesforce.com, Inc. (a)	2,082,396	123,049
Xero Ltd. (o)	468,513	8,888
		747,640
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	6,797,614	696,754
Electronics for Imaging, Inc. (a)	554,205	24,407
Hewlett-Packard Co.	4,339,100	164,886
		886,047
TOTAL INFORMATION TECHNOLOGY		3,514,949
MATERIALS - 3.2%
Chemicals - 2.6%
Airgas, Inc.	1,788,970	197,467
Cabot Corp.	270,371	14,811
Eastman Chemical Co.	622,382	51,328
Ecolab, Inc.	698,700	80,225
FMC Corp.	760,773	50,318
LyondellBasell Industries NV Class A	766,922	87,698
Methanex Corp.	300,200	20,072
Monsanto Co.	807,646	93,404
Potash Corp. of Saskatchewan, Inc. (d)	1,044,785	36,697
Sigma Aldrich Corp.	457,510	47,581
W.R. Grace & Co. (a)	331,001	32,779
		712,380
Construction Materials - 0.2%
Eagle Materials, Inc.	94,700	9,651
Vulcan Materials Co.	536,143	33,981
		43,632
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	2,269,877	29,032
Rock-Tenn Co. Class A	706,578	34,735
		63,767
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.2%
Carpenter Technology Corp.	44,400	$ 2,430
Freeport-McMoRan Copper & Gold, Inc.	367,400	13,362
Nucor Corp.	498,767	27,093
		42,885
TOTAL MATERIALS		862,664
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.2%
CenturyLink, Inc.	422,800	17,331
inContact, Inc. (a)	1,324,987	12,137
Level 3 Communications, Inc. (a)	647,709	29,121
Verizon Communications, Inc.	5,553,301	276,665
		335,254
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	1,366,600	41,107
Telephone & Data Systems, Inc.	189,300	4,986
		46,093
TOTAL TELECOMMUNICATION SERVICES		381,347
UTILITIES - 2.1%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	372,132	19,983
Edison International	542,827	32,103
Exelon Corp.	1,380,800	46,146
NextEra Energy, Inc.	949,100	93,439
PPL Corp.	1,475,400	51,093
		242,764
Gas Utilities - 0.2%
National Fuel Gas Co.	618,189	47,254
Independent Power and Renewable Electricity Producers - 0.0%
Abengoa Yield PLC	101,300	4,063
NextEra Energy Partners LP	122,200	4,290
		8,353
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	1,242,072	38,231
Multi-Utilities - 0.9%
Dominion Resources, Inc.	1,199,800	84,250
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource, Inc.	1,076,482	$ 42,704
PG&E Corp.	578,429	26,885
Sempra Energy	706,531	74,871
		228,710
TOTAL UTILITIES		565,312
TOTAL COMMON STOCKS (Cost $14,380,948)		19,188,472
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (o)	281,270	3,446
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Ambev SA sponsored ADR	1,207,025	8,799
TOTAL PREFERRED STOCKS (Cost $9,180)		12,245
Corporate Bonds - 10.1%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 1,740	1,529
Nonconvertible Bonds - 10.1%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Volkswagen International Finance NV 2.375% 3/22/17 (f)	1,830	1,885
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	$ 617	$ 633
4.25% 6/15/23	4,350	4,639
		5,272
Media - 0.3%
COX Communications, Inc. 3.25% 12/15/22 (f)	2,422	2,380
Discovery Communications LLC 5.05% 6/1/20	204	228
NBCUniversal, Inc. 5.15% 4/30/20	7,276	8,329
News America Holdings, Inc. 7.75% 12/1/45	9,421	14,056
Thomson Reuters Corp. 1.3% 2/23/17	2,082	2,084
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,794
5.85% 5/1/17	1,829	2,042
6.75% 7/1/18	1,974	2,320
8.25% 4/1/19	11,974	15,064
Time Warner, Inc.:
2.1% 6/1/19	13,219	13,111
5.875% 11/15/16	4,882	5,386
Viacom, Inc.:
1.25% 2/27/15	456	458
2.5% 9/1/18	809	823
3.5% 4/1/17	264	279
		78,354
TOTAL CONSUMER DISCRETIONARY		85,511
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
SABMiller Holdings, Inc.:
1.85% 1/15/15 (f)	2,353	2,364
2.45% 1/15/17 (f)	2,353	2,424
		4,788
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 2.25% 12/5/18	4,798	4,847
Kroger Co. 3.3% 1/15/21	6,190	6,363
		11,210
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (f)	$ 572	$ 648
ConAgra Foods, Inc.:
1.9% 1/25/18	2,279	2,279
3.2% 1/25/23	1,917	1,889
Tyson Foods, Inc. 3.95% 8/15/24	9,560	9,767
William Wrigley Jr. Co.:
1.4% 10/21/16 (f)	3,710	3,735
2% 10/20/17 (f)	5,313	5,383
		23,701
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,604	4,504
4% 1/31/24	3,615	3,761
9.7% 11/10/18	6,258	8,120
Reynolds American, Inc.:
3.25% 11/1/22	3,376	3,305
4.85% 9/15/23	8,000	8,629
6.75% 6/15/17	4,975	5,657
7.25% 6/15/37	7,569	9,655
		43,631
TOTAL CONSUMER STAPLES		83,330
ENERGY - 1.4%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (f)	6,909	7,386
5.35% 3/15/20 (f)	6,814	7,531
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	7,956
5% 10/1/21	2,791	3,048
6.5% 4/1/20	2,608	3,034
Noble Holding International Ltd. 3.05% 3/1/16	914	942
Transocean, Inc. 5.05% 12/15/16	4,522	4,878
		34,775
Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp. 6.375% 9/15/17	15,653	17,846
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 3,027	$ 3,102
2.7% 4/1/19	616	624
3.875% 3/15/23	1,823	1,865
4.95% 4/1/22	1,267	1,399
Duke Energy Field Services:
5.375% 10/15/15 (f)	2,055	2,137
6.45% 11/3/36 (f)	6,493	7,724
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,745
Enable Midstream Partners LP:
2.4% 5/15/19 (f)	1,957	1,951
3.9% 5/15/24 (f)	2,064	2,085
Enbridge Energy Partners LP 4.2% 9/15/21	8,103	8,671
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	780	849
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	5,000
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	7,948	7,956
Motiva Enterprises LLC 5.75% 1/15/20 (f)	1,252	1,418
Nakilat, Inc. 6.067% 12/31/33 (f)	2,490	2,801
Nexen, Inc.:
5.2% 3/10/15	1,528	1,564
6.2% 7/30/19	2,252	2,627
Pemex Project Funding Master Trust 5.75% 3/1/18	25,063	28,121
Petrobras Global Finance BV:
3% 1/15/19	29,822	29,386
3.25% 3/17/17	12,657	12,946
4.375% 5/20/23	4,137	4,082
4.875% 3/17/20	12,657	13,146
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	7,288	7,492
5.375% 1/27/21	12,572	13,255
5.75% 1/20/20	17,949	19,348
7.875% 3/15/19	7,382	8,600
Petroleos Mexicanos:
3.5% 7/18/18	8,047	8,409
3.5% 1/30/23	5,005	4,960
4.875% 1/24/22	1,430	1,554
4.875% 1/18/24	2,251	2,449
4.875% 1/18/24 (f)	4,770	5,190
5.5% 1/21/21	7,423	8,351
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
5.5% 6/27/44	$ 19,723	$ 21,395
6% 3/5/20	3,327	3,818
6.375% 1/23/45 (f)	7,506	9,082
6.5% 6/2/41	8,420	10,272
Phillips 66 Co.:
1.95% 3/5/15	1,844	1,857
2.95% 5/1/17	1,844	1,926
4.3% 4/1/22	6,383	6,918
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,940	2,162
Southeast Supply Header LLC 4.25% 6/15/24 (f)	5,790	5,977
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,225
Spectra Energy Partners, LP:
2.95% 6/15/16	1,472	1,524
4.6% 6/15/21	1,816	1,993
Suncor Energy, Inc. 6.1% 6/1/18	623	718
The Williams Companies, Inc.:
3.7% 1/15/23	1,899	1,822
4.55% 6/24/24	17,216	17,340
Western Gas Partners LP 5.375% 6/1/21	10,614	12,064
Williams Partners LP 4.3% 3/4/24	4,754	4,973
		343,719
TOTAL ENERGY		378,494
FINANCIALS - 5.8%
Banks - 2.6%
Associated Banc Corp. 5.125% 3/28/16	2,238	2,366
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (f)	16,318	16,726
5.5% 7/12/20 (f)	20,348	22,205
6.5% 6/10/19 (f)	2,097	2,362
Bank of America Corp.:
1.35% 11/21/16	5,398	5,415
2.6% 1/15/19	43,489	43,913
2.65% 4/1/19	14,468	14,615
3.875% 3/22/17	944	1,002
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
4.2% 8/26/24	$ 7,745	$ 7,863
6.5% 8/1/16	1,220	1,341
Bank of America NA 5.3% 3/15/17	16,651	18,158
Barclays Bank PLC 2.5% 2/20/19	4,000	4,065
BB&T Corp. 3.95% 3/22/22	1,805	1,922
Capital One NA 2.95% 7/23/21	8,837	8,851
Citigroup, Inc.:
1.3% 11/15/16	663	665
1.75% 5/1/18	21,658	21,556
2.5% 7/29/19	22,812	22,903
2.55% 4/8/19	24,266	24,504
4.05% 7/30/22	17,500	18,039
4.45% 1/10/17	15,842	16,984
5.3% 5/6/44	12,873	13,817
6% 8/15/17	15,053	16,922
6.125% 11/21/17	17,419	19,758
Comerica, Inc. 4.8% 5/1/15	1,223	1,258
Credit Suisse AG 6% 2/15/18	17,158	19,376
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,633
Discover Bank:
7% 4/15/20	4,144	4,965
8.7% 11/18/19	745	938
Fifth Third Bancorp:
3.5% 3/15/22	638	662
4.5% 6/1/18	584	635
5.45% 1/15/17	4,032	4,403
HBOS PLC 6.75% 5/21/18 (f)	560	642
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,546
Huntington Bancshares, Inc. 7% 12/15/20	3,353	4,038
Huntington National Bank:
1.3% 11/20/16	4,131	4,148
2.2% 4/1/19	3,200	3,202
Intesa Sanpaolo SpA:
2.375% 1/13/17	18,700	18,945
3.125% 1/15/16	20,275	20,800
JPMorgan Chase & Co.:
2% 8/15/17	27,274	27,718
2.35% 1/28/19	49,249	49,726
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
3.15% 7/5/16	$ 1,641	$ 1,706
JPMorgan Chase Bank 6% 10/1/17	2,460	2,778
KeyBank NA 5.45% 3/3/16	3,278	3,500
KeyCorp. 5.1% 3/24/21	628	714
Marshall & Ilsley Bank:
4.85% 6/16/15	5,313	5,480
5% 1/17/17	10,492	11,217
Regions Bank:
6.45% 6/26/37	12,100	14,426
7.5% 5/15/18	13,814	16,300
Regions Financial Corp.:
2% 5/15/18	7,953	7,918
5.75% 6/15/15	1,528	1,587
7.75% 11/10/14	7,190	7,280
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	35,482	36,193
6% 12/19/23	12,648	13,751
6.1% 6/10/23	8,213	8,967
6.125% 12/15/22	39,429	43,121
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	6,500	6,513
SunTrust Banks, Inc.:
2.35% 11/1/18	3,112	3,146
3.5% 1/20/17	4,862	5,119
Wachovia Bank NA 6% 11/15/17	8,083	9,191
Wells Fargo & Co.:
4.1% 6/3/26	15,000	15,375
4.48% 1/16/24	6,481	6,950
		693,819
Capital Markets - 0.8%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,464	2,575
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,060	1,116
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,596
2.625% 1/31/19	23,560	23,846
2.9% 7/19/18	10,319	10,612
5.95% 1/18/18	5,343	6,029
6.15% 4/1/18	3,993	4,550
6.25% 9/1/17	23,534	26,623
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
4.25% 11/14/20	$ 3,149	$ 3,319
6.85% 6/15/17	6,480	7,348
Merrill Lynch & Co., Inc. 6.4% 8/28/17	5,074	5,764
Morgan Stanley:
2.125% 4/25/18	18,100	18,209
2.375% 7/23/19	13,004	12,976
2.5% 1/24/19	43,150	43,646
4% 7/24/15	1,373	1,416
4.875% 11/1/22	3,413	3,687
5.625% 9/23/19	547	625
5.95% 12/28/17	301	340
6.625% 4/1/18	1,804	2,089
State Street Corp. 3.1% 5/15/23	7,500	7,408
UBS AG Stamford Branch 2.375% 8/14/19	13,000	13,043
		219,817
Consumer Finance - 0.7%
Capital One Financial Corp. 2.45% 4/24/19	5,260	5,290
Discover Financial Services:
3.85% 11/21/22	2,701	2,766
5.2% 4/27/22	2,488	2,765
6.45% 6/12/17	13,316	14,997
Ford Motor Credit Co. LLC:
1.5% 1/17/17	19,067	19,107
2.375% 3/12/19	19,600	19,618
2.5% 1/15/16	16,000	16,348
2.875% 10/1/18	11,000	11,325
3% 6/12/17	6,246	6,477
4.375% 8/6/23	15,332	16,385
5% 5/15/18	10,000	11,040
5.875% 8/2/21	12,574	14,778
General Electric Capital Corp. 4.625% 1/7/21	849	950
Hyundai Capital America:
1.45% 2/6/17 (f)	6,312	6,317
1.625% 10/2/15 (f)	2,131	2,147
1.875% 8/9/16 (f)	1,605	1,627
2.125% 10/2/17 (f)	2,357	2,389
2.55% 2/6/19 (f)	6,671	6,759
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
2.875% 8/9/18 (f)	$ 2,848	$ 2,938
Synchrony Financial:
1.875% 8/15/17	1,554	1,566
3% 8/15/19	2,283	2,316
3.75% 8/15/21	8,466	8,640
4.25% 8/15/24	3,469	3,551
		180,096
Diversified Financial Services - 0.1%
BP Capital Markets PLC:
4.5% 10/1/20	1,336	1,474
4.742% 3/11/21	6,000	6,726
Five Corners Funding Trust 4.419% 11/15/23 (f)	9,345	9,975
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	6,485	6,585
TECO Finance, Inc.:
4% 3/15/16	1,828	1,916
5.15% 3/15/20	164	185
		26,861
Insurance - 0.6%
AIA Group Ltd. 2.25% 3/11/19 (f)	1,416	1,416
American International Group, Inc.:
2.375% 8/24/15	16,000	16,317
4.875% 6/1/22	4,860	5,455
5.6% 10/18/16	5,560	6,077
Aon Corp.:
3.125% 5/27/16	4,743	4,915
3.5% 9/30/15	4,875	5,026
5% 9/30/20	129	145
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	458
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(k)	2,508	2,596
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,308	1,406
5.125% 4/15/22	1,066	1,218
5.375% 3/15/17	685	752
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (f)	6,498	6,762
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.: - continued
5% 6/1/21 (f)	$ 8,525	$ 9,425
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	5,569	6,208
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	3,576	4,125
MetLife, Inc. 6.75% 6/1/16	5,158	5,689
Metropolitan Life Global Funding I 1.875% 6/22/18 (f)	7,500	7,506
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	4,915	6,240
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,967	6,251
Pacific LifeCorp:
5.125% 1/30/43 (f)	7,709	8,217
6% 2/10/20 (f)	9,721	11,161
Prudential Financial, Inc.:
2.3% 8/15/18	888	902
4.5% 11/16/21	1,764	1,939
7.375% 6/15/19	2,520	3,099
Symetra Financial Corp. 6.125% 4/1/16 (f)	8,408	8,967
Unum Group:
5.625% 9/15/20	3,860	4,421
5.75% 8/15/42	8,065	9,656
7.125% 9/30/16	2,076	2,331
		148,680
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,372
4.6% 4/1/22	2,035	2,167
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,764
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,951
Boston Properties, Inc. 3.85% 2/1/23	8,081	8,413
Camden Property Trust 2.95% 12/15/22	2,417	2,357
CommonWealth REIT 5.875% 9/15/20	1,166	1,268
DDR Corp.:
4.75% 4/15/18	6,131	6,644
7.5% 4/1/17	8,836	10,106
9.625% 3/15/16	1,851	2,093
Developers Diversified Realty Corp. 4.625% 7/15/22	4,470	4,792
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
3.625% 4/15/23	$ 3,152	$ 3,141
3.875% 10/15/22	5,452	5,594
4.375% 6/15/22	3,753	3,970
5.5% 3/1/16	3,075	3,272
5.95% 2/15/17	3,767	4,155
6.75% 3/15/20	1,339	1,594
8.25% 8/15/19	2,643	3,315
Equity One, Inc.:
3.75% 11/15/22	8,200	8,238
5.375% 10/15/15	948	994
6% 9/15/17	876	974
6.25% 1/15/17	663	731
Federal Realty Investment Trust:
5.9% 4/1/20	1,971	2,293
6.2% 1/15/17	501	559
HCP, Inc.:
3.15% 8/1/22	7,000	6,845
3.875% 8/15/24	13,000	13,118
4.25% 11/15/23	5,582	5,800
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,634
4.125% 4/1/19	13,700	14,769
4.7% 9/15/17	843	919
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,777
6.25% 6/15/17	996	1,066
6.65% 1/15/18	676	750
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,289
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (f)	2,101	2,170
Retail Opportunity Investments Partnership LP 5% 12/15/23	1,140	1,227
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,236
		137,357
Real Estate Management & Development - 0.5%
BioMed Realty LP:
2.625% 5/1/19	2,206	2,207
3.85% 4/15/16	8,775	9,174
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP: - continued
4.25% 7/15/22	$ 2,970	$ 3,089
6.125% 4/15/20	2,611	3,019
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	7,405
4.95% 4/15/18	4,846	5,250
5.7% 5/1/17	309	338
6% 4/1/16	2,770	2,965
7.5% 5/15/15	776	811
Corporate Office Properties LP 3.7% 6/15/21	4,267	4,276
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,732
5.25% 3/15/21	4,138	4,521
ERP Operating LP 5.75% 6/15/17	2,042	2,286
Essex Portfolio LP 5.5% 3/15/17	3,921	4,316
Liberty Property LP:
3.375% 6/15/23	3,313	3,254
4.125% 6/15/22	3,219	3,377
4.75% 10/1/20	8,747	9,475
5.125% 3/2/15	1,672	1,708
5.5% 12/15/16	2,529	2,753
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,603
3.15% 5/15/23	7,438	6,756
4.5% 4/18/22	2,016	2,048
5.8% 1/15/16	5,020	5,315
7.75% 8/15/19	2,476	2,972
Mid-America Apartments LP 4.3% 10/15/23	1,248	1,317
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,342
Prime Property Funding, Inc. 5.7% 4/15/17 (f)	4,226	4,544
Reckson Operating Partnership LP 6% 3/31/16	1,949	2,084
Regency Centers LP:
5.25% 8/1/15	3,893	4,052
5.875% 6/15/17	1,771	1,971
Tanger Properties LP:
3.875% 12/1/23	2,716	2,785
6.125% 6/1/20	9,597	11,182
Ventas Realty LP:
1.25% 4/17/17	3,126	3,122
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP: - continued
1.55% 9/26/16	$ 1,068	$ 1,079
3.75% 5/1/24	7,900	7,910
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,084
4% 4/30/19	1,999	2,143
		143,265
TOTAL FINANCIALS		1,549,895
HEALTH CARE - 0.4%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	13,051	13,048
2.2% 5/22/19	32,376	32,342
		45,390
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc. 5.95% 3/15/17	1,413	1,573
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	2,024
4.75% 11/15/21	17,355	19,304
McKesson Corp. 2.284% 3/15/19	6,400	6,403
Medco Health Solutions, Inc.:
2.75% 9/15/15	4,158	4,250
4.125% 9/15/20	5,031	5,392
WellPoint, Inc. 1.875% 1/15/18	195	196
		39,142
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,745	1,746
2.4% 2/1/19	1,100	1,111
		2,857
Pharmaceuticals - 0.1%
AbbVie, Inc. 1.75% 11/6/17	6,470	6,503
Actavis Funding SCS:
1.3% 6/15/17 (f)	12,949	12,917
2.45% 6/15/19 (f)	3,839	3,826
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. 1.35% 11/29/16	$ 2,039	$ 2,041
Perrigo Co. PLC:
1.3% 11/8/16 (f)	1,664	1,662
2.3% 11/8/18 (f)	1,780	1,777
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,149	2,158
Zoetis, Inc. 1.875% 2/1/18	992	992
		31,876
TOTAL HEALTH CARE		119,265
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	5,000	5,855
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	2,117	2,255
6.9% 7/2/19	814	871
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,887	2,040
8.36% 1/20/19	1,419	1,575
		6,741
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.875% 4/1/21	6,320	6,383
4.75% 3/1/20	5,518	5,877
		12,260
TOTAL INDUSTRIALS		24,856
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
1.6% 2/3/15	188	189
2.375% 12/17/18	1,262	1,273
6.55% 10/1/17	1,119	1,282
		2,744
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
Xerox Corp.:
2.95% 3/15/17	$ 1,143	$ 1,189
4.25% 2/15/15	1,302	1,324
		2,513
TOTAL INFORMATION TECHNOLOGY		5,257
MATERIALS - 0.1%
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	3,083	3,384
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	8,722	9,131
4.25% 7/17/42 (f)	1,402	1,323
5.625% 10/18/43 (f)	2,722	3,143
		13,597
TOTAL MATERIALS		16,981
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	83
CenturyLink, Inc.:
5.15% 6/15/17	487	520
6% 4/1/17	3,467	3,753
6.15% 9/15/19	4,463	4,876
Embarq Corp.:
7.082% 6/1/16	4,190	4,609
7.995% 6/1/36	36,001	40,497
Verizon Communications, Inc.:
2.5% 9/15/16	97,018	100,024
4.5% 9/15/20	45,631	50,138
5.012% 8/21/54 (f)	23,143	24,173
6.25% 4/1/37	4,611	5,701
6.4% 9/15/33	6,073	7,671
6.55% 9/15/43	8,436	10,875
		252,920
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	$ 371	$ 380
3.625% 3/30/15	3,102	3,152
		3,532
TOTAL TELECOMMUNICATION SERVICES		256,452
UTILITIES - 0.8%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	1,518	1,713
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	5,539	6,513
6.4% 9/15/20 (f)	11,856	14,030
Edison International 3.75% 9/15/17	4,499	4,785
FirstEnergy Corp.:
2.75% 3/15/18	8,307	8,401
4.25% 3/15/23	22,159	22,343
7.375% 11/15/31	40,870	49,669
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	13,472
LG&E and KU Energy LLC:
2.125% 11/15/15	5,251	5,320
3.75% 11/15/20	1,034	1,088
Nevada Power Co. 6.5% 8/1/18	2,642	3,106
Northeast Utilities 1.45% 5/1/18	1,676	1,660
NV Energy, Inc. 6.25% 11/15/20	1,957	2,327
Pennsylvania Electric Co. 6.05% 9/1/17	618	695
Pepco Holdings, Inc. 2.7% 10/1/15	5,263	5,362
Progress Energy, Inc. 4.4% 1/15/21	405	448
West Penn Power Co. 5.95% 12/15/17 (f)	6,500	7,301
		148,233
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	357	396
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,648
Texas Eastern Transmission LP 6% 9/15/17 (f)	1,301	1,456
		4,500
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.5341% 9/30/66 (k)	$ 17,454	$ 16,125
7.5% 6/30/66 (k)	5,485	5,935
MidAmerican Energy Holdings, Co. 2% 11/15/18	6,853	6,860
National Grid PLC 6.3% 8/1/16	973	1,070
NiSource Finance Corp.:
4.45% 12/1/21	2,934	3,183
5.25% 9/15/17	1,414	1,568
5.45% 9/15/20	6,455	7,348
6.4% 3/15/18	3,029	3,490
6.8% 1/15/19	4,065	4,820
PG&E Corp. 2.4% 3/1/19	931	940
Puget Energy, Inc. 6% 9/1/21	813	955
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	4,882	5,071
		57,365
TOTAL UTILITIES		210,098
TOTAL NONCONVERTIBLE BONDS		2,730,139
TOTAL CORPORATE BONDS (Cost $2,614,480)		2,731,668
U.S. Treasury Obligations - 3.2%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 10/23/14 to 11/13/14 (i)	8,770	8,770
U.S. Treasury Bonds:
3.125% 8/15/44	107,581	108,573
3.375% 5/15/44 (i)(j)	170,942	180,985
U.S. Treasury Notes:
0.25% 9/30/15	274,803	275,125
0.875% 7/15/17	295,900	295,553
TOTAL U.S. TREASURY OBLIGATIONS (Cost $855,474)		869,006
U.S. Government Agency - Mortgage Securities - 3.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 3.2%
2.053% 6/1/36 (k)	$ 155	$ 167
2.458% 7/1/37 (k)	333	357
2.5% 11/1/42 to 4/1/43	1,309	1,258
3% 9/1/29 (h)	6,600	6,841
3% 10/1/42 to 10/1/43	37,379	37,269
3% 9/1/44 (h)	15,200	15,128
3% 9/1/44 (h)	72,900	72,553
3.5% 1/1/34 to 1/1/44	267,795	275,390
3.5% 9/1/44 (h)	1,500	1,544
3.5% 9/1/44 (h)	600	618
3.5% 9/1/44 (h)	54,300	55,893
4% 2/1/35 to 11/1/42	27,623	29,374
4% 9/1/44 (h)	12,300	13,031
4% 9/1/44 (h)	53,600	56,785
4% 9/1/44 (h)	17,000	18,010
4% 9/1/44 (h)	17,100	18,116
4% 9/1/44 (h)	3,700	3,920
4% 10/1/44 (h)	5,000	5,280
4% 10/1/44 (h)	10,800	11,404
4% 10/1/44 (h)	16,000	16,894
4% 10/1/44 (h)	17,000	17,950
4% 10/1/44 (h)	17,100	18,056
4.5% 12/1/23 to 8/1/44 (h)	29,366	31,761
4.5% 9/1/44 (h)	33,100	35,740
4.5% 10/1/44 (h)	26,600	28,651
5% 10/1/41	4,305	4,754
5% 9/1/44 (h)	10,900	12,020
5% 9/1/44 (h)	16,100	17,755
5.5% 9/1/24 to 8/1/37	7,144	7,893
5.5% 9/1/44 (h)	30,200	33,589
5.5% 10/1/44 (h)	15,300	16,991
6% 6/1/35 to 8/1/37	5,694	6,451
6.5% 7/1/32 to 8/1/36	1,139	1,314
TOTAL FANNIE MAE		872,757
Freddie Mac - 0.1%
3.068% 10/1/35 (k)	198	213
3.5% 6/1/42 to 10/1/43	16,992	17,427
4% 6/1/24 to 11/1/43	4,941	5,253
4.5% 7/1/25 to 12/1/40	705	758
5% 3/1/19	1,494	1,583
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 1/1/34 to 3/1/40	$ 1,296	$ 1,445
6% 7/1/37 to 8/1/37	385	433
6.5% 3/1/36	838	969
TOTAL FREDDIE MAC		28,081
Ginnie Mae - 0.4%
3.5% 9/1/44 (h)	14,400	14,973
3.5% 9/1/44 (h)	15,500	16,117
4% 9/20/40 to 2/20/41	4,425	4,725
4% 9/1/44 (h)	3,000	3,196
4% 9/1/44 (h)	14,900	15,872
4.5% 9/1/44 (h)	16,600	18,046
4.5% 9/1/44 (h)	8,500	9,239
5% 5/15/39	1,391	1,533
5.5% 12/15/31 to 1/15/39	2,818	3,157
6% 2/15/34	6,477	7,413
TOTAL GINNIE MAE		94,271
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $985,518)		995,109
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (k)	729	634
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.805% 3/25/34 (k)	328	326
AmeriCredit Auto Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,410	1,440
Class D, 3.31% 10/8/19	880	897
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (k)	63	58
Series 2004-R2 Class M3, 0.98% 4/25/34 (k)	99	63
Series 2005-R2 Class M1, 0.605% 4/25/35 (k)	584	582
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (k)	53	50
Series 2004-W11 Class M2, 1.205% 11/25/34 (k)	616	592
Series 2004-W7 Class M1, 0.98% 5/25/34 (k)	1,600	1,550
Series 2006-W4 Class A2C, 0.315% 5/25/36 (k)	1,314	460
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.98% 4/25/34 (k)	$ 2,070	$ 1,901
Series 2006-HE2 Class M1, 0.525% 3/25/36 (k)	29	3
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (k)	1,978	1,341
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (f)	574	576
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.61% 4/25/34 (k)	87	62
Series 2004-4 Class M2, 0.95% 6/25/34 (k)	231	219
Series 2004-7 Class AF5, 5.868% 1/25/35	2,173	2,229
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (k)	43	40
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (k)	319	283
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.98% 3/25/34 (k)	16	15
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.89% 1/25/35 (k)	1,041	861
Class M4, 1.175% 1/25/35 (k)	381	214
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (f)(k)	2,028	1,732
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (f)(k)	57	55
Series 2006-2A:
Class A, 0.335% 11/15/34 (f)(k)	1,030	979
Class B, 0.435% 11/15/34 (f)(k)	372	342
Class C, 0.535% 11/15/34 (f)(k)	618	539
Class D, 0.905% 11/15/34 (f)(k)	235	202
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.475% 8/25/33 (k)	297	282
Series 2003-3 Class M1, 1.445% 8/25/33 (k)	558	540
Series 2003-5 Class A2, 0.855% 12/25/33 (k)	36	34
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (k)	1,642	1,021
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (k)	3,185	548
Series 2007-CH1 Class AV4, 0.285% 11/25/36 (k)	1,078	1,067
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (k)	277	276
Series 2006-A Class 2C, 1.3839% 3/27/42 (k)	2,909	485
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (k)	508	5
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.905% 7/25/34 (k)	$ 131	$ 104
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (k)	505	462
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (k)	775	698
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (k)	2,130	2,034
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (k)	63	58
Series 2005-NC1 Class M1, 0.815% 1/25/35 (k)	438	416
Series 2005-NC2 Class B1, 1.91% 3/25/35 (k)	268	9
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.665% 9/25/35 (k)	1,566	1,452
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (k)	585	524
Class M4, 2.33% 9/25/34 (k)	750	460
Series 2005-WCH1 Class M4, 0.985% 1/25/36 (k)	1,620	1,423
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (k)	6	5
Santander Drive Auto Receivables Trust:
Series 2014-2 Class C, 2.33% 11/15/19	6,409	6,440
Series 2014-3:
Class B, 1.45% 5/15/19	22,594	22,537
Class C, 2.13% 8/17/20	22,594	22,520
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.95% 3/25/35 (k)	1,037	948
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (k)	1,000	964
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (k)	53	43
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (k)	32	28
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7921% 4/6/42 (f)(k)	2,206	993
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0341% 10/25/44 (f)(k)	1,964	1,983
TOTAL ASSET-BACKED SECURITIES (Cost $76,194)		86,604
Collateralized Mortgage Obligations - 0.2%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.715% 1/25/35 (k)	$ 1,467	$ 1,461
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (f)	3,521	3,417
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5706% 10/25/34 (k)	690	690
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.2255% 12/20/54 (f)(k)	4,788	4,745
Class A5, 0.2955% 12/20/54 (f)(k)	3,856	3,825
Series 2006-2 Class A4, 0.2355% 12/20/54 (k)	1,429	1,402
Series 2006-3:
Class A3, 0.2355% 12/20/54 (k)	688	682
Class A7, 0.3555% 12/20/54 (k)	748	742
Class M2, 0.7155% 12/20/54 (k)	5,460	5,347
Series 2006-4:
Class A4, 0.2555% 12/20/54 (k)	2,193	2,174
Class B1, 0.3355% 12/20/54 (k)	4,556	4,418
Class M1, 0.4955% 12/20/54 (k)	1,198	1,159
Series 2007-1:
Class 1B1, 0.2955% 12/20/54 (k)	5,806	5,627
Class 1M1, 0.4555% 12/20/54 (k)	1,611	1,563
Class 2A1, 0.2955% 12/20/54 (k)	1,721	1,707
Class 2M1, 0.6555% 12/20/54 (k)	2,067	2,018
Series 2007-2:
Class 1B1, 0.315% 12/17/54 (k)	767	744
Class 2C1, 1.015% 12/17/54 (k)	2,864	2,780
Class 3A1, 0.335% 12/17/54 (k)	307	304
sequential payer Series 2006-3 Class B2, 0.4955% 12/20/54 (k)	5,461	5,336
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6836% 1/20/44 (k)	472	499
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4718% 8/25/36 (k)	1,350	1,155
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (k)	559	465
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (k)	1,019	924
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.445% 7/25/35 (k)	1,463	1,396
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.507% 6/10/35 (f)(k)	$ 553	$ 507
Class B6, 3.007% 6/10/35 (f)(k)	118	109
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (k)	29	28
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5124% 4/25/33 (k)	168	169
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.355% 9/25/36 (k)	2,197	1,975
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.795% 9/25/43 (k)	2,609	2,563
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,942)		59,931
Commercial Mortgage Securities - 1.9%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (k)(m)	421	9
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7129% 5/10/45 (k)	368	373
Series 2006-3 Class A4, 5.889% 7/10/44	9,288	9,929
Series 2006-5 Class A2, 5.317% 9/10/47	2,088	2,095
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,678
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)	4,082	4,153
Series 2006-6 Class E, 5.619% 10/10/45 (f)	759	96
Series 2007-3:
Class A3, 5.5647% 6/10/49 (k)	1,577	1,575
Class A4, 5.5647% 6/10/49 (k)	2,739	2,986
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	4,718	5,059
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (f)(k)	44	39
Series 2005-3A:
Class A2, 0.555% 11/25/35 (f)(k)	395	350
Class M1, 0.595% 11/25/35 (f)(k)	52	38
Class M2, 0.645% 11/25/35 (f)(k)	66	48
Class M3, 0.665% 11/25/35 (f)(k)	59	42
Class M4, 0.755% 11/25/35 (f)(k)	73	50
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.545% 1/25/36 (f)(k)	$ 1,010	$ 886
Class B1, 1.555% 1/25/36 (f)(k)	47	8
Class M1, 0.605% 1/25/36 (f)(k)	326	192
Class M2, 0.625% 1/25/36 (f)(k)	98	55
Class M3, 0.655% 1/25/36 (f)(k)	143	77
Class M4, 0.765% 1/25/36 (f)(k)	79	41
Class M5, 0.805% 1/25/36 (f)(k)	79	31
Class M6, 0.855% 1/25/36 (f)(k)	84	26
Series 2006-1:
Class A2, 0.515% 4/25/36 (f)(k)	160	140
Class M1, 0.535% 4/25/36 (f)(k)	57	40
Class M2, 0.555% 4/25/36 (f)(k)	60	41
Class M3, 0.575% 4/25/36 (f)(k)	52	38
Class M4, 0.675% 4/25/36 (f)(k)	29	21
Class M5, 0.715% 4/25/36 (f)(k)	29	18
Class M6, 0.795% 4/25/36 (f)(k)	57	39
Series 2006-2A:
Class M1, 0.465% 7/25/36 (f)(k)	144	112
Class M2, 0.485% 7/25/36 (f)(k)	102	76
Class M3, 0.505% 7/25/36 (f)(k)	85	59
Class M4, 0.575% 7/25/36 (f)(k)	57	38
Class M5, 0.625% 7/25/36 (f)(k)	70	32
Series 2006-3A Class M4, 0.585% 10/25/36 (f)(k)	66	10
Series 2006-4A:
Class A2, 0.425% 12/25/36 (f)(k)	3,013	2,481
Class M1, 0.445% 12/25/36 (f)(k)	201	137
Class M2, 0.465% 12/25/36 (f)(k)	134	58
Class M3, 0.495% 12/25/36 (f)(k)	135	57
Series 2007-1 Class A2, 0.425% 3/25/37 (f)(k)	629	459
Series 2007-2A:
Class A1, 0.425% 7/25/37 (f)(k)	648	562
Class A2, 0.475% 7/25/37 (f)(k)	607	442
Class M1, 0.525% 7/25/37 (f)(k)	212	64
Class M2, 0.565% 7/25/37 (f)(k)	117	15
Class M3, 0.645% 7/25/37 (f)(k)	118	8
Class M4, 0.805% 7/25/37 (f)(k)	4	0 *
Series 2007-3:
Class A2, 0.445% 7/25/37 (f)(k)	625	454
Class M1, 0.465% 7/25/37 (f)(k)	125	80
Class M2, 0.495% 7/25/37 (f)(k)	133	76
Class M3, 0.525% 7/25/37 (f)(k)	209	78
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M4, 0.655% 7/25/37 (f)(k)	$ 328	$ 71
Class M5, 0.755% 7/25/37 (f)(k)	164	27
Series 2007-4A:
Class M1, 1.102% 9/25/37 (f)(k)	253	52
Class M2, 1.202% 9/25/37 (f)(k)	207	18
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(m)	1,491	61
Series 2006-3A, Class IO, 0% 10/25/36 (f)(k)(m)	19,644	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(k)(m)	4,053	168
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (f)(k)	197	197
Class J, 0.855% 3/15/22 (f)(k)	653	641
sequential payer:
Series 2007-PW16:
Class A4, 5.7071% 6/11/40 (k)	769	844
Class AAB, 5.8973% 6/11/40 (k)	3,634	3,735
Series 2007-PW18 Class A4, 5.7% 6/11/50	5,820	6,444
Series 2006-T22 Class A4, 5.5723% 4/12/38 (k)	158	166
Series 2007-PW18 Class X2, 0.2917% 6/11/50 (f)(k)(m)	66,684	318
Series 2007-T28 Class X2, 0.1374% 9/11/42 (f)(k)(m)	40,940	82
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (f)(k)	509	495
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (f)(k)(m)	2,765	16
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7096% 12/10/49 (k)	4,371	4,818
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	854	867
Class A4, 5.322% 12/11/49	19,611	21,144
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,468	1,419
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.005% 4/15/17 (f)(k)	138	139
sequential payer Series 2007-C9 Class A4, 5.7961% 12/10/49 (k)	2,907	3,220
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,382	1,476
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (k)	$ 25	$ 25
Series 2007-C3 Class A4, 5.7022% 6/15/39 (k)	498	536
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	1,189	1,302
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (f)(k)	4,688	4,595
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.463% 8/15/36 (k)(m)	55	0 *
Series 2001-CKN5 Class AX, 0% 9/15/34 (f)(k)(m)	5	0 *
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.475% 2/15/22 (f)(k)	60	60
Series 2007-C1 Class B, 5.487% 2/15/40 (f)(k)	2,009	251
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.956% 12/5/31 (f)(k)	1,416	1,416
Class A2FL, 0.856% 12/5/31 (f)(k)	1,520	1,520
Class BFL, 1.256% 12/5/31 (f)(k)	5,610	5,614
Class CFL, 1.656% 12/5/31 (f)(k)	3,980	3,984
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	16,649	17,952
Series 2001-1 Class X1, 1.6605% 5/15/33 (f)(k)(m)	117	0 *
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	33,895	36,673
Series 2006-GG7 Class A4, 5.8189% 7/10/38 (k)	4,417	4,705
Series 2007-GG11 Class A1, 0.2924% 12/10/49 (f)(k)(m)	18,573	0 *
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,591	2,787
Class A4, 5.56% 11/10/39 (k)	4,713	5,059
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)	1,380	1,406
Class DFX, 4.4065% 11/5/30 (f)	12,899	13,206
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.435% 11/15/18 (f)(k)	164	163
Class F, 0.485% 11/15/18 (f)(k)	383	372
Class G, 0.515% 11/15/18 (f)(k)	332	314
Class H, 0.655% 11/15/18 (f)(k)	255	239
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2014-BXH:
Class C, 1.806% 4/15/27 (f)(k)	$ 2,117	$ 2,117
Class D, 2.406% 4/15/27 (f)(k)	4,512	4,512
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	63	63
Class A4, 5.429% 12/12/43	8,980	9,589
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	11,427	12,271
Class A4, 5.399% 5/15/45	810	864
Series 2006-LDP9 Class A3, 5.336% 5/15/47	11,113	11,952
Series 2007-CB18 Class A4, 5.44% 6/12/47	688	744
Series 2007-CB19 Class A4, 5.7029% 2/12/49 (k)	4,648	5,084
Series 2007-LD11:
Class A2, 5.79% 6/15/49 (k)	130	130
Class A4, 5.805% 6/15/49 (k)	34,884	37,932
Series 2007-LDPX Class A3, 5.42% 1/15/49	17,495	18,937
Series 2006-LDP7 Class A4, 5.8657% 4/15/45 (k)	1,740	1,855
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (k)	108	13
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (k)	1,054	1,158
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	591	634
Series 2006-C7 Class A2, 5.3% 11/15/38	678	698
Series 2007-C1 Class A4, 5.424% 2/15/40	4,021	4,356
Series 2007-C2 Class A3, 5.43% 2/15/40	2,394	2,607
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	1,546	1,645
Series 2007-C7:
Class A3, 5.866% 9/15/45	2,975	3,309
Class XCP, 0.2789% 9/15/45 (k)(m)	74,046	53
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4208% 1/12/44 (f)(k)	1,143	1,088
Series 2007-C1 Class A4, 5.8385% 6/12/50 (k)	4,974	5,500
Series 2008-C1 Class A4, 5.69% 2/12/51	2,735	3,029
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (k)	65	65
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	438	450
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class A4, 5.378% 8/12/48	$ 8,179	$ 8,759
Class B, 5.479% 8/12/48	3,942	1,883
Series 2007-6 Class A4, 5.485% 3/12/51 (k)	10,897	11,837
Series 2007-7 Class A4, 5.7432% 6/12/50 (k)	4,599	5,027
Series 2006-4 Class XP, 0.6181% 12/12/49 (k)(m)	17,362	30
Series 2007-6 Class B, 5.635% 3/12/51 (k)	1,314	406
Series 2007-7 Class B, 5.7432% 6/12/50 (k)	114	5
Series 2007-8 Class A3, 5.8831% 8/12/49 (k)	1,133	1,247
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (f)(k)	393	353
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (f)(k)	754	751
Class D, 0.345% 10/15/20 (f)(k)	732	727
Class E, 0.405% 10/15/20 (f)(k)	916	906
Class F, 0.455% 10/15/20 (f)(k)	550	541
Class G, 0.495% 10/15/20 (f)(k)	680	662
Class H, 0.585% 10/15/20 (f)(k)	428	395
Class J, 0.735% 10/15/20 (f)(k)	247	203
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)	137	137
Series 2006-IQ11 Class A4, 5.6554% 10/15/42 (k)	330	346
Series 2006-T23 Class A3, 5.8054% 8/12/41 (k)	578	578
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	10,971	11,986
Class AAB, 5.654% 4/15/49	1,892	1,949
Class B, 5.722% 4/15/49 (k)	323	69
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	185	66
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (f)(k)	977	957
Class J, 0.755% 9/15/21 (f)(k)	434	417
Series 2007-WHL8:
Class F, 0.635% 6/15/20 (f)(k)	4,581	4,401
Class LXR1, 0.855% 6/15/20 (f)(k)	162	158
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	19,766	21,372
Series 2007-C31 Class A4, 5.509% 4/15/47	46,948	50,411
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C33:
Class A4, 5.9414% 2/15/51 (k)	$ 25,300	$ 27,439
Class A5, 5.9414% 2/15/51 (k)	870	960
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,339
Series 2005-C22:
Class B, 5.3703% 12/15/44 (k)	2,914	2,908
Class F, 5.3703% 12/15/44 (f)(k)	2,191	600
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	7,210	7,587
Series 2006-C27 Class A1A, 5.749% 7/15/45 (k)	12,088	13,026
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	3,942	3,760
Class D, 5.513% 12/15/43 (k)	2,102	1,885
Series 2007-C31 Class C, 5.6724% 4/15/47 (k)	361	348
Series 2007-C31A Class A2, 5.421% 4/15/47	947	947
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $468,756)		503,101
Municipal Securities - 1.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)	2,300	2,341
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,255	1,840
7.3% 10/1/39	18,960	27,416
7.5% 4/1/34	8,780	12,833
7.55% 4/1/39	16,130	24,466
7.6% 11/1/40	24,550	37,674
7.625% 3/1/40	2,920	4,429
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,472
Series 2010 C1, 7.781% 1/1/35	7,055	8,583
Series 2012 B, 5.432% 1/1/42	1,845	1,742
6.05% 1/1/29	475	497
6.314% 1/1/44	12,665	13,420
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18 (o)	38,500	39,584
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	695	730
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2003:
5.1% 6/1/33	$ 87,365	$ 86,749
Series 2010, 4.421% 1/1/15	5,980	6,046
Series 2010-1, 6.63% 2/1/35	17,960	19,999
Series 2010-3:
5.547% 4/1/19	185	203
6.725% 4/1/35	8,580	9,643
7.35% 7/1/35	5,140	6,013
Series 2011:
4.961% 3/1/16	580	612
5.365% 3/1/17	215	233
5.665% 3/1/18	8,220	9,108
5.877% 3/1/19	18,220	20,379
Series 2013:
1.28% 12/1/15	4,975	4,983
4% 12/1/20	7,040	7,197
TOTAL MUNICIPAL SECURITIES (Cost $329,775)		348,192
Foreign Government and Government Agency Obligations - 0.4%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)	6,350	6,528
5.75% 9/26/23 (f)	5,809	6,317
6.369% 6/16/18 (f)	12,537	13,975
Brazilian Federative Republic:
4.25% 1/7/25	12,300	12,792
5.625% 1/7/41	6,113	6,877
Italian Republic:
3.125% 1/26/15	10,287	10,391
4.5% 1/21/15	7,717	7,835
4.75% 1/25/16	7,716	8,124
5.375% 6/12/17	4,630	5,107
United Mexican States:
3.5% 1/21/21	6,500	6,760
4% 10/2/23	14,090	14,935
4.75% 3/8/44	6,152	6,453
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $101,892)		106,094
Bank Notes - 0.1%
	Principal Amount (000s)	Value (000s)
Discover Bank (Delaware) 3.2% 8/9/21	$ 9,774	$ 9,806
Fifth Third Bank 4.75% 2/1/15	951	967
TOTAL BANK NOTES (Cost $10,705)		10,773
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (g)(k) (Cost $1,362)	1,204	1,309
Fixed-Income Funds - 6.1%
	Shares
Fidelity High Income Central Fund 2 (l)	6,093,687	721,797
Fidelity Mortgage Backed Securities Central Fund (l)	8,586,627	931,563
TOTAL FIXED-INCOME FUNDS (Cost $1,496,732)		1,653,360
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.11% (b)	844,994,639	844,995
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	103,404,572	103,405
TOTAL MONEY MARKET FUNDS (Cost $948,400)		948,400
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $22,324,358)		27,514,264
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(567,962)
NET ASSETS - 100%		$ 26,946,302
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4% 9/1/44	$ (5,000)	$ (5,297)
4% 9/1/44	(10,800)	(11,442)
4% 9/1/44	(16,000)	(16,951)
4% 9/1/44	(17,000)	(18,010)
4% 9/1/44	(17,100)	(18,116)
4% 9/1/44	(17,000)	(18,010)
4% 9/1/44	(17,100)	(18,116)
4% 9/1/44	(3,700)	(3,920)
4.5% 9/1/44	(26,600)	(28,721)
5% 9/1/44	(4,300)	(4,742)
5.5% 9/1/44	(15,300)	(17,017)
TOTAL TBA SALE COMMITMENTS (Proceeds $160,254)		$ (160,342)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,810 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2014	$ 181,127	$ 7,076
Sold
Treasury Contracts
631 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2014	$ 74,985	$ (139)
		$ 256,112	$ 6,937

The face value of futures purchased as a percentage of net assets is 0.7%
The face value of futures sold as a percentage of net assets is 0.3%
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	$ 120	$ (117)	$ 0	$ (117)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $443,178,000 or 1.6% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,410,000.
(j) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,119,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $67,372,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	10/24/13	$ 38,500
Legend Pictures LLC	9/23/10	$ 6,428
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 4,704
Xero Ltd.	10/14/13	$ 7,124
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 696
Fidelity High Income Central Fund 2	41,648
Fidelity Mortgage Backed Securities Central Fund	25,762
Fidelity Securities Lending Cash Central Fund	876
Total	$ 68,982
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 656,337	$ 41,648	$ -	$ 721,797	82.8%
Fidelity Mortgage Backed Securities Central Fund	1,402,181	25,762	530,217	931,563	8.7%
Total	$ 2,058,518	$ 67,410	$ 530,217	$ 1,653,360
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Independence Contract Drilling	$ -	$ 15,015	$ 1,518	$ -	$ 14,109
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,448,219	$ 2,432,765	$ -	$ 15,454
Consumer Staples	1,780,718	1,731,335	49,383	-
Energy	2,049,203	2,012,396	36,807	-
Financials	3,059,047	3,059,047	-	-
Health Care	2,754,680	2,632,324	122,356	-
Industrials	1,781,132	1,781,132	-	-
Information Technology	3,518,395	3,505,730	9,219	3,446
Materials	862,664	862,664	-	-
Telecommunication Services	381,347	381,347	-	-
Utilities	565,312	565,312	-	-
Corporate Bonds	2,731,668	-	2,731,668	-
U.S. Government and Government Agency Obligations	869,006	-	869,006	-
U.S. Government Agency - Mortgage Securities	995,109	-	995,109	-
Asset-Backed Securities	86,604	-	85,602	1,002
Collateralized Mortgage Obligations	59,931	-	59,315	616
Commercial Mortgage Securities	503,101	-	502,479	622
Municipal Securities	348,192	-	348,192	-
Foreign Government and Government Agency Obligations	106,094	-	106,094	-
Bank Notes	10,773	-	10,773	-
Preferred Securities	1,309	-	1,309	-
Fixed-Income Funds	1,653,360	1,653,360	-	-
Money Market Funds	948,400	948,400	-	-
Total Investments in Securities:	$ 27,514,264	$ 21,565,812	$ 5,927,312	$ 21,140
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 7,076	$ 7,076	$ -	$ -
Liabilities
Futures Contracts	$ (139)	$ (139)	$ -	$ -
Swaps	(117)	-	(117)	-
Total Liabilities	$ (256)	$ (139)	$ (117)	$ -
Total Derivative Instruments:	$ 6,820	$ 6,937	$ (117)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (160,342)	$ -	$ (160,342)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swaps (b)	$ -	$ (117)
Equity Risk
Futures Contracts (a)	7,076	-
Interest Rate Risk
Futures Contracts (a)	-	(139)
Total Value of Derivatives	$ 7,076	$ (256)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	10.0%
AAA,AA,A	4.3%
BBB	9.2%
BB	1.2%
B	1.5%
CCC,CC,C	0.4%
D	0.0%*
Not Rated	0.1%
Equities	71.3%
Short-Term Investments and Net Other Assets	2.0%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014
Assets
Investment in securities, at value (including securities loaned of $101,039) - See accompanying schedule: Unaffiliated issuers (cost $19,865,731)	$ 24,898,395
Fidelity Central Funds (cost $2,445,132)	2,601,760
Other affiliated issuers (cost $13,495)	14,109
Total Investments (cost $22,324,358)		$ 27,514,264
Cash		1,058
Foreign currency held at value (cost $220)		220
Receivable for investments sold, regular delivery		161,539
Receivable for TBA sale commitments		160,254
Receivable for fund shares sold		18,374
Dividends receivable		30,305
Interest receivable		42,744
Distributions receivable from Fidelity Central Funds		198
Receivable for daily variation margin for derivative instruments		406
Receivable from investment adviser for expense reductions		6
Other receivables		1,264
Total assets		27,930,632

Liabilities
Payable for investments purchased Regular delivery	$ 136,813
Delayed delivery	553,896
TBA sale commitments, at value	160,342
Payable for fund shares redeemed	16,933
Bi-lateral OTC swaps, at value	117
Accrued management fee	8,814
Other affiliated payables	2,812
Other payables and accrued expenses	1,198
Collateral on securities loaned, at value	103,405
Total liabilities		984,330

Net Assets		$ 26,946,302
Net Assets consist of:
Paid in capital		$ 20,289,722
Undistributed net investment income		91,293
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,368,742
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,196,545
Net Assets		$ 26,946,302

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Balanced: Net Asset Value, offering price and redemption price per share ($19,574,425 ÷ 802,242 shares)	$ 24.40

Class K: Net Asset Value, offering price and redemption price per share ($7,371,877 ÷ 302,133 shares)	$ 24.40

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Dividends		$ 299,899
Interest		183,690
Income from Fidelity Central Funds		68,982
Total income		552,571

Expenses
Management fee	$ 100,330
Transfer agent fees	29,885
Accounting and security lending fees	2,191
Custodian fees and expenses	426
Independent trustees' compensation	104
Appreciation in deferred trustee compensation account	1
Registration fees	317
Audit	162
Legal	109
Miscellaneous	192
Total expenses before reductions	133,717
Expense reductions	(672)	133,045
Net investment income (loss)		419,526
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,941,516
Fidelity Central Funds	1,986
Other affiliated issuers	(2)
Foreign currency transactions	(139)
Futures contracts	34,067
Swaps	(8,292)
Total net realized gain (loss)		1,969,136
Change in net unrealized appreciation (depreciation) on: Investment securities	1,984,504
Assets and liabilities in foreign currencies	(64)
Futures contracts	5,168
Swaps	9,889
Delayed delivery commitments	(2,238)
Total change in net unrealized appreciation (depreciation)		1,997,259
Net gain (loss)		3,966,395
Net increase (decrease) in net assets resulting from operations		$ 4,385,921

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 419,526	$ 379,768
Net realized gain (loss)	1,969,136	1,617,924
Change in net unrealized appreciation (depreciation)	1,997,259	309,252
Net increase (decrease) in net assets resulting from operations	4,385,921	2,306,944
Distributions to shareholders from net investment income	(412,435)	(352,712)
Distributions to shareholders from net realized gain	(1,179,420)	-
Total distributions	(1,591,855)	(352,712)
Share transactions - net increase (decrease)	1,479,644	99,632
Total increase (decrease) in net assets	4,273,710	2,053,864

Net Assets
Beginning of period	22,672,592	20,618,728
End of period (including undistributed net investment income of $91,293 and undistributed net investment income of $97,655, respectively)	$ 26,946,302	$ 22,672,592

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Balanced

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.85	$ 19.95	$ 18.17	$ 16.27	$ 15.40
Income from Investment Operations
Net investment income (loss) B	.38	.36	.37	.35	.36
Net realized and unrealized gain (loss)	3.68	1.88	1.76	1.91	.88
Total from investment operations	4.06	2.24	2.13	2.26	1.24
Distributions from net investment income	(.38)	(.34)	(.35)	(.35)	(.36)
Distributions from net realized gain	(1.13)	-	-	(.01)	(.01)
Total distributions	(1.51)	(.34)	(.35)	(.36)	(.37)
Net asset value, end of period	$ 24.40	$ 21.85	$ 19.95	$ 18.17	$ 16.27
Total ReturnA	19.46%	11.32%	11.89%	13.88%	8.06%
Ratios to Average Net Assets C, E
Expenses before reductions	.56%	.58%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.56%	.58%	.60%	.61%	.62%
Expenses net of all reductions	.56%	.57%	.59%	.60%	.61%
Net investment income (loss)	1.65%	1.72%	1.98%	1.92%	2.18%
Supplemental Data
Net assets, end of period (in millions)	$ 19,574	$ 16,342	$ 15,016	$ 15,602	$ 16,764
Portfolio turnover rateD	176%	244%F	155%	193%F	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.85	$ 19.95	$ 18.17	$ 16.27	$ 15.40
Income from Investment Operations
Net investment income (loss) B	.40	.39	.40	.38	.38
Net realized and unrealized gain (loss)	3.69	1.87	1.76	1.90	.88
Total from investment operations	4.09	2.26	2.16	2.28	1.26
Distributions from net investment income	(.40)	(.36)	(.38)	(.38)	(.38)
Distributions from net realized gain	(1.13)	-	-	(.01)	(.01)
Total distributions	(1.54)G	(.36)	(.38)	(.38)F	(.39)
Net asset value, end of period	$ 24.40	$ 21.85	$ 19.95	$ 18.17	$ 16.27
Total ReturnA	19.59%	11.45%	12.03%	14.04%	8.23%
Ratios to Average Net Assets C, E
Expenses before reductions	.46%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.46%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.46%	.46%	.47%	.47%	.47%
Net investment income (loss)	1.75%	1.83%	2.10%	2.05%	2.32%
Supplemental Data
Net assets, end of period (in millions)	$ 7,372	$ 6,330	$ 5,603	$ 4,102	$ 2,692
Portfolio turnover rateD	176%	244% H	155%	193%H	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.38 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.008 per share.

G Total distributions of $1.54 per share is comprised of distributions from net investment income of $.401 and distributions from net realized gain of $1.134 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	less than 0.01%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent

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3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,219,190
Gross unrealized depreciation	(199,524)
Net unrealized appreciation (depreciation) on securities	$ 5,019,666

Tax Cost	$ 22,494,598

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 589,943
Undistributed long-term capital gain	$ 1,048,100
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,019,368

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 496,048	$ 352,712
Long-term Capital Gains	1,095,807	-
Total	$ 1,591,855	$ 352,712

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (8,292)	$ 9,889
Equity Risk
Futures Contracts	33,030	5,307
Interest Rate Risk
Futures Contracts	1,037	(139)
Totals (a)	$ 25,775	$ 15,057

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

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4. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $15,280,351 and $14,825,305, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Balanced	$ 26,694.15
Class K	3,191.05
	$ 29,885

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $216 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $42 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $7,336. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $678. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $876 (including $41 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $551 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $121.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Balanced	$ 293,979	$ 249,039
Class K	118,456	103,673
Total	$ 412,435	$ 352,712
From net realized gain
Balanced	$ 854,324	$ -
Class K	325,096	-
Total	$ 1,179,420	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Balanced
Shares sold	131,812	125,541	$ 3,033,218	$ 2,652,879
Reinvestment of distributions	49,953	11,563	1,102,403	238,686
Shares redeemed	(127,309)	(141,860)	(2,927,201)	(2,965,223)
Net increase (decrease)	54,456	(4,756)	$ 1,208,420	$ (73,658)
Class K
Shares sold	59,821	69,664	$ 1,378,995	$ 1,451,163
Reinvestment of distributions	20,098	5,019	443,552	103,673
Shares redeemed	(67,456)	(65,784)	(1,551,323)	(1,381,546)
Net increase (decrease)	12,463	8,899	$ 271,224	$ 173,290

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Balanced Fund voted to pay to the shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Balanced	10/13/14	10/10/14	$0.093	$1.420

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2014, $1,266,885,376 or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $136,007,095 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Balanced designates 11%, 35%, 78% and 78% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Balanced designates 16%, 40%, 98% and 99% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for a sleeve of the fund in April 2013 and June 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Balanced Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
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245 Summer St., Boston, MA 02210
www.fidelity.com

BAL-UANN-1014
1.789243.111

Fidelity®

Balanced

Fund -
Class K

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class K A	19.59%	13.00%	8.48%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Balanced Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Balanced Fund - Class K on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See footnote A above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a slowing economy early in 2014 to post a solid gain for the 12 months ending August 31, 2014, supported at home by low interest rates and globally by new stimulus efforts in Europe and China. The broad-market S&P 500® Index rose 25.25%, reaching an all-time high during the period. The tech-heavy Nasdaq Composite Index® gained 29.15%, while the small-cap Russell 2000® Index returned 17.68%. Information technology (+34%) was the top sector in the S&P 500®, driven by strong results among semiconductor and hardware/equipment stocks. Health care (+32%) rose broadly, driven by biotechnology and life sciences names. Conversely, traditionally defensive sectors - consumer staples, utilities and telecommunication services - lagged the advance. Volatility was generally tame, with markets supported by declining unemployment, near-record corporate profits, muted inflation and fairly low company debt levels. Meanwhile, U.S. taxable bonds notched gains for the 12-month period, driven by yield-advantaged-sectors. The Barclays® U.S. Aggregate Bond Index rose 5.66% on the strength of longer-maturity bonds, which benefited from a decline in long-term interest rates. Lower-quality corporate issues attracted some of the strongest buying interest, reflected by the 10.61% gain of The BofA Merrill LynchSM US High Yield Constrained Index.

Comments from Co-Portfolio Manager Robert Stansky, Head of FMR's Stock Selector Large Cap Group, which manages Fidelity® Balanced Fund: For the year, the fund's Class K shares gained 19.59%, outperforming the 17.14% advance of the Fidelity Balanced Hybrid Composite IndexSM. Overweighting stocks and underweighting investment-grade bonds notably boosted the fund's result versus the Composite index. Security selection in the investment-grade sleeve also helped, while a small non-index stake in high-yield bonds modestly detracted. Looking at fixed income, we had favorable overweightings in corporate bonds and taxable municipal bonds, and underweightings in mortgage-backed securities and U.S. Treasuries. Yield-curve positioning modestly helped. In terms of individual stocks, choices in health care added the most value by far, including a non-index stake in genetic analysis toolmaker Illumina. We liked Illumina's innovation and accelerating end markets, but we sold the fund's stake to help manage risk and lock in profits. In information technology, we had some hits and misses. NXP Semiconductors helped, as the Netherlands-based chipmaker reported consecutive quarters of strong financial results, and the non-index stock moved sharply higher. Conversely, it hurt the most to avoid chipmaker and outperforming index name Intel, a slower-growth legacy tech stock.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Balanced	.56%
Actual		$ 1,000.00	$ 1,057.50	$ 2.90
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.85
Class K	.46%
Actual		$ 1,000.00	$ 1,058.50	$ 2.39
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.6	2.0
Chevron Corp.	1.6	0.6
Google, Inc. Class C	1.3	0.0
Procter & Gamble Co.	1.2	1.3
Capital One Financial Corp.	1.2	1.2
	7.9
Top Five Bond Issuers as of August 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	4.5	4.4
U.S. Treasury Obligations	3.2	5.4
Ginnie Mae	1.1	0.9
Freddie Mac	0.9	1.0
Verizon Communications, Inc.	0.7	0.8
	10.4
Top Five Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.4	16.5
Information Technology	13.2	13.3
Health Care	10.8	10.5
Consumer Discretionary	9.9	9.4
Energy	9.2	8.3
Asset Allocation (% of fund's net assets)
As of August 31, 2014*		As of February 28, 2014**
	Stocks and Equity Futures 72.0%		Stocks and Equity Futures 71.1%
	Bonds 26.6%		Bonds 27.5%
	Convertible Securities 0.0%		Convertible Securities 0.1%
	Other Investments 0.4%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 1.0%
* Foreign investments	9.7%	** Foreign investments	11.0%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Common Stocks - 71.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.1%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	2,745,577	$ 92,059
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	323,036	8,367
Extended Stay America, Inc. unit	6,093,170	145,383
Hilton Worldwide Holdings, Inc.	2,656,100	67,252
Marriott International, Inc. Class A	907,267	62,964
McDonald's Corp.	1,347,474	126,285
Panera Bread Co. Class A (a)	790,600	118,543
Starbucks Corp.	1,944,800	151,325
Yum! Brands, Inc.	2,009,752	145,566
		825,685
Internet & Catalog Retail - 0.7%
Ctrip.com International Ltd. sponsored ADR (a)	537,000	34,459
Liberty Interactive Corp. Series A (a)	3,909,835	115,418
Qunar Cayman Islands Ltd. sponsored ADR (d)	1,022,699	30,701
		180,578
Media - 3.2%
CBS Outdoor Americas, Inc.	414,000	14,229
Comcast Corp. Class A	847,042	46,359
DIRECTV (a)	1,297,018	112,127
DreamWorks Animation SKG, Inc. Class A (a)	514,800	11,241
Legend Pictures LLC (a)(n)(o)	8,571	15,454
Liberty Media Corp.:
Class A (a)	561,300	27,633
Class C (a)	1,284,300	62,250
Manchester United PLC (a)	1,838,000	31,356
The Madison Square Garden Co. Class A (a)	1,794,085	119,953
Time Warner Cable, Inc.	156,100	23,092
Twenty-First Century Fox, Inc. Class A	6,810,241	241,219
Viacom, Inc. Class B (non-vtg.)	1,947,992	158,080
		862,993
Multiline Retail - 0.5%
Dollar General Corp. (a)	2,216,112	141,809
Specialty Retail - 0.5%
TJX Companies, Inc.	2,287,933	136,384
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
lululemon athletica, Inc. (a)	889,252	$ 35,508
NIKE, Inc. Class B	2,205,000	173,203
		208,711
TOTAL CONSUMER DISCRETIONARY		2,448,219
CONSUMER STAPLES - 6.6%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	202,344	22,572
Coca-Cola Icecek Sanayi A/S	298,728	7,048
Diageo PLC sponsored ADR	250,787	30,062
Embotelladora Andina SA sponsored ADR	332,973	6,496
Monster Beverage Corp. (a)	469,100	41,473
Pernod Ricard SA	303,550	35,793
Remy Cointreau SA	269,186	21,395
The Coca-Cola Co.	5,347,661	223,104
		387,943
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	1,953,385	155,196
Kroger Co.	2,149,554	109,584
Sysco Corp.	954,112	36,094
Wal-Mart Stores, Inc.	909,567	68,672
Whole Foods Market, Inc.	1,005,800	39,367
		408,913
Food Products - 0.8%
Bunge Ltd.	435,098	36,831
ConAgra Foods, Inc.	513,481	16,534
Keurig Green Mountain, Inc.	303,400	40,449
Mead Johnson Nutrition Co. Class A	762,431	72,888
Nestle SA	345,647	26,811
The Hershey Co.	69,000	6,308
		199,821
Household Products - 1.2%
Procter & Gamble Co.	3,969,493	329,905
Personal Products - 0.1%
L'Oreal SA	105,800	17,516
Nu Skin Enterprises, Inc. Class A	162,175	7,252
		24,768
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.6%
Altria Group, Inc.	3,791,613	$ 163,343
British American Tobacco PLC sponsored ADR	1,817,610	215,241
Philip Morris International, Inc.	390,734	33,439
Souza Cruz SA	912,700	8,546
		420,569
TOTAL CONSUMER STAPLES		1,771,919
ENERGY - 7.6%
Energy Equipment & Services - 1.2%
C&J Energy Services, Inc. (a)	830,051	23,814
Dril-Quip, Inc. (a)	286,169	29,038
FMC Technologies, Inc. (a)	798,771	49,396
Halliburton Co.	2,144,911	145,017
Independence Contract Drilling (e)	1,226,834	14,109
Ocean Rig UDW, Inc. (United States)	725,596	13,445
Oceaneering International, Inc.	640,391	44,546
		319,365
Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp.	1,436,131	161,838
BG Group PLC	1,846,464	36,807
Cabot Oil & Gas Corp.	1,881,450	63,104
Carrizo Oil & Gas, Inc. (a)	330,798	20,748
Chevron Corp.	3,232,605	418,461
Cimarex Energy Co.	429,002	62,274
EOG Resources, Inc.	918,416	100,916
Exxon Mobil Corp.	2,526,378	251,274
Gulfport Energy Corp. (a)	343,900	20,118
Kinder Morgan Holding Co. LLC (d)	2,006,800	80,794
Kinder Morgan Management LLC	428,800	41,902
Memorial Resource Development Corp.	945,471	27,863
Noble Energy, Inc.	1,418,730	102,347
ONEOK, Inc.	168,515	11,830
Peabody Energy Corp.	608,908	9,669
Phillips 66 Co.	1,272,517	110,734
Phillips 66 Partners LP	300,022	22,202
PrairieSky Royalty Ltd.	112,500	4,087
Suncor Energy, Inc.	667,500	27,399
Valero Energy Partners LP	823,031	43,876
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	961,277	$ 89,072
YPF SA Class D sponsored ADR	681,700	22,523
		1,729,838
TOTAL ENERGY		2,049,203
FINANCIALS - 11.4%
Banks - 4.4%
Bank of America Corp.	18,665,808	300,333
Citigroup, Inc.	3,382,212	174,691
Huntington Bancshares, Inc.	8,012,800	78,886
JPMorgan Chase & Co.	5,407,854	321,497
Societe Generale Series A	580,802	29,423
SunTrust Banks, Inc.	1,283,148	48,862
Synovus Financial Corp.	778,720	18,806
U.S. Bancorp	5,100,347	215,643
		1,188,141
Capital Markets - 1.6%
Ameriprise Financial, Inc.	665,862	83,739
BlackRock, Inc. Class A	433,776	143,376
Carlyle Group LP	286,400	9,526
E*TRADE Financial Corp. (a)	1,804,949	40,178
Invesco Ltd.	841,213	34,355
Northern Trust Corp.	427,519	29,648
Oaktree Capital Group LLC Class A	286,697	14,398
State Street Corp.	512,700	36,930
The Blackstone Group LP	755,407	25,329
		417,479
Consumer Finance - 1.7%
Capital One Financial Corp.	3,999,501	328,199
Discover Financial Services	671,810	41,901
Navient Corp.	2,313,334	41,501
SLM Corp.	4,624,534	40,973
Springleaf Holdings, Inc.	243,300	8,097
		460,671
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc.:
Class A (a)	129	26,559
Class B (a)	1,188,800	163,163
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange Group, Inc.	204,062	$ 38,568
KBC Ancora (a)	343,174	11,250
		239,540
Insurance - 1.6%
AFLAC, Inc.	229,800	14,073
Direct Line Insurance Group PLC	8,517,030	42,263
esure Group PLC	1,382,886	6,084
Fairfax Financial Holdings Ltd. (sub. vtg.)	101,000	46,539
Marsh & McLennan Companies, Inc.	1,923,477	102,137
MetLife, Inc.	2,192,647	120,025
Principal Financial Group, Inc.	303,600	16,482
The Travelers Companies, Inc.	768,540	72,788
Unum Group	609,200	22,096
		442,487
Real Estate Investment Trusts - 0.9%
Altisource Residential Corp. Class B	1,899,017	46,602
American Tower Corp.	209,731	20,679
Boston Properties, Inc.	524,397	63,672
Digital Realty Trust, Inc. (d)	613,500	40,031
Piedmont Office Realty Trust, Inc. Class A	1,099,538	21,430
Senior Housing Properties Trust (SBI)	545,407	12,724
Sun Communities, Inc.	584,915	31,369
		236,507
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	2,335,503	74,222
TOTAL FINANCIALS		3,059,047
HEALTH CARE - 10.2%
Biotechnology - 3.1%
Actelion Ltd.	250,276	30,724
Alexion Pharmaceuticals, Inc. (a)	691,204	117,014
Amgen, Inc.	1,367,358	190,582
Biogen Idec, Inc. (a)	440,985	151,275
Celgene Corp. (a)	326,500	31,024
Gilead Sciences, Inc. (a)	2,461,428	264,800
Puma Biotechnology, Inc. (a)	37,300	9,717
Vertex Pharmaceuticals, Inc. (a)	598,700	56,020
		851,156
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	7,892,502	$ 100,077
Covidien PLC	1,370,944	119,039
Edwards Lifesciences Corp. (a)	316,482	31,414
Medtronic, Inc.	698,900	44,625
Quidel Corp. (a)(d)	399,590	9,430
The Cooper Companies, Inc.	384,937	62,756
		367,341
Health Care Providers & Services - 1.5%
Brookdale Senior Living, Inc. (a)	722,803	25,262
Cigna Corp.	1,067,660	101,001
HCA Holdings, Inc. (a)	1,356,679	94,723
Henry Schein, Inc. (a)	333,004	39,857
McKesson Corp.	819,148	159,758
		420,601
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A	720,734	21,600
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	1,681,100	96,092
Thermo Fisher Scientific, Inc.	953,797	114,656
		210,748
Pharmaceuticals - 3.3%
AbbVie, Inc.	2,724,768	150,625
Actavis PLC (a)	693,243	157,352
Allergan, Inc.	410,500	67,191
Bristol-Myers Squibb Co.	2,558,841	129,605
Merck & Co., Inc.	1,519,296	91,325
Pfizer, Inc.	2,103,834	61,832
Roche Holding AG (participation certificate)	193,869	56,621
Salix Pharmaceuticals Ltd. (a)	258,384	41,111
Shire PLC	806,788	65,735
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,177,400	61,837
		883,234
TOTAL HEALTH CARE		2,754,680
INDUSTRIALS - 6.6%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	1,689,809	160,921
Meggitt PLC	7,670,800	60,057
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc.	579,269	$ 108,897
United Technologies Corp.	395,393	42,695
		372,570
Air Freight & Logistics - 0.4%
FedEx Corp.	683,827	101,124
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	1,515,967	45,722
Electrical Equipment - 1.3%
Acuity Brands, Inc.	723,869	89,673
AMETEK, Inc.	3,339,448	176,790
Hubbell, Inc. Class B	811,092	98,061
		364,524
Industrial Conglomerates - 1.5%
Danaher Corp.	2,811,066	215,356
Roper Industries, Inc.	1,231,039	185,345
		400,701
Machinery - 0.2%
Deere & Co.	713,500	59,998
Professional Services - 0.5%
Verisk Analytics, Inc. (a)	2,242,905	143,972
WageWorks, Inc. (a)	120,932	4,990
		148,962
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	2,164,495	163,528
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	503,669	124,003
TOTAL INDUSTRIALS		1,781,132
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 0.9%
Cisco Systems, Inc.	2,172,699	54,296
Juniper Networks, Inc.	892,755	20,703
QUALCOMM, Inc.	2,097,451	159,616
		234,615
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	1,479,765	92,752
Internet Software & Services - 3.7%
58.com, Inc. ADR	327,589	13,644
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Benefitfocus, Inc.	270,404	$ 8,929
ChannelAdvisor Corp. (a)	809,306	13,111
Cvent, Inc.	1,753,646	44,052
Demandware, Inc. (a)	437,635	23,260
eBay, Inc. (a)	1,208,400	67,066
Endurance International Group Holdings, Inc. (d)	1,249,016	16,812
Facebook, Inc. Class A (a)	1,382,107	103,409
Five9, Inc. (d)	1,838,400	10,791
Google, Inc.:
Class A (a)	354,969	206,720
Class C (a)	589,769	337,112
Millennial Media, Inc.	173,845	331
NAVER Corp.	29,452	22,305
Opower, Inc. (d)	1,166,993	18,252
Wix.com Ltd. (a)(d)	392,937	6,468
Yahoo!, Inc. (a)	2,327,060	89,615
Zoopla Property Group PLC (d)	4,633,297	19,326
		1,001,203
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	78,922	3,609
Fidelity National Information Services, Inc.	1,504,071	85,356
Lionbridge Technologies, Inc. (a)	739,645	3,432
Quindell PLC (d)	3,077,687	8,686
Sapient Corp. (a)	451,061	6,545
Total System Services, Inc.	1,135,600	35,726
Visa, Inc. Class A	317,722	67,522
		210,876
Semiconductors & Semiconductor Equipment - 1.2%
Micron Technology, Inc. (a)	2,378,000	77,523
NVIDIA Corp.	2,004,517	38,988
NXP Semiconductors NV (a)	3,115,624	213,483
RF Micro Devices, Inc. (a)	948,000	11,822
		341,816
Software - 2.8%
Activision Blizzard, Inc.	499,000	11,746
Adobe Systems, Inc. (a)	1,149,557	82,653
Autodesk, Inc. (a)	804,100	43,132
CommVault Systems, Inc. (a)	485,009	26,743
Concur Technologies, Inc. (a)	57,457	5,768
Covisint Corp. (d)	369,400	1,777
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Fleetmatics Group PLC (a)	250,503	$ 8,222
Imperva, Inc. (a)	880,290	25,625
Intuit, Inc.	372,200	30,960
Microsoft Corp.	5,776,032	262,405
Oracle Corp.	2,609,625	108,378
Qlik Technologies, Inc. (a)	293,817	8,294
salesforce.com, Inc. (a)	2,082,396	123,049
Xero Ltd. (o)	468,513	8,888
		747,640
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	6,797,614	696,754
Electronics for Imaging, Inc. (a)	554,205	24,407
Hewlett-Packard Co.	4,339,100	164,886
		886,047
TOTAL INFORMATION TECHNOLOGY		3,514,949
MATERIALS - 3.2%
Chemicals - 2.6%
Airgas, Inc.	1,788,970	197,467
Cabot Corp.	270,371	14,811
Eastman Chemical Co.	622,382	51,328
Ecolab, Inc.	698,700	80,225
FMC Corp.	760,773	50,318
LyondellBasell Industries NV Class A	766,922	87,698
Methanex Corp.	300,200	20,072
Monsanto Co.	807,646	93,404
Potash Corp. of Saskatchewan, Inc. (d)	1,044,785	36,697
Sigma Aldrich Corp.	457,510	47,581
W.R. Grace & Co. (a)	331,001	32,779
		712,380
Construction Materials - 0.2%
Eagle Materials, Inc.	94,700	9,651
Vulcan Materials Co.	536,143	33,981
		43,632
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	2,269,877	29,032
Rock-Tenn Co. Class A	706,578	34,735
		63,767
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.2%
Carpenter Technology Corp.	44,400	$ 2,430
Freeport-McMoRan Copper & Gold, Inc.	367,400	13,362
Nucor Corp.	498,767	27,093
		42,885
TOTAL MATERIALS		862,664
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.2%
CenturyLink, Inc.	422,800	17,331
inContact, Inc. (a)	1,324,987	12,137
Level 3 Communications, Inc. (a)	647,709	29,121
Verizon Communications, Inc.	5,553,301	276,665
		335,254
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	1,366,600	41,107
Telephone & Data Systems, Inc.	189,300	4,986
		46,093
TOTAL TELECOMMUNICATION SERVICES		381,347
UTILITIES - 2.1%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	372,132	19,983
Edison International	542,827	32,103
Exelon Corp.	1,380,800	46,146
NextEra Energy, Inc.	949,100	93,439
PPL Corp.	1,475,400	51,093
		242,764
Gas Utilities - 0.2%
National Fuel Gas Co.	618,189	47,254
Independent Power and Renewable Electricity Producers - 0.0%
Abengoa Yield PLC	101,300	4,063
NextEra Energy Partners LP	122,200	4,290
		8,353
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	1,242,072	38,231
Multi-Utilities - 0.9%
Dominion Resources, Inc.	1,199,800	84,250
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource, Inc.	1,076,482	$ 42,704
PG&E Corp.	578,429	26,885
Sempra Energy	706,531	74,871
		228,710
TOTAL UTILITIES		565,312
TOTAL COMMON STOCKS (Cost $14,380,948)		19,188,472
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (o)	281,270	3,446
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Ambev SA sponsored ADR	1,207,025	8,799
TOTAL PREFERRED STOCKS (Cost $9,180)		12,245
Corporate Bonds - 10.1%
	Principal Amount (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 1,740	1,529
Nonconvertible Bonds - 10.1%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Volkswagen International Finance NV 2.375% 3/22/17 (f)	1,830	1,885
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	$ 617	$ 633
4.25% 6/15/23	4,350	4,639
		5,272
Media - 0.3%
COX Communications, Inc. 3.25% 12/15/22 (f)	2,422	2,380
Discovery Communications LLC 5.05% 6/1/20	204	228
NBCUniversal, Inc. 5.15% 4/30/20	7,276	8,329
News America Holdings, Inc. 7.75% 12/1/45	9,421	14,056
Thomson Reuters Corp. 1.3% 2/23/17	2,082	2,084
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,794
5.85% 5/1/17	1,829	2,042
6.75% 7/1/18	1,974	2,320
8.25% 4/1/19	11,974	15,064
Time Warner, Inc.:
2.1% 6/1/19	13,219	13,111
5.875% 11/15/16	4,882	5,386
Viacom, Inc.:
1.25% 2/27/15	456	458
2.5% 9/1/18	809	823
3.5% 4/1/17	264	279
		78,354
TOTAL CONSUMER DISCRETIONARY		85,511
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
SABMiller Holdings, Inc.:
1.85% 1/15/15 (f)	2,353	2,364
2.45% 1/15/17 (f)	2,353	2,424
		4,788
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 2.25% 12/5/18	4,798	4,847
Kroger Co. 3.3% 1/15/21	6,190	6,363
		11,210
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (f)	$ 572	$ 648
ConAgra Foods, Inc.:
1.9% 1/25/18	2,279	2,279
3.2% 1/25/23	1,917	1,889
Tyson Foods, Inc. 3.95% 8/15/24	9,560	9,767
William Wrigley Jr. Co.:
1.4% 10/21/16 (f)	3,710	3,735
2% 10/20/17 (f)	5,313	5,383
		23,701
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,604	4,504
4% 1/31/24	3,615	3,761
9.7% 11/10/18	6,258	8,120
Reynolds American, Inc.:
3.25% 11/1/22	3,376	3,305
4.85% 9/15/23	8,000	8,629
6.75% 6/15/17	4,975	5,657
7.25% 6/15/37	7,569	9,655
		43,631
TOTAL CONSUMER STAPLES		83,330
ENERGY - 1.4%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (f)	6,909	7,386
5.35% 3/15/20 (f)	6,814	7,531
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	7,956
5% 10/1/21	2,791	3,048
6.5% 4/1/20	2,608	3,034
Noble Holding International Ltd. 3.05% 3/1/16	914	942
Transocean, Inc. 5.05% 12/15/16	4,522	4,878
		34,775
Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp. 6.375% 9/15/17	15,653	17,846
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP:
2.5% 12/1/17	$ 3,027	$ 3,102
2.7% 4/1/19	616	624
3.875% 3/15/23	1,823	1,865
4.95% 4/1/22	1,267	1,399
Duke Energy Field Services:
5.375% 10/15/15 (f)	2,055	2,137
6.45% 11/3/36 (f)	6,493	7,724
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,745
Enable Midstream Partners LP:
2.4% 5/15/19 (f)	1,957	1,951
3.9% 5/15/24 (f)	2,064	2,085
Enbridge Energy Partners LP 4.2% 9/15/21	8,103	8,671
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	780	849
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	5,000
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	7,948	7,956
Motiva Enterprises LLC 5.75% 1/15/20 (f)	1,252	1,418
Nakilat, Inc. 6.067% 12/31/33 (f)	2,490	2,801
Nexen, Inc.:
5.2% 3/10/15	1,528	1,564
6.2% 7/30/19	2,252	2,627
Pemex Project Funding Master Trust 5.75% 3/1/18	25,063	28,121
Petrobras Global Finance BV:
3% 1/15/19	29,822	29,386
3.25% 3/17/17	12,657	12,946
4.375% 5/20/23	4,137	4,082
4.875% 3/17/20	12,657	13,146
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	7,288	7,492
5.375% 1/27/21	12,572	13,255
5.75% 1/20/20	17,949	19,348
7.875% 3/15/19	7,382	8,600
Petroleos Mexicanos:
3.5% 7/18/18	8,047	8,409
3.5% 1/30/23	5,005	4,960
4.875% 1/24/22	1,430	1,554
4.875% 1/18/24	2,251	2,449
4.875% 1/18/24 (f)	4,770	5,190
5.5% 1/21/21	7,423	8,351
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
5.5% 6/27/44	$ 19,723	$ 21,395
6% 3/5/20	3,327	3,818
6.375% 1/23/45 (f)	7,506	9,082
6.5% 6/2/41	8,420	10,272
Phillips 66 Co.:
1.95% 3/5/15	1,844	1,857
2.95% 5/1/17	1,844	1,926
4.3% 4/1/22	6,383	6,918
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,940	2,162
Southeast Supply Header LLC 4.25% 6/15/24 (f)	5,790	5,977
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,225
Spectra Energy Partners, LP:
2.95% 6/15/16	1,472	1,524
4.6% 6/15/21	1,816	1,993
Suncor Energy, Inc. 6.1% 6/1/18	623	718
The Williams Companies, Inc.:
3.7% 1/15/23	1,899	1,822
4.55% 6/24/24	17,216	17,340
Western Gas Partners LP 5.375% 6/1/21	10,614	12,064
Williams Partners LP 4.3% 3/4/24	4,754	4,973
		343,719
TOTAL ENERGY		378,494
FINANCIALS - 5.8%
Banks - 2.6%
Associated Banc Corp. 5.125% 3/28/16	2,238	2,366
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (f)	16,318	16,726
5.5% 7/12/20 (f)	20,348	22,205
6.5% 6/10/19 (f)	2,097	2,362
Bank of America Corp.:
1.35% 11/21/16	5,398	5,415
2.6% 1/15/19	43,489	43,913
2.65% 4/1/19	14,468	14,615
3.875% 3/22/17	944	1,002
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
4.2% 8/26/24	$ 7,745	$ 7,863
6.5% 8/1/16	1,220	1,341
Bank of America NA 5.3% 3/15/17	16,651	18,158
Barclays Bank PLC 2.5% 2/20/19	4,000	4,065
BB&T Corp. 3.95% 3/22/22	1,805	1,922
Capital One NA 2.95% 7/23/21	8,837	8,851
Citigroup, Inc.:
1.3% 11/15/16	663	665
1.75% 5/1/18	21,658	21,556
2.5% 7/29/19	22,812	22,903
2.55% 4/8/19	24,266	24,504
4.05% 7/30/22	17,500	18,039
4.45% 1/10/17	15,842	16,984
5.3% 5/6/44	12,873	13,817
6% 8/15/17	15,053	16,922
6.125% 11/21/17	17,419	19,758
Comerica, Inc. 4.8% 5/1/15	1,223	1,258
Credit Suisse AG 6% 2/15/18	17,158	19,376
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,633
Discover Bank:
7% 4/15/20	4,144	4,965
8.7% 11/18/19	745	938
Fifth Third Bancorp:
3.5% 3/15/22	638	662
4.5% 6/1/18	584	635
5.45% 1/15/17	4,032	4,403
HBOS PLC 6.75% 5/21/18 (f)	560	642
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,546
Huntington Bancshares, Inc. 7% 12/15/20	3,353	4,038
Huntington National Bank:
1.3% 11/20/16	4,131	4,148
2.2% 4/1/19	3,200	3,202
Intesa Sanpaolo SpA:
2.375% 1/13/17	18,700	18,945
3.125% 1/15/16	20,275	20,800
JPMorgan Chase & Co.:
2% 8/15/17	27,274	27,718
2.35% 1/28/19	49,249	49,726
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
3.15% 7/5/16	$ 1,641	$ 1,706
JPMorgan Chase Bank 6% 10/1/17	2,460	2,778
KeyBank NA 5.45% 3/3/16	3,278	3,500
KeyCorp. 5.1% 3/24/21	628	714
Marshall & Ilsley Bank:
4.85% 6/16/15	5,313	5,480
5% 1/17/17	10,492	11,217
Regions Bank:
6.45% 6/26/37	12,100	14,426
7.5% 5/15/18	13,814	16,300
Regions Financial Corp.:
2% 5/15/18	7,953	7,918
5.75% 6/15/15	1,528	1,587
7.75% 11/10/14	7,190	7,280
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	35,482	36,193
6% 12/19/23	12,648	13,751
6.1% 6/10/23	8,213	8,967
6.125% 12/15/22	39,429	43,121
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	6,500	6,513
SunTrust Banks, Inc.:
2.35% 11/1/18	3,112	3,146
3.5% 1/20/17	4,862	5,119
Wachovia Bank NA 6% 11/15/17	8,083	9,191
Wells Fargo & Co.:
4.1% 6/3/26	15,000	15,375
4.48% 1/16/24	6,481	6,950
		693,819
Capital Markets - 0.8%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,464	2,575
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,060	1,116
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,596
2.625% 1/31/19	23,560	23,846
2.9% 7/19/18	10,319	10,612
5.95% 1/18/18	5,343	6,029
6.15% 4/1/18	3,993	4,550
6.25% 9/1/17	23,534	26,623
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
4.25% 11/14/20	$ 3,149	$ 3,319
6.85% 6/15/17	6,480	7,348
Merrill Lynch & Co., Inc. 6.4% 8/28/17	5,074	5,764
Morgan Stanley:
2.125% 4/25/18	18,100	18,209
2.375% 7/23/19	13,004	12,976
2.5% 1/24/19	43,150	43,646
4% 7/24/15	1,373	1,416
4.875% 11/1/22	3,413	3,687
5.625% 9/23/19	547	625
5.95% 12/28/17	301	340
6.625% 4/1/18	1,804	2,089
State Street Corp. 3.1% 5/15/23	7,500	7,408
UBS AG Stamford Branch 2.375% 8/14/19	13,000	13,043
		219,817
Consumer Finance - 0.7%
Capital One Financial Corp. 2.45% 4/24/19	5,260	5,290
Discover Financial Services:
3.85% 11/21/22	2,701	2,766
5.2% 4/27/22	2,488	2,765
6.45% 6/12/17	13,316	14,997
Ford Motor Credit Co. LLC:
1.5% 1/17/17	19,067	19,107
2.375% 3/12/19	19,600	19,618
2.5% 1/15/16	16,000	16,348
2.875% 10/1/18	11,000	11,325
3% 6/12/17	6,246	6,477
4.375% 8/6/23	15,332	16,385
5% 5/15/18	10,000	11,040
5.875% 8/2/21	12,574	14,778
General Electric Capital Corp. 4.625% 1/7/21	849	950
Hyundai Capital America:
1.45% 2/6/17 (f)	6,312	6,317
1.625% 10/2/15 (f)	2,131	2,147
1.875% 8/9/16 (f)	1,605	1,627
2.125% 10/2/17 (f)	2,357	2,389
2.55% 2/6/19 (f)	6,671	6,759
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
2.875% 8/9/18 (f)	$ 2,848	$ 2,938
Synchrony Financial:
1.875% 8/15/17	1,554	1,566
3% 8/15/19	2,283	2,316
3.75% 8/15/21	8,466	8,640
4.25% 8/15/24	3,469	3,551
		180,096
Diversified Financial Services - 0.1%
BP Capital Markets PLC:
4.5% 10/1/20	1,336	1,474
4.742% 3/11/21	6,000	6,726
Five Corners Funding Trust 4.419% 11/15/23 (f)	9,345	9,975
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	6,485	6,585
TECO Finance, Inc.:
4% 3/15/16	1,828	1,916
5.15% 3/15/20	164	185
		26,861
Insurance - 0.6%
AIA Group Ltd. 2.25% 3/11/19 (f)	1,416	1,416
American International Group, Inc.:
2.375% 8/24/15	16,000	16,317
4.875% 6/1/22	4,860	5,455
5.6% 10/18/16	5,560	6,077
Aon Corp.:
3.125% 5/27/16	4,743	4,915
3.5% 9/30/15	4,875	5,026
5% 9/30/20	129	145
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	458
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(k)	2,508	2,596
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,308	1,406
5.125% 4/15/22	1,066	1,218
5.375% 3/15/17	685	752
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (f)	6,498	6,762
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.: - continued
5% 6/1/21 (f)	$ 8,525	$ 9,425
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	5,569	6,208
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	3,576	4,125
MetLife, Inc. 6.75% 6/1/16	5,158	5,689
Metropolitan Life Global Funding I 1.875% 6/22/18 (f)	7,500	7,506
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	4,915	6,240
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,967	6,251
Pacific LifeCorp:
5.125% 1/30/43 (f)	7,709	8,217
6% 2/10/20 (f)	9,721	11,161
Prudential Financial, Inc.:
2.3% 8/15/18	888	902
4.5% 11/16/21	1,764	1,939
7.375% 6/15/19	2,520	3,099
Symetra Financial Corp. 6.125% 4/1/16 (f)	8,408	8,967
Unum Group:
5.625% 9/15/20	3,860	4,421
5.75% 8/15/42	8,065	9,656
7.125% 9/30/16	2,076	2,331
		148,680
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,372
4.6% 4/1/22	2,035	2,167
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,764
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,951
Boston Properties, Inc. 3.85% 2/1/23	8,081	8,413
Camden Property Trust 2.95% 12/15/22	2,417	2,357
CommonWealth REIT 5.875% 9/15/20	1,166	1,268
DDR Corp.:
4.75% 4/15/18	6,131	6,644
7.5% 4/1/17	8,836	10,106
9.625% 3/15/16	1,851	2,093
Developers Diversified Realty Corp. 4.625% 7/15/22	4,470	4,792
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
3.625% 4/15/23	$ 3,152	$ 3,141
3.875% 10/15/22	5,452	5,594
4.375% 6/15/22	3,753	3,970
5.5% 3/1/16	3,075	3,272
5.95% 2/15/17	3,767	4,155
6.75% 3/15/20	1,339	1,594
8.25% 8/15/19	2,643	3,315
Equity One, Inc.:
3.75% 11/15/22	8,200	8,238
5.375% 10/15/15	948	994
6% 9/15/17	876	974
6.25% 1/15/17	663	731
Federal Realty Investment Trust:
5.9% 4/1/20	1,971	2,293
6.2% 1/15/17	501	559
HCP, Inc.:
3.15% 8/1/22	7,000	6,845
3.875% 8/15/24	13,000	13,118
4.25% 11/15/23	5,582	5,800
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,634
4.125% 4/1/19	13,700	14,769
4.7% 9/15/17	843	919
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,777
6.25% 6/15/17	996	1,066
6.65% 1/15/18	676	750
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,289
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (f)	2,101	2,170
Retail Opportunity Investments Partnership LP 5% 12/15/23	1,140	1,227
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,236
		137,357
Real Estate Management & Development - 0.5%
BioMed Realty LP:
2.625% 5/1/19	2,206	2,207
3.85% 4/15/16	8,775	9,174
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP: - continued
4.25% 7/15/22	$ 2,970	$ 3,089
6.125% 4/15/20	2,611	3,019
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	7,405
4.95% 4/15/18	4,846	5,250
5.7% 5/1/17	309	338
6% 4/1/16	2,770	2,965
7.5% 5/15/15	776	811
Corporate Office Properties LP 3.7% 6/15/21	4,267	4,276
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,732
5.25% 3/15/21	4,138	4,521
ERP Operating LP 5.75% 6/15/17	2,042	2,286
Essex Portfolio LP 5.5% 3/15/17	3,921	4,316
Liberty Property LP:
3.375% 6/15/23	3,313	3,254
4.125% 6/15/22	3,219	3,377
4.75% 10/1/20	8,747	9,475
5.125% 3/2/15	1,672	1,708
5.5% 12/15/16	2,529	2,753
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,603
3.15% 5/15/23	7,438	6,756
4.5% 4/18/22	2,016	2,048
5.8% 1/15/16	5,020	5,315
7.75% 8/15/19	2,476	2,972
Mid-America Apartments LP 4.3% 10/15/23	1,248	1,317
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,342
Prime Property Funding, Inc. 5.7% 4/15/17 (f)	4,226	4,544
Reckson Operating Partnership LP 6% 3/31/16	1,949	2,084
Regency Centers LP:
5.25% 8/1/15	3,893	4,052
5.875% 6/15/17	1,771	1,971
Tanger Properties LP:
3.875% 12/1/23	2,716	2,785
6.125% 6/1/20	9,597	11,182
Ventas Realty LP:
1.25% 4/17/17	3,126	3,122
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP: - continued
1.55% 9/26/16	$ 1,068	$ 1,079
3.75% 5/1/24	7,900	7,910
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,084
4% 4/30/19	1,999	2,143
		143,265
TOTAL FINANCIALS		1,549,895
HEALTH CARE - 0.4%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	13,051	13,048
2.2% 5/22/19	32,376	32,342
		45,390
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc. 5.95% 3/15/17	1,413	1,573
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	2,024
4.75% 11/15/21	17,355	19,304
McKesson Corp. 2.284% 3/15/19	6,400	6,403
Medco Health Solutions, Inc.:
2.75% 9/15/15	4,158	4,250
4.125% 9/15/20	5,031	5,392
WellPoint, Inc. 1.875% 1/15/18	195	196
		39,142
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,745	1,746
2.4% 2/1/19	1,100	1,111
		2,857
Pharmaceuticals - 0.1%
AbbVie, Inc. 1.75% 11/6/17	6,470	6,503
Actavis Funding SCS:
1.3% 6/15/17 (f)	12,949	12,917
2.45% 6/15/19 (f)	3,839	3,826
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. 1.35% 11/29/16	$ 2,039	$ 2,041
Perrigo Co. PLC:
1.3% 11/8/16 (f)	1,664	1,662
2.3% 11/8/18 (f)	1,780	1,777
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,149	2,158
Zoetis, Inc. 1.875% 2/1/18	992	992
		31,876
TOTAL HEALTH CARE		119,265
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	5,000	5,855
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	2,117	2,255
6.9% 7/2/19	814	871
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,887	2,040
8.36% 1/20/19	1,419	1,575
		6,741
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.875% 4/1/21	6,320	6,383
4.75% 3/1/20	5,518	5,877
		12,260
TOTAL INDUSTRIALS		24,856
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
1.6% 2/3/15	188	189
2.375% 12/17/18	1,262	1,273
6.55% 10/1/17	1,119	1,282
		2,744
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
Xerox Corp.:
2.95% 3/15/17	$ 1,143	$ 1,189
4.25% 2/15/15	1,302	1,324
		2,513
TOTAL INFORMATION TECHNOLOGY		5,257
MATERIALS - 0.1%
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	3,083	3,384
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	8,722	9,131
4.25% 7/17/42 (f)	1,402	1,323
5.625% 10/18/43 (f)	2,722	3,143
		13,597
TOTAL MATERIALS		16,981
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	83
CenturyLink, Inc.:
5.15% 6/15/17	487	520
6% 4/1/17	3,467	3,753
6.15% 9/15/19	4,463	4,876
Embarq Corp.:
7.082% 6/1/16	4,190	4,609
7.995% 6/1/36	36,001	40,497
Verizon Communications, Inc.:
2.5% 9/15/16	97,018	100,024
4.5% 9/15/20	45,631	50,138
5.012% 8/21/54 (f)	23,143	24,173
6.25% 4/1/37	4,611	5,701
6.4% 9/15/33	6,073	7,671
6.55% 9/15/43	8,436	10,875
		252,920
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	$ 371	$ 380
3.625% 3/30/15	3,102	3,152
		3,532
TOTAL TELECOMMUNICATION SERVICES		256,452
UTILITIES - 0.8%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	1,518	1,713
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	5,539	6,513
6.4% 9/15/20 (f)	11,856	14,030
Edison International 3.75% 9/15/17	4,499	4,785
FirstEnergy Corp.:
2.75% 3/15/18	8,307	8,401
4.25% 3/15/23	22,159	22,343
7.375% 11/15/31	40,870	49,669
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	13,472
LG&E and KU Energy LLC:
2.125% 11/15/15	5,251	5,320
3.75% 11/15/20	1,034	1,088
Nevada Power Co. 6.5% 8/1/18	2,642	3,106
Northeast Utilities 1.45% 5/1/18	1,676	1,660
NV Energy, Inc. 6.25% 11/15/20	1,957	2,327
Pennsylvania Electric Co. 6.05% 9/1/17	618	695
Pepco Holdings, Inc. 2.7% 10/1/15	5,263	5,362
Progress Energy, Inc. 4.4% 1/15/21	405	448
West Penn Power Co. 5.95% 12/15/17 (f)	6,500	7,301
		148,233
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	357	396
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,648
Texas Eastern Transmission LP 6% 9/15/17 (f)	1,301	1,456
		4,500
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.5341% 9/30/66 (k)	$ 17,454	$ 16,125
7.5% 6/30/66 (k)	5,485	5,935
MidAmerican Energy Holdings, Co. 2% 11/15/18	6,853	6,860
National Grid PLC 6.3% 8/1/16	973	1,070
NiSource Finance Corp.:
4.45% 12/1/21	2,934	3,183
5.25% 9/15/17	1,414	1,568
5.45% 9/15/20	6,455	7,348
6.4% 3/15/18	3,029	3,490
6.8% 1/15/19	4,065	4,820
PG&E Corp. 2.4% 3/1/19	931	940
Puget Energy, Inc. 6% 9/1/21	813	955
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	4,882	5,071
		57,365
TOTAL UTILITIES		210,098
TOTAL NONCONVERTIBLE BONDS		2,730,139
TOTAL CORPORATE BONDS (Cost $2,614,480)		2,731,668
U.S. Treasury Obligations - 3.2%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 10/23/14 to 11/13/14 (i)	8,770	8,770
U.S. Treasury Bonds:
3.125% 8/15/44	107,581	108,573
3.375% 5/15/44 (i)(j)	170,942	180,985
U.S. Treasury Notes:
0.25% 9/30/15	274,803	275,125
0.875% 7/15/17	295,900	295,553
TOTAL U.S. TREASURY OBLIGATIONS (Cost $855,474)		869,006
U.S. Government Agency - Mortgage Securities - 3.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 3.2%
2.053% 6/1/36 (k)	$ 155	$ 167
2.458% 7/1/37 (k)	333	357
2.5% 11/1/42 to 4/1/43	1,309	1,258
3% 9/1/29 (h)	6,600	6,841
3% 10/1/42 to 10/1/43	37,379	37,269
3% 9/1/44 (h)	15,200	15,128
3% 9/1/44 (h)	72,900	72,553
3.5% 1/1/34 to 1/1/44	267,795	275,390
3.5% 9/1/44 (h)	1,500	1,544
3.5% 9/1/44 (h)	600	618
3.5% 9/1/44 (h)	54,300	55,893
4% 2/1/35 to 11/1/42	27,623	29,374
4% 9/1/44 (h)	12,300	13,031
4% 9/1/44 (h)	53,600	56,785
4% 9/1/44 (h)	17,000	18,010
4% 9/1/44 (h)	17,100	18,116
4% 9/1/44 (h)	3,700	3,920
4% 10/1/44 (h)	5,000	5,280
4% 10/1/44 (h)	10,800	11,404
4% 10/1/44 (h)	16,000	16,894
4% 10/1/44 (h)	17,000	17,950
4% 10/1/44 (h)	17,100	18,056
4.5% 12/1/23 to 8/1/44 (h)	29,366	31,761
4.5% 9/1/44 (h)	33,100	35,740
4.5% 10/1/44 (h)	26,600	28,651
5% 10/1/41	4,305	4,754
5% 9/1/44 (h)	10,900	12,020
5% 9/1/44 (h)	16,100	17,755
5.5% 9/1/24 to 8/1/37	7,144	7,893
5.5% 9/1/44 (h)	30,200	33,589
5.5% 10/1/44 (h)	15,300	16,991
6% 6/1/35 to 8/1/37	5,694	6,451
6.5% 7/1/32 to 8/1/36	1,139	1,314
TOTAL FANNIE MAE		872,757
Freddie Mac - 0.1%
3.068% 10/1/35 (k)	198	213
3.5% 6/1/42 to 10/1/43	16,992	17,427
4% 6/1/24 to 11/1/43	4,941	5,253
4.5% 7/1/25 to 12/1/40	705	758
5% 3/1/19	1,494	1,583
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 1/1/34 to 3/1/40	$ 1,296	$ 1,445
6% 7/1/37 to 8/1/37	385	433
6.5% 3/1/36	838	969
TOTAL FREDDIE MAC		28,081
Ginnie Mae - 0.4%
3.5% 9/1/44 (h)	14,400	14,973
3.5% 9/1/44 (h)	15,500	16,117
4% 9/20/40 to 2/20/41	4,425	4,725
4% 9/1/44 (h)	3,000	3,196
4% 9/1/44 (h)	14,900	15,872
4.5% 9/1/44 (h)	16,600	18,046
4.5% 9/1/44 (h)	8,500	9,239
5% 5/15/39	1,391	1,533
5.5% 12/15/31 to 1/15/39	2,818	3,157
6% 2/15/34	6,477	7,413
TOTAL GINNIE MAE		94,271
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $985,518)		995,109
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (k)	729	634
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.805% 3/25/34 (k)	328	326
AmeriCredit Auto Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,410	1,440
Class D, 3.31% 10/8/19	880	897
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (k)	63	58
Series 2004-R2 Class M3, 0.98% 4/25/34 (k)	99	63
Series 2005-R2 Class M1, 0.605% 4/25/35 (k)	584	582
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (k)	53	50
Series 2004-W11 Class M2, 1.205% 11/25/34 (k)	616	592
Series 2004-W7 Class M1, 0.98% 5/25/34 (k)	1,600	1,550
Series 2006-W4 Class A2C, 0.315% 5/25/36 (k)	1,314	460
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.98% 4/25/34 (k)	$ 2,070	$ 1,901
Series 2006-HE2 Class M1, 0.525% 3/25/36 (k)	29	3
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (k)	1,978	1,341
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (f)	574	576
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.61% 4/25/34 (k)	87	62
Series 2004-4 Class M2, 0.95% 6/25/34 (k)	231	219
Series 2004-7 Class AF5, 5.868% 1/25/35	2,173	2,229
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (k)	43	40
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (k)	319	283
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.98% 3/25/34 (k)	16	15
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.89% 1/25/35 (k)	1,041	861
Class M4, 1.175% 1/25/35 (k)	381	214
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (f)(k)	2,028	1,732
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (f)(k)	57	55
Series 2006-2A:
Class A, 0.335% 11/15/34 (f)(k)	1,030	979
Class B, 0.435% 11/15/34 (f)(k)	372	342
Class C, 0.535% 11/15/34 (f)(k)	618	539
Class D, 0.905% 11/15/34 (f)(k)	235	202
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.475% 8/25/33 (k)	297	282
Series 2003-3 Class M1, 1.445% 8/25/33 (k)	558	540
Series 2003-5 Class A2, 0.855% 12/25/33 (k)	36	34
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (k)	1,642	1,021
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (k)	3,185	548
Series 2007-CH1 Class AV4, 0.285% 11/25/36 (k)	1,078	1,067
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (k)	277	276
Series 2006-A Class 2C, 1.3839% 3/27/42 (k)	2,909	485
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (k)	508	5
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.905% 7/25/34 (k)	$ 131	$ 104
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (k)	505	462
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (k)	775	698
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (k)	2,130	2,034
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (k)	63	58
Series 2005-NC1 Class M1, 0.815% 1/25/35 (k)	438	416
Series 2005-NC2 Class B1, 1.91% 3/25/35 (k)	268	9
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.665% 9/25/35 (k)	1,566	1,452
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (k)	585	524
Class M4, 2.33% 9/25/34 (k)	750	460
Series 2005-WCH1 Class M4, 0.985% 1/25/36 (k)	1,620	1,423
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (k)	6	5
Santander Drive Auto Receivables Trust:
Series 2014-2 Class C, 2.33% 11/15/19	6,409	6,440
Series 2014-3:
Class B, 1.45% 5/15/19	22,594	22,537
Class C, 2.13% 8/17/20	22,594	22,520
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.95% 3/25/35 (k)	1,037	948
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (k)	1,000	964
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (k)	53	43
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (k)	32	28
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7921% 4/6/42 (f)(k)	2,206	993
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0341% 10/25/44 (f)(k)	1,964	1,983
TOTAL ASSET-BACKED SECURITIES (Cost $76,194)		86,604
Collateralized Mortgage Obligations - 0.2%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.715% 1/25/35 (k)	$ 1,467	$ 1,461
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (f)	3,521	3,417
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5706% 10/25/34 (k)	690	690
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.2255% 12/20/54 (f)(k)	4,788	4,745
Class A5, 0.2955% 12/20/54 (f)(k)	3,856	3,825
Series 2006-2 Class A4, 0.2355% 12/20/54 (k)	1,429	1,402
Series 2006-3:
Class A3, 0.2355% 12/20/54 (k)	688	682
Class A7, 0.3555% 12/20/54 (k)	748	742
Class M2, 0.7155% 12/20/54 (k)	5,460	5,347
Series 2006-4:
Class A4, 0.2555% 12/20/54 (k)	2,193	2,174
Class B1, 0.3355% 12/20/54 (k)	4,556	4,418
Class M1, 0.4955% 12/20/54 (k)	1,198	1,159
Series 2007-1:
Class 1B1, 0.2955% 12/20/54 (k)	5,806	5,627
Class 1M1, 0.4555% 12/20/54 (k)	1,611	1,563
Class 2A1, 0.2955% 12/20/54 (k)	1,721	1,707
Class 2M1, 0.6555% 12/20/54 (k)	2,067	2,018
Series 2007-2:
Class 1B1, 0.315% 12/17/54 (k)	767	744
Class 2C1, 1.015% 12/17/54 (k)	2,864	2,780
Class 3A1, 0.335% 12/17/54 (k)	307	304
sequential payer Series 2006-3 Class B2, 0.4955% 12/20/54 (k)	5,461	5,336
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6836% 1/20/44 (k)	472	499
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4718% 8/25/36 (k)	1,350	1,155
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (k)	559	465
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (k)	1,019	924
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.445% 7/25/35 (k)	1,463	1,396
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.507% 6/10/35 (f)(k)	$ 553	$ 507
Class B6, 3.007% 6/10/35 (f)(k)	118	109
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (k)	29	28
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5124% 4/25/33 (k)	168	169
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.355% 9/25/36 (k)	2,197	1,975
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.795% 9/25/43 (k)	2,609	2,563
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,942)		59,931
Commercial Mortgage Securities - 1.9%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (k)(m)	421	9
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7129% 5/10/45 (k)	368	373
Series 2006-3 Class A4, 5.889% 7/10/44	9,288	9,929
Series 2006-5 Class A2, 5.317% 9/10/47	2,088	2,095
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,678
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)	4,082	4,153
Series 2006-6 Class E, 5.619% 10/10/45 (f)	759	96
Series 2007-3:
Class A3, 5.5647% 6/10/49 (k)	1,577	1,575
Class A4, 5.5647% 6/10/49 (k)	2,739	2,986
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	4,718	5,059
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (f)(k)	44	39
Series 2005-3A:
Class A2, 0.555% 11/25/35 (f)(k)	395	350
Class M1, 0.595% 11/25/35 (f)(k)	52	38
Class M2, 0.645% 11/25/35 (f)(k)	66	48
Class M3, 0.665% 11/25/35 (f)(k)	59	42
Class M4, 0.755% 11/25/35 (f)(k)	73	50
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.545% 1/25/36 (f)(k)	$ 1,010	$ 886
Class B1, 1.555% 1/25/36 (f)(k)	47	8
Class M1, 0.605% 1/25/36 (f)(k)	326	192
Class M2, 0.625% 1/25/36 (f)(k)	98	55
Class M3, 0.655% 1/25/36 (f)(k)	143	77
Class M4, 0.765% 1/25/36 (f)(k)	79	41
Class M5, 0.805% 1/25/36 (f)(k)	79	31
Class M6, 0.855% 1/25/36 (f)(k)	84	26
Series 2006-1:
Class A2, 0.515% 4/25/36 (f)(k)	160	140
Class M1, 0.535% 4/25/36 (f)(k)	57	40
Class M2, 0.555% 4/25/36 (f)(k)	60	41
Class M3, 0.575% 4/25/36 (f)(k)	52	38
Class M4, 0.675% 4/25/36 (f)(k)	29	21
Class M5, 0.715% 4/25/36 (f)(k)	29	18
Class M6, 0.795% 4/25/36 (f)(k)	57	39
Series 2006-2A:
Class M1, 0.465% 7/25/36 (f)(k)	144	112
Class M2, 0.485% 7/25/36 (f)(k)	102	76
Class M3, 0.505% 7/25/36 (f)(k)	85	59
Class M4, 0.575% 7/25/36 (f)(k)	57	38
Class M5, 0.625% 7/25/36 (f)(k)	70	32
Series 2006-3A Class M4, 0.585% 10/25/36 (f)(k)	66	10
Series 2006-4A:
Class A2, 0.425% 12/25/36 (f)(k)	3,013	2,481
Class M1, 0.445% 12/25/36 (f)(k)	201	137
Class M2, 0.465% 12/25/36 (f)(k)	134	58
Class M3, 0.495% 12/25/36 (f)(k)	135	57
Series 2007-1 Class A2, 0.425% 3/25/37 (f)(k)	629	459
Series 2007-2A:
Class A1, 0.425% 7/25/37 (f)(k)	648	562
Class A2, 0.475% 7/25/37 (f)(k)	607	442
Class M1, 0.525% 7/25/37 (f)(k)	212	64
Class M2, 0.565% 7/25/37 (f)(k)	117	15
Class M3, 0.645% 7/25/37 (f)(k)	118	8
Class M4, 0.805% 7/25/37 (f)(k)	4	0 *
Series 2007-3:
Class A2, 0.445% 7/25/37 (f)(k)	625	454
Class M1, 0.465% 7/25/37 (f)(k)	125	80
Class M2, 0.495% 7/25/37 (f)(k)	133	76
Class M3, 0.525% 7/25/37 (f)(k)	209	78
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M4, 0.655% 7/25/37 (f)(k)	$ 328	$ 71
Class M5, 0.755% 7/25/37 (f)(k)	164	27
Series 2007-4A:
Class M1, 1.102% 9/25/37 (f)(k)	253	52
Class M2, 1.202% 9/25/37 (f)(k)	207	18
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(m)	1,491	61
Series 2006-3A, Class IO, 0% 10/25/36 (f)(k)(m)	19,644	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(k)(m)	4,053	168
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (f)(k)	197	197
Class J, 0.855% 3/15/22 (f)(k)	653	641
sequential payer:
Series 2007-PW16:
Class A4, 5.7071% 6/11/40 (k)	769	844
Class AAB, 5.8973% 6/11/40 (k)	3,634	3,735
Series 2007-PW18 Class A4, 5.7% 6/11/50	5,820	6,444
Series 2006-T22 Class A4, 5.5723% 4/12/38 (k)	158	166
Series 2007-PW18 Class X2, 0.2917% 6/11/50 (f)(k)(m)	66,684	318
Series 2007-T28 Class X2, 0.1374% 9/11/42 (f)(k)(m)	40,940	82
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (f)(k)	509	495
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (f)(k)(m)	2,765	16
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7096% 12/10/49 (k)	4,371	4,818
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	854	867
Class A4, 5.322% 12/11/49	19,611	21,144
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,468	1,419
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.005% 4/15/17 (f)(k)	138	139
sequential payer Series 2007-C9 Class A4, 5.7961% 12/10/49 (k)	2,907	3,220
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,382	1,476
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (k)	$ 25	$ 25
Series 2007-C3 Class A4, 5.7022% 6/15/39 (k)	498	536
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	1,189	1,302
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (f)(k)	4,688	4,595
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.463% 8/15/36 (k)(m)	55	0 *
Series 2001-CKN5 Class AX, 0% 9/15/34 (f)(k)(m)	5	0 *
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.475% 2/15/22 (f)(k)	60	60
Series 2007-C1 Class B, 5.487% 2/15/40 (f)(k)	2,009	251
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.956% 12/5/31 (f)(k)	1,416	1,416
Class A2FL, 0.856% 12/5/31 (f)(k)	1,520	1,520
Class BFL, 1.256% 12/5/31 (f)(k)	5,610	5,614
Class CFL, 1.656% 12/5/31 (f)(k)	3,980	3,984
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	16,649	17,952
Series 2001-1 Class X1, 1.6605% 5/15/33 (f)(k)(m)	117	0 *
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	33,895	36,673
Series 2006-GG7 Class A4, 5.8189% 7/10/38 (k)	4,417	4,705
Series 2007-GG11 Class A1, 0.2924% 12/10/49 (f)(k)(m)	18,573	0 *
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,591	2,787
Class A4, 5.56% 11/10/39 (k)	4,713	5,059
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)	1,380	1,406
Class DFX, 4.4065% 11/5/30 (f)	12,899	13,206
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.435% 11/15/18 (f)(k)	164	163
Class F, 0.485% 11/15/18 (f)(k)	383	372
Class G, 0.515% 11/15/18 (f)(k)	332	314
Class H, 0.655% 11/15/18 (f)(k)	255	239
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2014-BXH:
Class C, 1.806% 4/15/27 (f)(k)	$ 2,117	$ 2,117
Class D, 2.406% 4/15/27 (f)(k)	4,512	4,512
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	63	63
Class A4, 5.429% 12/12/43	8,980	9,589
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	11,427	12,271
Class A4, 5.399% 5/15/45	810	864
Series 2006-LDP9 Class A3, 5.336% 5/15/47	11,113	11,952
Series 2007-CB18 Class A4, 5.44% 6/12/47	688	744
Series 2007-CB19 Class A4, 5.7029% 2/12/49 (k)	4,648	5,084
Series 2007-LD11:
Class A2, 5.79% 6/15/49 (k)	130	130
Class A4, 5.805% 6/15/49 (k)	34,884	37,932
Series 2007-LDPX Class A3, 5.42% 1/15/49	17,495	18,937
Series 2006-LDP7 Class A4, 5.8657% 4/15/45 (k)	1,740	1,855
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (k)	108	13
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (k)	1,054	1,158
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	591	634
Series 2006-C7 Class A2, 5.3% 11/15/38	678	698
Series 2007-C1 Class A4, 5.424% 2/15/40	4,021	4,356
Series 2007-C2 Class A3, 5.43% 2/15/40	2,394	2,607
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	1,546	1,645
Series 2007-C7:
Class A3, 5.866% 9/15/45	2,975	3,309
Class XCP, 0.2789% 9/15/45 (k)(m)	74,046	53
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4208% 1/12/44 (f)(k)	1,143	1,088
Series 2007-C1 Class A4, 5.8385% 6/12/50 (k)	4,974	5,500
Series 2008-C1 Class A4, 5.69% 2/12/51	2,735	3,029
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (k)	65	65
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	438	450
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class A4, 5.378% 8/12/48	$ 8,179	$ 8,759
Class B, 5.479% 8/12/48	3,942	1,883
Series 2007-6 Class A4, 5.485% 3/12/51 (k)	10,897	11,837
Series 2007-7 Class A4, 5.7432% 6/12/50 (k)	4,599	5,027
Series 2006-4 Class XP, 0.6181% 12/12/49 (k)(m)	17,362	30
Series 2007-6 Class B, 5.635% 3/12/51 (k)	1,314	406
Series 2007-7 Class B, 5.7432% 6/12/50 (k)	114	5
Series 2007-8 Class A3, 5.8831% 8/12/49 (k)	1,133	1,247
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (f)(k)	393	353
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (f)(k)	754	751
Class D, 0.345% 10/15/20 (f)(k)	732	727
Class E, 0.405% 10/15/20 (f)(k)	916	906
Class F, 0.455% 10/15/20 (f)(k)	550	541
Class G, 0.495% 10/15/20 (f)(k)	680	662
Class H, 0.585% 10/15/20 (f)(k)	428	395
Class J, 0.735% 10/15/20 (f)(k)	247	203
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)	137	137
Series 2006-IQ11 Class A4, 5.6554% 10/15/42 (k)	330	346
Series 2006-T23 Class A3, 5.8054% 8/12/41 (k)	578	578
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	10,971	11,986
Class AAB, 5.654% 4/15/49	1,892	1,949
Class B, 5.722% 4/15/49 (k)	323	69
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	185	66
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (f)(k)	977	957
Class J, 0.755% 9/15/21 (f)(k)	434	417
Series 2007-WHL8:
Class F, 0.635% 6/15/20 (f)(k)	4,581	4,401
Class LXR1, 0.855% 6/15/20 (f)(k)	162	158
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	19,766	21,372
Series 2007-C31 Class A4, 5.509% 4/15/47	46,948	50,411
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C33:
Class A4, 5.9414% 2/15/51 (k)	$ 25,300	$ 27,439
Class A5, 5.9414% 2/15/51 (k)	870	960
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,339
Series 2005-C22:
Class B, 5.3703% 12/15/44 (k)	2,914	2,908
Class F, 5.3703% 12/15/44 (f)(k)	2,191	600
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	7,210	7,587
Series 2006-C27 Class A1A, 5.749% 7/15/45 (k)	12,088	13,026
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	3,942	3,760
Class D, 5.513% 12/15/43 (k)	2,102	1,885
Series 2007-C31 Class C, 5.6724% 4/15/47 (k)	361	348
Series 2007-C31A Class A2, 5.421% 4/15/47	947	947
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $468,756)		503,101
Municipal Securities - 1.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)	2,300	2,341
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,255	1,840
7.3% 10/1/39	18,960	27,416
7.5% 4/1/34	8,780	12,833
7.55% 4/1/39	16,130	24,466
7.6% 11/1/40	24,550	37,674
7.625% 3/1/40	2,920	4,429
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,472
Series 2010 C1, 7.781% 1/1/35	7,055	8,583
Series 2012 B, 5.432% 1/1/42	1,845	1,742
6.05% 1/1/29	475	497
6.314% 1/1/44	12,665	13,420
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18 (o)	38,500	39,584
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	695	730
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2003:
5.1% 6/1/33	$ 87,365	$ 86,749
Series 2010, 4.421% 1/1/15	5,980	6,046
Series 2010-1, 6.63% 2/1/35	17,960	19,999
Series 2010-3:
5.547% 4/1/19	185	203
6.725% 4/1/35	8,580	9,643
7.35% 7/1/35	5,140	6,013
Series 2011:
4.961% 3/1/16	580	612
5.365% 3/1/17	215	233
5.665% 3/1/18	8,220	9,108
5.877% 3/1/19	18,220	20,379
Series 2013:
1.28% 12/1/15	4,975	4,983
4% 12/1/20	7,040	7,197
TOTAL MUNICIPAL SECURITIES (Cost $329,775)		348,192
Foreign Government and Government Agency Obligations - 0.4%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)	6,350	6,528
5.75% 9/26/23 (f)	5,809	6,317
6.369% 6/16/18 (f)	12,537	13,975
Brazilian Federative Republic:
4.25% 1/7/25	12,300	12,792
5.625% 1/7/41	6,113	6,877
Italian Republic:
3.125% 1/26/15	10,287	10,391
4.5% 1/21/15	7,717	7,835
4.75% 1/25/16	7,716	8,124
5.375% 6/12/17	4,630	5,107
United Mexican States:
3.5% 1/21/21	6,500	6,760
4% 10/2/23	14,090	14,935
4.75% 3/8/44	6,152	6,453
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $101,892)		106,094
Bank Notes - 0.1%
	Principal Amount (000s)	Value (000s)
Discover Bank (Delaware) 3.2% 8/9/21	$ 9,774	$ 9,806
Fifth Third Bank 4.75% 2/1/15	951	967
TOTAL BANK NOTES (Cost $10,705)		10,773
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (g)(k) (Cost $1,362)	1,204	1,309
Fixed-Income Funds - 6.1%
	Shares
Fidelity High Income Central Fund 2 (l)	6,093,687	721,797
Fidelity Mortgage Backed Securities Central Fund (l)	8,586,627	931,563
TOTAL FIXED-INCOME FUNDS (Cost $1,496,732)		1,653,360
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.11% (b)	844,994,639	844,995
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	103,404,572	103,405
TOTAL MONEY MARKET FUNDS (Cost $948,400)		948,400
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $22,324,358)		27,514,264
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(567,962)
NET ASSETS - 100%		$ 26,946,302
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4% 9/1/44	$ (5,000)	$ (5,297)
4% 9/1/44	(10,800)	(11,442)
4% 9/1/44	(16,000)	(16,951)
4% 9/1/44	(17,000)	(18,010)
4% 9/1/44	(17,100)	(18,116)
4% 9/1/44	(17,000)	(18,010)
4% 9/1/44	(17,100)	(18,116)
4% 9/1/44	(3,700)	(3,920)
4.5% 9/1/44	(26,600)	(28,721)
5% 9/1/44	(4,300)	(4,742)
5.5% 9/1/44	(15,300)	(17,017)
TOTAL TBA SALE COMMITMENTS (Proceeds $160,254)		$ (160,342)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,810 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2014	$ 181,127	$ 7,076
Sold
Treasury Contracts
631 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2014	$ 74,985	$ (139)
		$ 256,112	$ 6,937

The face value of futures purchased as a percentage of net assets is 0.7%
The face value of futures sold as a percentage of net assets is 0.3%
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	$ 120	$ (117)	$ 0	$ (117)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $443,178,000 or 1.6% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,410,000.
(j) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,119,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $67,372,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	10/24/13	$ 38,500
Legend Pictures LLC	9/23/10	$ 6,428
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 4,704
Xero Ltd.	10/14/13	$ 7,124
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 696
Fidelity High Income Central Fund 2	41,648
Fidelity Mortgage Backed Securities Central Fund	25,762
Fidelity Securities Lending Cash Central Fund	876
Total	$ 68,982
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 656,337	$ 41,648	$ -	$ 721,797	82.8%
Fidelity Mortgage Backed Securities Central Fund	1,402,181	25,762	530,217	931,563	8.7%
Total	$ 2,058,518	$ 67,410	$ 530,217	$ 1,653,360
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Independence Contract Drilling	$ -	$ 15,015	$ 1,518	$ -	$ 14,109
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,448,219	$ 2,432,765	$ -	$ 15,454
Consumer Staples	1,780,718	1,731,335	49,383	-
Energy	2,049,203	2,012,396	36,807	-
Financials	3,059,047	3,059,047	-	-
Health Care	2,754,680	2,632,324	122,356	-
Industrials	1,781,132	1,781,132	-	-
Information Technology	3,518,395	3,505,730	9,219	3,446
Materials	862,664	862,664	-	-
Telecommunication Services	381,347	381,347	-	-
Utilities	565,312	565,312	-	-
Corporate Bonds	2,731,668	-	2,731,668	-
U.S. Government and Government Agency Obligations	869,006	-	869,006	-
U.S. Government Agency - Mortgage Securities	995,109	-	995,109	-
Asset-Backed Securities	86,604	-	85,602	1,002
Collateralized Mortgage Obligations	59,931	-	59,315	616
Commercial Mortgage Securities	503,101	-	502,479	622
Municipal Securities	348,192	-	348,192	-
Foreign Government and Government Agency Obligations	106,094	-	106,094	-
Bank Notes	10,773	-	10,773	-
Preferred Securities	1,309	-	1,309	-
Fixed-Income Funds	1,653,360	1,653,360	-	-
Money Market Funds	948,400	948,400	-	-
Total Investments in Securities:	$ 27,514,264	$ 21,565,812	$ 5,927,312	$ 21,140
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 7,076	$ 7,076	$ -	$ -
Liabilities
Futures Contracts	$ (139)	$ (139)	$ -	$ -
Swaps	(117)	-	(117)	-
Total Liabilities	$ (256)	$ (139)	$ (117)	$ -
Total Derivative Instruments:	$ 6,820	$ 6,937	$ (117)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (160,342)	$ -	$ (160,342)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swaps (b)	$ -	$ (117)
Equity Risk
Futures Contracts (a)	7,076	-
Interest Rate Risk
Futures Contracts (a)	-	(139)
Total Value of Derivatives	$ 7,076	$ (256)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	10.0%
AAA,AA,A	4.3%
BBB	9.2%
BB	1.2%
B	1.5%
CCC,CC,C	0.4%
D	0.0%*
Not Rated	0.1%
Equities	71.3%
Short-Term Investments and Net Other Assets	2.0%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014
Assets
Investment in securities, at value (including securities loaned of $101,039) - See accompanying schedule: Unaffiliated issuers (cost $19,865,731)	$ 24,898,395
Fidelity Central Funds (cost $2,445,132)	2,601,760
Other affiliated issuers (cost $13,495)	14,109
Total Investments (cost $22,324,358)		$ 27,514,264
Cash		1,058
Foreign currency held at value (cost $220)		220
Receivable for investments sold, regular delivery		161,539
Receivable for TBA sale commitments		160,254
Receivable for fund shares sold		18,374
Dividends receivable		30,305
Interest receivable		42,744
Distributions receivable from Fidelity Central Funds		198
Receivable for daily variation margin for derivative instruments		406
Receivable from investment adviser for expense reductions		6
Other receivables		1,264
Total assets		27,930,632

Liabilities
Payable for investments purchased Regular delivery	$ 136,813
Delayed delivery	553,896
TBA sale commitments, at value	160,342
Payable for fund shares redeemed	16,933
Bi-lateral OTC swaps, at value	117
Accrued management fee	8,814
Other affiliated payables	2,812
Other payables and accrued expenses	1,198
Collateral on securities loaned, at value	103,405
Total liabilities		984,330

Net Assets		$ 26,946,302
Net Assets consist of:
Paid in capital		$ 20,289,722
Undistributed net investment income		91,293
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,368,742
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,196,545
Net Assets		$ 26,946,302

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Balanced: Net Asset Value, offering price and redemption price per share ($19,574,425 ÷ 802,242 shares)	$ 24.40

Class K: Net Asset Value, offering price and redemption price per share ($7,371,877 ÷ 302,133 shares)	$ 24.40

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Dividends		$ 299,899
Interest		183,690
Income from Fidelity Central Funds		68,982
Total income		552,571

Expenses
Management fee	$ 100,330
Transfer agent fees	29,885
Accounting and security lending fees	2,191
Custodian fees and expenses	426
Independent trustees' compensation	104
Appreciation in deferred trustee compensation account	1
Registration fees	317
Audit	162
Legal	109
Miscellaneous	192
Total expenses before reductions	133,717
Expense reductions	(672)	133,045
Net investment income (loss)		419,526
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,941,516
Fidelity Central Funds	1,986
Other affiliated issuers	(2)
Foreign currency transactions	(139)
Futures contracts	34,067
Swaps	(8,292)
Total net realized gain (loss)		1,969,136
Change in net unrealized appreciation (depreciation) on: Investment securities	1,984,504
Assets and liabilities in foreign currencies	(64)
Futures contracts	5,168
Swaps	9,889
Delayed delivery commitments	(2,238)
Total change in net unrealized appreciation (depreciation)		1,997,259
Net gain (loss)		3,966,395
Net increase (decrease) in net assets resulting from operations		$ 4,385,921

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 419,526	$ 379,768
Net realized gain (loss)	1,969,136	1,617,924
Change in net unrealized appreciation (depreciation)	1,997,259	309,252
Net increase (decrease) in net assets resulting from operations	4,385,921	2,306,944
Distributions to shareholders from net investment income	(412,435)	(352,712)
Distributions to shareholders from net realized gain	(1,179,420)	-
Total distributions	(1,591,855)	(352,712)
Share transactions - net increase (decrease)	1,479,644	99,632
Total increase (decrease) in net assets	4,273,710	2,053,864

Net Assets
Beginning of period	22,672,592	20,618,728
End of period (including undistributed net investment income of $91,293 and undistributed net investment income of $97,655, respectively)	$ 26,946,302	$ 22,672,592

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Balanced

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.85	$ 19.95	$ 18.17	$ 16.27	$ 15.40
Income from Investment Operations
Net investment income (loss) B	.38	.36	.37	.35	.36
Net realized and unrealized gain (loss)	3.68	1.88	1.76	1.91	.88
Total from investment operations	4.06	2.24	2.13	2.26	1.24
Distributions from net investment income	(.38)	(.34)	(.35)	(.35)	(.36)
Distributions from net realized gain	(1.13)	-	-	(.01)	(.01)
Total distributions	(1.51)	(.34)	(.35)	(.36)	(.37)
Net asset value, end of period	$ 24.40	$ 21.85	$ 19.95	$ 18.17	$ 16.27
Total ReturnA	19.46%	11.32%	11.89%	13.88%	8.06%
Ratios to Average Net Assets C, E
Expenses before reductions	.56%	.58%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.56%	.58%	.60%	.61%	.62%
Expenses net of all reductions	.56%	.57%	.59%	.60%	.61%
Net investment income (loss)	1.65%	1.72%	1.98%	1.92%	2.18%
Supplemental Data
Net assets, end of period (in millions)	$ 19,574	$ 16,342	$ 15,016	$ 15,602	$ 16,764
Portfolio turnover rateD	176%	244%F	155%	193%F	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.85	$ 19.95	$ 18.17	$ 16.27	$ 15.40
Income from Investment Operations
Net investment income (loss) B	.40	.39	.40	.38	.38
Net realized and unrealized gain (loss)	3.69	1.87	1.76	1.90	.88
Total from investment operations	4.09	2.26	2.16	2.28	1.26
Distributions from net investment income	(.40)	(.36)	(.38)	(.38)	(.38)
Distributions from net realized gain	(1.13)	-	-	(.01)	(.01)
Total distributions	(1.54)G	(.36)	(.38)	(.38)F	(.39)
Net asset value, end of period	$ 24.40	$ 21.85	$ 19.95	$ 18.17	$ 16.27
Total ReturnA	19.59%	11.45%	12.03%	14.04%	8.23%
Ratios to Average Net Assets C, E
Expenses before reductions	.46%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.46%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.46%	.46%	.47%	.47%	.47%
Net investment income (loss)	1.75%	1.83%	2.10%	2.05%	2.32%
Supplemental Data
Net assets, end of period (in millions)	$ 7,372	$ 6,330	$ 5,603	$ 4,102	$ 2,692
Portfolio turnover rateD	176%	244% H	155%	193%H	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $.38 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.008 per share.

G Total distributions of $1.54 per share is comprised of distributions from net investment income of $.401 and distributions from net realized gain of $1.134 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	less than 0.01%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent

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3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,219,190
Gross unrealized depreciation	(199,524)
Net unrealized appreciation (depreciation) on securities	$ 5,019,666

Tax Cost	$ 22,494,598

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 589,943
Undistributed long-term capital gain	$ 1,048,100
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,019,368

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 496,048	$ 352,712
Long-term Capital Gains	1,095,807	-
Total	$ 1,591,855	$ 352,712

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of

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3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (8,292)	$ 9,889
Equity Risk
Futures Contracts	33,030	5,307
Interest Rate Risk
Futures Contracts	1,037	(139)
Totals (a)	$ 25,775	$ 15,057

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

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4. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $15,280,351 and $14,825,305, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Balanced	$ 26,694.15
Class K	3,191.05
	$ 29,885

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $216 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $42 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $7,336. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $678. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $876 (including $41 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $551 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $121.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Balanced	$ 293,979	$ 249,039
Class K	118,456	103,673
Total	$ 412,435	$ 352,712
From net realized gain
Balanced	$ 854,324	$ -
Class K	325,096	-
Total	$ 1,179,420	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Balanced
Shares sold	131,812	125,541	$ 3,033,218	$ 2,652,879
Reinvestment of distributions	49,953	11,563	1,102,403	238,686
Shares redeemed	(127,309)	(141,860)	(2,927,201)	(2,965,223)
Net increase (decrease)	54,456	(4,756)	$ 1,208,420	$ (73,658)
Class K
Shares sold	59,821	69,664	$ 1,378,995	$ 1,451,163
Reinvestment of distributions	20,098	5,019	443,552	103,673
Shares redeemed	(67,456)	(65,784)	(1,551,323)	(1,381,546)
Net increase (decrease)	12,463	8,899	$ 271,224	$ 173,290

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and a dividend derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	10/13/14	10/10/14	$0.099	$1.420

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2014, $1,266,885,376 or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $136,007,095 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class K designates 10%, 34%, 74% and 73% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 15%, 39%, 94% and 92% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for a sleeve of the fund in April 2013 and June 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Balanced Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BAL-K-UANN-1014
1.863050.105

Fidelity®

Puritan®

Fund

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Puritan® Fund	20.17%	13.09%	7.68%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Puritan® Fund, a class of the fund, on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a slowing economy early in 2014 to post a solid gain for the 12 months ending August 31, 2014, supported at home by low interest rates and globally by new stimulus efforts in Europe and China. The broad-market S&P 500® Index rose 25.25%, reaching an all-time high during the period. The tech-heavy Nasdaq Composite Index® gained 29.15%, while the small-cap Russell 2000® Index returned 17.68%. Information technology (+34%) was the top sector in the S&P 500®, driven by strong results among semiconductor and hardware/equipment stocks. Health care (+32%) rose broadly, driven by biotechnology and life sciences names. Conversely, traditionally defensive sectors - consumer staples, utilities and telecommunication services - lagged the advance. Volatility was generally tame, with markets supported by declining unemployment, near-record corporate profits, muted inflation and fairly low company debt levels. Meanwhile, U.S. taxable bonds notched gains for the 12-month period, driven by yield-advantaged sectors. The Barclays® U.S. Aggregate Bond Index rose 5.66% on the strength of longer-maturity bonds, which benefited from a decline in long-term interest rates. Lower-quality corporate issues attracted some of the strongest buying interest, reflected by the 10.61% gain of The BofA Merrill LynchSM US High Yield Constrained Index.

Comments from Ramin Arani, Lead Portfolio Manager of Fidelity® Puritan® Fund: For the year, the fund's Retail Class shares gained 20.17%, versus 17.14% for the Fidelity Puritan Composite IndexSM. Asset allocation significantly boosted performance versus the Composite index: a substantial overweighting in equities, below-neutral exposure to investment-grade bonds and a small out-of-index stake in high-yield bonds. Security selection in all three sleeves helped. Among equities, a non-index stake in Illumina was the top relative contributor, as orders and earnings far exceeded expectations. Conversely, the biggest detractor was a non-index investment in Japan Tobacco, as shares declined amid a tumultuous period for the Japanese stock market. I sold it in April. In fixed income, the largest contributor was our overweighting in corporate bonds. We also got a lift from overweighting municipal Build America Bonds and underweighting mortgage-backed securities. Security selection was beneficial, highlighted by our investments in bonds from Time Warner Cable and Verizon Communications on the corporate side, and the states of California and Illinois on the municipal side. There were few notable detractors, although we were modestly hurt by underweighting sovereign debt and certain industrial corporate bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Puritan	.56%
Actual		$ 1,000.00	$ 1,055.70	$ 2.90
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.85
Class K	.46%
Actual		$ 1,000.00	$ 1,056.30	$ 2.38
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.7	2.2
Bank of America Corp.	1.5	1.5
Microsoft Corp.	1.3	1.1
Wells Fargo & Co.	1.3	1.2
Johnson & Johnson	1.2	0.0
	8.0
Top Five Bond Issuers as of August 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	4.3	4.0
U.S. Treasury Obligations	2.9	4.8
Ginnie Mae	1.0	0.8
Freddie Mac	0.9	1.0
Verizon Communications, Inc.	0.8	0.8
	9.9
Top Five Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.4	16.1
Information Technology	14.5	15.5
Health Care	12.7	12.9
Consumer Discretionary	10.4	11.1
Energy	9.5	6.6
Asset Allocation (% of fund's net assets)
As of August 31, 2014 *		As of February 28, 2014 **
	Stocks 69.4%		Stocks 70.2%
	Bonds 26.5%		Bonds 27.1%
	Convertible Securities 0.6%		Convertible Securities 0.4%
	Other Investments 0.6%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) 2.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.7%
* Foreign investments	11.8%	** Foreign investments	11.6%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Common Stocks - 69.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.5%
Delphi Automotive PLC	26,293	$ 1,829
Johnson Controls, Inc.	1,000,800	48,849
Mobileye NV	1,859,840	72,344
		123,022
Automobiles - 0.1%
General Motors Co.	193,833	6,745
General Motors Co.:
warrants 7/10/16 (a)	5,412	134
warrants 7/10/19 (a)	5,412	91
Motors Liquidation Co. GUC Trust (a)	28,150	718
Tesla Motors, Inc. (a)	40,500	10,923
		18,611
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(o)	1,945	3
Hotels, Restaurants & Leisure - 1.2%
ARAMARK Holdings Corp.	150,000	3,885
Domino's Pizza, Inc.	473,500	35,726
Dunkin' Brands Group, Inc.	139,600	6,078
Extended Stay America, Inc. unit	150,000	3,579
Las Vegas Sands Corp.	111,100	7,389
PB Investor I LLC (a)	9,088	24
Starbucks Corp.	1,651,300	128,488
Station Holdco LLC (a)(n)(o)	1,194,419	3,153
Station Holdco LLC:
unit (a)(n)(o)	2,660	1
warrants 6/15/18 (a)(n)(o)	75,658	30
Vail Resorts, Inc.	713,827	56,742
Wyndham Worldwide Corp.	531,500	43,020
		288,115
Household Durables - 0.2%
PulteGroup, Inc.	2,422,900	46,568

Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	210,600	71,402
JD.com, Inc. sponsored ADR (e)	177,000	5,650
Jumei International Holding Ltd. sponsored ADR (e)	50,400	1,541
Netflix, Inc. (a)	23,900	11,416
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
priceline.com, Inc. (a)	59,800	$ 74,410
Spotify Technology SA (o)	15,765	18,275
		182,694
Media - 3.8%
CBS Corp. Class B	1,977,400	117,240
Charter Communications, Inc. Class A (a)	225,900	35,437
Comcast Corp. Class A (special) (non-vtg.)	5,146,600	281,004
Cumulus Media, Inc. Class A (a)	398,000	1,827
DIRECTV (a)	238,100	20,584
Legend Pictures LLC (a)(n)(o)	49,141	88,601
Lions Gate Entertainment Corp. (e)	1,339,600	43,416
Publicis Groupe SA (a)	319,372	23,794
The Walt Disney Co.	284,190	25,543
Time Warner Cable, Inc.	771,500	114,128
Time Warner, Inc.	1,026,300	79,056
Tribune Media Co. Class A (a)	13,773	1,051
Tribune Publishing Co. (a)	3,443	66
Twenty-First Century Fox, Inc. Class A	1,899,700	67,287
Vertis Holdings, Inc. (a)	1,934	0
Vice Holding, Inc. (o)	2,172	32,899
		931,933
Multiline Retail - 0.1%
Family Dollar Stores, Inc.	188,300	15,032
Specialty Retail - 0.9%
Home Depot, Inc.	1,938,200	181,222
TJX Companies, Inc.	773,100	46,084
		227,306
Textiles, Apparel & Luxury Goods - 1.0%
Brunello Cucinelli SpA	1,331,100	33,231
lululemon athletica, Inc. (a)	537,200	21,450
Luxottica Group SpA	153,851	8,215
Michael Kors Holdings Ltd. (a)	379,061	30,370
NIKE, Inc. Class B	1,162,000	91,275
Ralph Lauren Corp.	218,400	36,953
Tory Burch LLC (a)(n)(o)	324,840	23,111
		244,605
TOTAL CONSUMER DISCRETIONARY		2,077,889
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 5.3%
Beverages - 1.1%
Coca-Cola Enterprises, Inc.	1,680,900	$ 80,313
Monster Beverage Corp. (a)	836,400	73,946
The Coca-Cola Co.	2,476,100	103,303
		257,562
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	578,500	70,045
CVS Caremark Corp.	1,991,700	158,241
Kroger Co.	2,351,500	119,879
Walgreen Co.	881,700	53,360
		401,525
Food Products - 1.3%
Bunge Ltd.	833,000	70,513
Keurig Green Mountain, Inc.	431,800	57,568
Mead Johnson Nutrition Co. Class A	1,136,000	108,602
Mondelez International, Inc.	790,700	28,615
The Hershey Co.	135,900	12,424
WhiteWave Foods Co. (a)	1,319,100	46,195
		323,917
Household Products - 0.2%
Procter & Gamble Co.	649,200	53,955
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	1,033,500	79,404
L'Oreal SA	235,600	39,005
		118,409
Tobacco - 0.6%
Lorillard, Inc.	1,347,000	80,416
Reynolds American, Inc.	992,600	58,037
		138,453
TOTAL CONSUMER STAPLES		1,293,821
ENERGY - 7.8%
Energy Equipment & Services - 1.9%
Aspen Aerogels, Inc. (a)(f)	2,373,088	22,703
Cameron International Corp. (a)	389,500	28,952
Halliburton Co.	2,664,700	180,160
Ocean Rig UDW, Inc. (United States)	944,200	17,496
Schlumberger Ltd.	1,852,800	203,141
		452,452
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	2,586,100	$ 291,428
Cabot Oil & Gas Corp.	2,122,500	71,189
Chevron Corp.	2,116,100	273,929
Cimarex Energy Co.	179,500	26,056
ConocoPhillips Co.	619,800	50,340
EOG Resources, Inc.	1,158,800	127,329
EP Energy Corp.	110,000	2,126
EQT Corp.	217,900	21,585
Golar LNG Ltd.	545,000	34,335
Kinder Morgan Holding Co. LLC	644,800	25,960
Marathon Petroleum Corp.	836,200	76,103
MPLX LP	464,900	28,359
Noble Energy, Inc.	547,099	39,468
Phillips 66 Co.	1,129,400	98,280
Phillips 66 Partners LP	396,901	29,371
Pioneer Natural Resources Co.	138,700	28,940
PrairieSky Royalty Ltd.	161,500	5,867
Southwestern Energy Co. (a)	657,200	27,063
Suncor Energy, Inc.	1,333,600	54,740
The Williams Companies, Inc.	1,010,000	60,034
Valero Energy Corp.	1,400,000	75,796
Valero Energy Partners LP	50,000	2,666
		1,450,964
TOTAL ENERGY		1,903,416
FINANCIALS - 10.4%
Banks - 5.3%
Bank of America Corp.	22,200,600	357,208
Citigroup, Inc.	478,740	24,727
First Republic Bank	50,000	2,445
JPMorgan Chase & Co.	4,885,423	290,438
M&T Bank Corp. (e)	457,400	56,548
Prosperity Bancshares, Inc.	547,627	33,077
SunTrust Banks, Inc.	2,158,500	82,196
TCF Financial Corp.	1,258,400	19,883
U.S. Bancorp	3,095,400	130,874
Wells Fargo & Co.	6,041,940	310,797
		1,308,193
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - 1.3%
BlackRock, Inc. Class A	210,200	$ 69,477
Carlyle Group LP	331,900	11,039
E*TRADE Financial Corp. (a)	2,255,500	50,207
Invesco Ltd.	1,732,800	70,768
Morgan Stanley	1,278,300	43,858
The Blackstone Group LP	1,833,300	61,471
		306,820
Consumer Finance - 1.2%
American Express Co.	1,420,800	127,233
Capital One Financial Corp.	1,371,600	112,553
Navient Corp.	2,315,700	41,544
SLM Corp.	1,133,700	10,045
		291,375
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	1,093,400	150,069
Insurance - 1.4%
ACE Ltd.	1,130,600	120,217
American International Group, Inc.	541,600	30,362
MetLife, Inc.	1,852,600	101,411
The Travelers Companies, Inc.	975,000	92,342
		344,332
Real Estate Investment Trusts - 0.5%
Altisource Residential Corp. Class B	297,800	7,308
American Tower Corp.	1,135,500	111,960
		119,268
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	695,835	22,114
Realogy Holdings Corp. (a)	48,000	1,957
		24,071
TOTAL FINANCIALS		2,544,128
HEALTH CARE - 11.9%
Biotechnology - 3.5%
ACADIA Pharmaceuticals, Inc. (a)(e)	2,068,004	49,591
Acceleron Pharma, Inc.	130,400	3,504
Actelion Ltd.	247,330	30,362
Alexion Pharmaceuticals, Inc. (a)	524,600	88,810
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.	1,886,800	$ 262,982
Asterias Biotherapeutics, Inc. (a)(e)	130,874	467
Biogen Idec, Inc. (a)	501,300	171,966
Cubist Pharmaceuticals, Inc.	570,200	39,361
Cubist Pharmaceuticals, Inc. rights (a)	635,000	54
Dicerna Pharmaceuticals, Inc. (e)	384,600	5,300
Genmab A/S (a)	466,200	18,610
Geron Corp. (a)(e)	3,141,000	7,476
Gilead Sciences, Inc. (a)	1,014,500	109,140
Grifols SA ADR	45,780	1,838
Macrogenics, Inc.	226,200	4,832
Neurocrine Biosciences, Inc. (a)	918,100	14,974
Vertex Pharmaceuticals, Inc. (a)	400,300	37,456
XOMA Corp. (a)	1,530,200	6,702
		853,425
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	6,240,700	79,132
Covidien PLC	1,371,800	119,113
Medtronic, Inc.	887,500	56,667
The Cooper Companies, Inc.	162,559	26,502
		281,414
Health Care Providers & Services - 1.3%
Cigna Corp.	566,400	53,581
Express Scripts Holding Co. (a)	38,400	2,839
HCA Holdings, Inc. (a)	1,087,800	75,950
Legend Acquisition Sub, Inc.	2,509	38
Legend Acquisition Sub, Inc.:
Class A warrants (a)	17,259	0
Class B warrants (a)	22,759	0
McKesson Corp.	877,800	171,197
Qualicorp SA (a)	975,500	12,202
		315,807
Health Care Technology - 0.2%
CareView Communications, Inc. (a)(f)	10,425,300	5,890
Castlight Health, Inc. Class B (a)(e)	199,000	2,370
Cerner Corp. (a)	593,000	34,192
		42,452
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,275,455	$ 72,905
Illumina, Inc. (a)	453,962	81,423
		154,328
Pharmaceuticals - 5.2%
AbbVie, Inc.	2,188,300	120,969
Actavis PLC (a)	1,107,056	251,280
Akorn, Inc. (a)	162,893	6,356
Allergan, Inc.	347,500	56,879
Bristol-Myers Squibb Co.	1,054,700	53,421
Jazz Pharmaceuticals PLC (a)	114,600	18,671
Johnson & Johnson	2,916,600	302,539
Merck & Co., Inc.	3,532,300	212,327
Pfizer, Inc.	89,200	2,622
Prestige Brands Holdings, Inc. (a)	581,402	20,122
Salix Pharmaceuticals Ltd. (a)	381,300	60,669
Shire PLC sponsored ADR	404,500	98,840
Teva Pharmaceutical Industries Ltd. sponsored ADR	760,800	39,957
TherapeuticsMD, Inc. (a)	5,996,914	33,283
		1,277,935
TOTAL HEALTH CARE		2,925,361
INDUSTRIALS - 5.8%
Aerospace & Defense - 1.5%
General Dynamics Corp.	557,100	68,663
Honeywell International, Inc.	1,165,300	110,972
The Boeing Co.	784,100	99,424
United Technologies Corp.	818,279	88,358
		367,417
Air Freight & Logistics - 0.5%
FedEx Corp.	791,300	117,017
Airlines - 0.4%
American Airlines Group, Inc.	836,900	32,564
Delta Air Lines, Inc.	1,560,900	61,780
		94,344
Building Products - 0.0%
Masonite International Corp. (a)	5,358	306
Masonite International Corp. warrants 6/9/16 (a)	19,485	188
		494
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.	1,314,154	$ 263
Electrical Equipment - 0.0%
Acuity Brands, Inc.	17,200	2,131
Generac Holdings, Inc. (a)	55,200	2,568
SolarCity Corp. (a)(e)	89,800	6,167
		10,866
Industrial Conglomerates - 1.0%
3M Co.	903,100	130,046
Danaher Corp.	980,200	75,093
General Electric Co.	1,696,200	44,067
		249,206
Machinery - 1.3%
Caterpillar, Inc.	1,240,300	135,280
Cummins, Inc.	379,700	55,098
Deere & Co.	170,200	14,312
Ingersoll-Rand PLC	531,400	31,990
Manitowoc Co., Inc.	2,150,600	63,271
PACCAR, Inc.	313,600	19,697
		319,648
Professional Services - 0.1%
Towers Watson & Co.	340,800	37,362
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	437,700	33,068
Norfolk Southern Corp.	744,400	79,651
Union Pacific Corp.	1,172,712	123,451
		236,170
TOTAL INDUSTRIALS		1,432,787
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 0.8%
Cisco Systems, Inc.	2,873,700	71,814
QUALCOMM, Inc.	1,764,500	134,278
		206,092
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	737,800	76,001
Arrow Electronics, Inc. (a)	388,800	24,203
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
E Ink Holdings, Inc. GDR (a)(g)	140,100	$ 853
TE Connectivity Ltd.	551,400	34,562
		135,619
Internet Software & Services - 3.6%
Facebook, Inc. Class A (a)	3,537,960	264,710
Google, Inc.:
Class A (a)	458,700	267,129
Class C (a)	486,200	277,912
Mail.Ru Group Ltd.:
GDR (a)(g)	77,400	2,078
GDR (Reg. S) (a)	289,900	7,784
NAVER Corp.	13,744	10,409
Pandora Media, Inc. (a)	23,894	646
Tencent Holdings Ltd.	528,500	8,602
Viggle, Inc.	56,268	156
Yahoo!, Inc. (a)	1,001,900	38,583
		878,009
IT Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	1,616,800	73,936
MasterCard, Inc. Class A	410,900	31,150
VeriFone Systems, Inc. (a)	591,400	20,652
Visa, Inc. Class A	471,100	100,118
		225,856
Semiconductors & Semiconductor Equipment - 1.9%
Altera Corp.	1,312,700	46,391
Broadcom Corp. Class A	1,023,900	40,321
Cree, Inc. (a)	592,700	27,003
Freescale Semiconductor, Inc. (a)	2,679,900	56,412
Intel Corp.	3,279,300	114,513
KLA-Tencor Corp.	408,900	31,248
Micron Technology, Inc. (a)	1,068,600	34,836
NXP Semiconductors NV (a)	1,515,400	103,835
Spansion, Inc. Class A (a)	657	15
		454,574
Software - 3.0%
Activision Blizzard, Inc.	1,712,100	40,303
Adobe Systems, Inc. (a)	1,417,100	101,889
Autodesk, Inc. (a)	568,600	30,500
Microsoft Corp.	6,893,400	313,167
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	3,308,300	$ 137,394
Red Hat, Inc. (a)	798,000	48,614
salesforce.com, Inc. (a)	1,078,200	63,711
Workday, Inc. Class A (a)	53,900	4,909
		740,487
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	6,441,900	660,285
EMC Corp.	1,548,700	45,733
Hewlett-Packard Co.	2,097,200	79,694
		785,712
TOTAL INFORMATION TECHNOLOGY		3,426,349
MATERIALS - 3.0%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	164,500	21,913
Ashland, Inc.	24	3
Celanese Corp. Class A	402,667	25,183
CF Industries Holdings, Inc.	149,406	38,497
E.I. du Pont de Nemours & Co.	1,315,175	86,946
Ferro Corp. (a)	3,408,200	45,943
Huntsman Corp.	1,939,120	52,143
Intrepid Potash, Inc. (a)(e)	1,669,800	25,598
LyondellBasell Industries NV Class A	778,498	89,021
Methanex Corp.	539,800	36,093
Monsanto Co.	508,800	58,843
Potash Corp. of Saskatchewan, Inc. (e)	1,282,400	45,043
Trinseo SA	99,300	1,952
W.R. Grace & Co. (a)	238,200	23,589
Wacker Chemie AG (e)	228,300	27,115
Westlake Chemical Corp.	545,100	52,946
Westlake Chemical Partners LP (a)	44,800	1,360
		632,188
Construction Materials - 0.2%
Eagle Materials, Inc.	226,300	23,062
Vulcan Materials Co.	581,500	36,855
		59,917
Metals & Mining - 0.2%
Alcoa, Inc.	768,200	12,760
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
AngloGold Ashanti Ltd. sponsored ADR (a)	57,230	$ 983
Freeport-McMoRan Copper & Gold, Inc.	902,100	32,809
		46,552
TOTAL MATERIALS		738,657
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
Broadview Networks Holdings, Inc. (a)	123,987	254
Iliad SA	106,588	23,417
Verizon Communications, Inc.	3,860,348	192,323
		215,994
Wireless Telecommunication Services - 0.1%
SoftBank Corp.	446,800	32,284
TOTAL TELECOMMUNICATION SERVICES		248,278
UTILITIES - 1.5%
Electric Utilities - 1.1%
Edison International	1,504,007	88,947
NextEra Energy, Inc.	1,041,900	102,575
PPL Corp.	1,863,900	64,547
		256,069
Independent Power and Renewable Electricity Producers - 0.2%
Abengoa Yield PLC	812,400	32,585
NextEra Energy Partners LP	722,600	25,370
		57,955
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (a)	991,400	32,399
Multi-Utilities - 0.1%
Sempra Energy	184,400	19,541
TOTAL UTILITIES		365,964
TOTAL COMMON STOCKS (Cost $12,096,987)		16,956,650
Preferred Stocks - 0.8%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(o)	1,082,251	$ 5,390
Roku, Inc. 8.00% (a)(o)	5,520,836	7,453
Wayfair LLC Series B (n)(o)	266,909	9,758
		22,601
Media - 0.4%
Vice Holding, Inc. Series A (a)(o)	6,701	101,500
TOTAL CONSUMER DISCRETIONARY		124,101
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Deem, Inc. (o)	159,864,334	11,191
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Uber Technologies, Inc. 8.00% (o)	402,887	25,000
TOTAL CONVERTIBLE PREFERRED STOCKS		160,292
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
C. Wonder LLC Class A-1 (a)(n)(o)	619,047	19,500
FINANCIALS - 0.1%
Consumer Finance - 0.0%
Ally Financial, Inc. 7.00% (g)	8,853	8,901
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	377,872	10,157
TOTAL FINANCIALS		19,058
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. 15.00%	961,655	789
TOTAL NONCONVERTIBLE PREFERRED STOCKS		39,347
TOTAL PREFERRED STOCKS (Cost $117,508)		199,639
Corporate Bonds - 13.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 620	$ 336
3.5% 1/15/31 (g)	4,584	2,481
Mood Media Corp. 10% 10/31/15 (g)	32	29
		2,846
Nonconvertible Bonds - 13.0%
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.0%
Chassix, Inc. 9.25% 8/1/18 (g)	470	486
Dana Holding Corp.:
5.375% 9/15/21	880	913
6% 9/15/23	880	937
Gates Global LLC / Gates Global Co. 6% 7/15/22 (g)	1,260	1,247
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (g)(k)	1,565	1,649
Tenneco, Inc. 6.875% 12/15/20	2,415	2,611
		7,843
Automobiles - 0.0%
Volkswagen International Finance NV 2.375% 3/22/17 (g)	1,515	1,561
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)	365	371
LKQ Corp. 4.75% 5/15/23	265	259
		630
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	554	568
4.25% 6/15/23	3,903	4,163
Laureate Education, Inc. 9.25% 9/1/19 (g)	4,040	4,141
Service Corp. International 5.375% 1/15/22	505	523
		9,395
Hotels, Restaurants & Leisure - 0.2%
24 Hour Holdings III LLC 8% 6/1/22 (g)	510	495
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (g)	2,095	2,027
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Choice Hotels International, Inc. 5.75% 7/1/22	$ 390	$ 425
Chukchansi Economic Development Authority 9.75% 5/30/20 (d)(g)	2,861	1,988
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18	480	498
4.875% 11/1/20	1,255	1,311
5.375% 11/1/23	1,000	1,058
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (g)	680	711
Graton Economic Development Authority 9.625% 9/1/19 (g)	1,065	1,193
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (g)	5,854	6,205
Landry's Holdings II, Inc. 10.25% 1/1/18 (g)	900	938
MCE Finance Ltd. 5% 2/15/21 (g)	1,290	1,284
MGM Mirage, Inc.:
6.625% 12/15/21	1,115	1,240
7.5% 6/1/16	2,855	3,105
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (g)	865	889
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (g)	3,205	3,181
11% 10/1/21 (g)	1,560	1,581
Pinnacle Entertainment, Inc. 7.75% 4/1/22	450	486
Studio City Finance Ltd. 8.5% 12/1/20 (g)	5,600	6,160
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)	715	81
		34,856
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	775	796
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	785	813
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	620	658
D.R. Horton, Inc.:
4.75% 2/15/23	515	509
5.75% 8/15/23	425	452
KB Home 4.75% 5/15/19	2,355	2,355
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	$ 6,420	$ 6,709
7.875% 8/15/19	8,325	9,012
8.25% 2/15/21	1,485	1,621
9% 4/15/19	835	877
William Lyon Homes, Inc.:
5.75% 4/15/19	470	475
7% 8/15/22 (g)	1,255	1,290
8.5% 11/15/20	1,310	1,448
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (g)	1,350	1,360
		28,375
Media - 0.7%
Altice S.A. 7.75% 5/15/22 (g)	10,065	10,694
AMC Networks, Inc. 7.75% 7/15/21	340	375
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (g)	275	281
5.625% 2/15/24 (g)	295	304
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,572
5.25% 3/15/21	1,375	1,406
5.75% 9/1/23	945	971
5.75% 1/15/24	4,235	4,330
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)	325	341
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (g)	3,345	3,316
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,265
5.125% 12/15/22	355	361
Clear Channel Communications, Inc. 5.5% 12/15/16	1,440	1,426
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	804
7.625% 3/15/20	585	624
Series B, 6.5% 11/15/22	2,040	2,183
7.625% 3/15/20	4,105	4,392
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Columbus International, Inc. 7.375% 3/30/21 (g)	$ 5,655	$ 6,157
COX Communications, Inc. 3.25% 12/15/22 (g)	2,162	2,124
Darling Escrow Corp. 5.375% 1/15/22 (g)	745	773
Discovery Communications LLC 5.05% 6/1/20	168	188
DISH DBS Corp.:
5% 3/15/23	2,675	2,662
5.875% 7/15/22	2,655	2,817
6.75% 6/1/21	3,515	3,932
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,011
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (g)	2,640	2,218
Lamar Media Corp.:
5.375% 1/15/24 (g)	630	649
5.875% 2/1/22	525	551
Lions Gate Entertainment Corp. 5.25% 8/1/18 (g)	3,730	3,851
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	6,635	7,498
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (g)(k)	1,915	1,881
National CineMedia LLC:
6% 4/15/22	2,600	2,704
7.875% 7/15/21	1,380	1,490
NBCUniversal, Inc. 5.15% 4/30/20	4,917	5,628
News America Holdings, Inc. 7.75% 12/1/45	8,012	11,954
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)	685	692
Numericable Group SA:
4.875% 5/15/19 (g)	4,535	4,592
6% 5/15/22 (g)	8,815	9,079
6.25% 5/15/24 (g)	660	681
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)	850	907
Regal Entertainment Group:
5.75% 3/15/22	1,230	1,261
5.75% 6/15/23	2,270	2,298
5.75% 2/1/25	340	341
Sirius XM Radio, Inc. 5.75% 8/1/21 (g)	2,580	2,683
Thomson Reuters Corp. 1.3% 2/23/17	1,794	1,796
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
4% 9/1/21	$ 9,654	$ 10,361
5.85% 5/1/17	1,621	1,810
6.75% 7/1/18	1,581	1,858
8.25% 4/1/19	10,176	12,802
Time Warner, Inc.:
2.1% 6/1/19	10,950	10,860
5.875% 11/15/16	3,738	4,124
Time, Inc. 5.75% 4/15/22 (g)	1,300	1,297
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (g)	1,340	1,370
7.5% 3/15/19 (g)	480	508
UPCB Finance VI Ltd. 6.875% 1/15/22 (g)	1,250	1,353
Viacom, Inc.:
1.25% 2/27/15	377	378
2.5% 9/1/18	714	727
3.5% 4/1/17	219	231
Videotron Ltd. 9.125% 4/15/18	570	589
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	3,505	3,908
13.375% 10/15/19	1,780	2,056
WMG Acquisition Corp.:
5.625% 4/15/22 (g)	275	282
6% 1/15/21 (g)	423	440
		174,017
Multiline Retail - 0.0%
JC Penney Corp., Inc.:
5.65% 6/1/20	1,357	1,238
5.75% 2/15/18	400	384
7.4% 4/1/37	440	394
		2,016
Specialty Retail - 0.0%
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	619
CST Brands, Inc. 5% 5/1/23	320	320
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (g)	3,260	3,468
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc.:
5% 5/15/23	$ 195	$ 193
7% 7/15/22	885	967
		5,567
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 6.875% 6/1/19 (g)	505	511
TOTAL CONSUMER DISCRETIONARY		264,771
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
SABMiller Holdings, Inc.:
1.85% 1/15/15 (g)	1,947	1,956
2.45% 1/15/17 (g)	1,947	2,006
		3,962
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (g)	1,440	1,440
CVS Caremark Corp. 2.25% 12/5/18	4,123	4,165
ESAL GmbH 6.25% 2/5/23 (g)	3,005	3,013
Kroger Co. 3.3% 1/15/21	6,000	6,167
Minerva Luxmbourg SA 7.75% 1/31/23 (g)	365	387
Rite Aid Corp.:
6.75% 6/15/21	7,375	7,827
6.875% 12/15/28 (g)	3,505	3,610
7.7% 2/15/27	3,220	3,574
9.25% 3/15/20	1,330	1,490
		31,673
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	417	473
ConAgra Foods, Inc.:
1.9% 1/25/18	2,064	2,064
3.2% 1/25/23	1,737	1,712
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)	1,377	1,470
H.J. Heinz Co. 4.25% 10/15/20	6,030	6,113
JBS Investments GmbH:
7.25% 4/3/24 (g)	1,090	1,146
7.75% 10/28/20 (g)	2,850	3,078
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (g)	$ 1,370	$ 1,370
Post Holdings, Inc.:
6% 12/15/22 (g)	675	665
6.75% 12/1/21 (g)	1,900	1,936
Tyson Foods, Inc. 3.95% 8/15/24	8,400	8,581
William Wrigley Jr. Co.:
1.4% 10/21/16 (g)	3,217	3,239
2% 10/20/17 (g)	4,607	4,668
		36,515
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	350	376
6.625% 11/15/22	415	449
		825
Personal Products - 0.0%
First Quality Finance Co., Inc. 4.625% 5/15/21 (g)	300	284
Prestige Brands, Inc.:
5.375% 12/15/21 (g)	1,660	1,648
8.125% 2/1/20	220	239
Revlon Consumer Products Corp. 5.75% 2/15/21	1,105	1,122
		3,293
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,020	3,932
4% 1/31/24	3,123	3,249
9.7% 11/10/18	5,570	7,228
Reynolds American, Inc.:
3.25% 11/1/22	2,999	2,936
4.85% 9/15/23	7,000	7,550
6.75% 6/15/17	3,979	4,524
7.25% 6/15/37	6,101	7,783
		37,202
TOTAL CONSUMER STAPLES		113,470
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - 1.6%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (g)	$ 5,634	$ 6,023
5.35% 3/15/20 (g)	5,174	5,719
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,689
5% 10/1/21	2,280	2,490
6.5% 4/1/20	2,264	2,633
Forum Energy Technologies, Inc. 6.25% 10/1/21 (g)	655	694
Gulfmark Offshore, Inc. 6.375% 3/15/22	365	368
Noble Holding International Ltd. 3.05% 3/1/16	756	779
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,500	1,489
7.5% 11/1/19	4,935	5,046
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)	1,215	1,273
Pride International, Inc. 6.875% 8/15/20	1,355	1,633
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22 (g)	635	648
Summit Midstream Holdings LLC 7.5% 7/1/21	500	550
Transocean, Inc. 5.05% 12/15/16	3,719	4,012
Unit Corp. 6.625% 5/15/21	4,515	4,696
		43,742
Oil, Gas & Consumable Fuels - 1.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,768
Alpha Natural Resources, Inc.:
6% 6/1/19	2,410	1,717
6.25% 6/1/21	2,725	1,867
9.75% 4/15/18	1,099	986
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7412% 8/1/19 (g)(k)	1,265	1,237
7.125% 11/1/20 (g)	1,030	999
7.375% 11/1/21 (g)	915	892
Anadarko Petroleum Corp. 6.375% 9/15/17	20,246	23,082
Antero Resources Corp. 5.125% 12/1/22 (g)	2,155	2,187
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23	1,155	1,172
Chesapeake Energy Corp.:
4.875% 4/15/22	1,080	1,130
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.: - continued
5.375% 6/15/21	$ 1,340	$ 1,417
5.75% 3/15/23	1,330	1,485
6.125% 2/15/21	805	912
6.875% 11/15/20	100	116
Concho Resources, Inc. 5.5% 4/1/23	1,155	1,233
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	895	926
7.75% 4/1/19	1,990	2,114
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,743
2.7% 4/1/19	523	530
3.875% 3/15/23	1,647	1,685
4.95% 4/1/22	1,048	1,157
Denbury Resources, Inc. 4.625% 7/15/23	4,625	4,463
Diamondback Energy, Inc. 7.625% 10/1/21 (g)	935	1,024
Duke Energy Field Services:
5.375% 10/15/15 (g)	1,647	1,713
6.45% 11/3/36 (g)	3,753	4,464
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,399
Enable Midstream Partners LP:
2.4% 5/15/19 (g)	1,656	1,651
3.9% 5/15/24 (g)	1,746	1,764
Enbridge Energy Partners LP 4.2% 9/15/21	6,629	7,094
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	885	993
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,540	1,625
9.375% 5/1/20	4,780	5,389
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	520	537
Gibson Energy, Inc. 6.75% 7/15/21 (g)	160	173
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (g)	305	307
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	677	737
Kodiak Oil & Gas Corp.:
5.5% 1/15/21	485	512
8.125% 12/1/19	1,325	1,458
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22	$ 1,740	$ 1,788
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19	1,820	1,873
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,593
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	610	644
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	2,559	2,561
Motiva Enterprises LLC 5.75% 1/15/20 (g)	3,614	4,095
Nakilat, Inc. 6.067% 12/31/33 (g)	1,839	2,069
Nexen, Inc.:
5.2% 3/10/15	1,224	1,253
6.2% 7/30/19	1,865	2,176
Pemex Project Funding Master Trust 5.75% 3/1/18	21,220	23,809
Petrobras Global Finance BV:
3% 1/15/19	25,963	25,583
3.25% 3/17/17	10,749	10,995
4.375% 5/20/23	3,648	3,599
4.875% 3/17/20	10,749	11,165
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,238	5,385
5.375% 1/27/21	10,725	11,307
5.75% 1/20/20	16,310	17,581
7.875% 3/15/19	5,564	6,482
Petroleos Mexicanos:
3.5% 7/18/18	7,105	7,425
3.5% 1/30/23	4,530	4,489
4.875% 1/24/22	2,315	2,515
4.875% 1/18/24	1,916	2,085
4.875% 1/18/24 (g)	4,058	4,415
5.5% 1/21/21	5,342	6,010
5.5% 6/27/44	17,702	19,202
6% 3/5/20	2,852	3,273
6.375% 1/23/45 (g)	5,324	6,442
6.5% 6/2/41	7,783	9,495
Phillips 66 Co.:
1.95% 3/5/15	1,526	1,537
2.95% 5/1/17	1,527	1,595
4.3% 4/1/22	5,338	5,785
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	$ 1,880	$ 2,095
Rosetta Resources, Inc. 5.875% 6/1/24	700	712
Sabine Pass Liquefaction LLC:
5.625% 4/15/23 (g)	2,585	2,688
5.75% 5/15/24 (g)	1,830	1,903
SemGroup Corp. 7.5% 6/15/21	1,000	1,080
Southeast Supply Header LLC 4.25% 6/15/24 (g)	4,893	5,051
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,064
Spectra Energy Partners, LP:
2.95% 6/15/16	1,059	1,096
4.6% 6/15/21	1,296	1,422
Suncor Energy, Inc. 6.1% 6/1/18	7,771	8,961
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	570	618
Teekay Corp. 8.5% 1/15/20	120	136
The Williams Companies, Inc.:
3.7% 1/15/23	1,598	1,533
4.55% 6/24/24	14,442	14,546
Western Gas Partners LP 5.375% 6/1/21	7,807	8,874
Western Refining, Inc. 6.25% 4/1/21	550	572
Williams Partners LP 4.3% 3/4/24	4,038	4,224
		353,459
TOTAL ENERGY		397,201
FINANCIALS - 5.8%
Banks - 2.4%
Associated Banc Corp. 5.125% 3/28/16	1,852	1,958
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (g)	13,750	14,094
5.5% 7/12/20 (g)	16,673	18,194
6.5% 6/10/19 (g)	1,763	1,986
Bank of America Corp.:
1.35% 11/21/16	4,652	4,667
2.6% 1/15/19	37,410	37,775
2.65% 4/1/19	12,287	12,412
3.875% 3/22/17	781	829
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
4.2% 8/26/24	$ 6,463	$ 6,561
6.5% 8/1/16	1,010	1,110
Bank of America NA 5.3% 3/15/17	14,681	16,010
Barclays Bank PLC 2.5% 2/20/19	3,400	3,455
BB&T Corp. 3.95% 3/22/22	1,495	1,592
Capital One NA 2.95% 7/23/21	7,402	7,414
CIT Group, Inc.:
5% 8/15/22	2,195	2,316
5% 8/1/23	2,755	2,876
5.25% 3/15/18	3,215	3,432
5.375% 5/15/20	2,805	3,036
5.5% 2/15/19 (g)	5,285	5,701
Citigroup, Inc.:
1.3% 11/15/16	5,354	5,370
1.75% 5/1/18	18,342	18,256
2.5% 7/29/19	32,442	32,571
2.55% 4/8/19	14,645	14,789
4.05% 7/30/22	14,700	15,153
4.45% 1/10/17	14,158	15,178
5.3% 5/6/44	10,932	11,734
6% 8/15/17	12,747	14,330
Comerica, Inc. 4.8% 5/1/15	1,013	1,042
Credit Suisse AG 6% 2/15/18	12,547	14,169
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,352
Discover Bank:
7% 4/15/20	3,075	3,684
8.7% 11/18/19	532	670
Fifth Third Bancorp:
3.5% 3/15/22	529	549
4.5% 6/1/18	418	455
5.45% 1/15/17	1,848	2,018
HBOS PLC 6.75% 5/21/18 (g)	408	468
HSBC Holdings PLC 4.25% 3/14/24	2,900	3,011
Huntington Bancshares, Inc. 7% 12/15/20	2,561	3,084
Huntington National Bank:
1.3% 11/20/16	3,560	3,574
2.2% 4/1/19	2,700	2,702
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Intesa Sanpaolo SpA:
2.375% 1/13/17	$ 5,300	$ 5,369
3.125% 1/15/16	18,292	18,765
JPMorgan Chase & Co.:
2% 8/15/17	4,900	4,980
2.35% 1/28/19	32,891	33,209
3.15% 7/5/16	8,974	9,330
JPMorgan Chase Bank 6% 10/1/17	1,942	2,193
KeyBank NA 5.45% 3/3/16	2,302	2,458
KeyCorp. 5.1% 3/24/21	519	590
Marshall & Ilsley Bank:
4.85% 6/16/15	3,881	4,003
5% 1/17/17	7,888	8,433
Regions Bank:
6.45% 6/26/37	10,147	12,097
7.5% 5/15/18	11,552	13,631
Regions Financial Corp.:
2% 5/15/18	7,154	7,123
5.75% 6/15/15	1,067	1,108
7.75% 11/10/14	4,922	4,983
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	37,329	38,077
6% 12/19/23	13,834	15,041
6.1% 6/10/23	7,367	8,043
6.125% 12/15/22	35,362	38,673
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	5,250	5,260
SunTrust Banks, Inc.:
2.35% 11/1/18	2,607	2,635
3.5% 1/20/17	4,123	4,341
Wachovia Bank NA 6% 11/15/17	7,010	7,971
Wells Fargo & Co.:
4.1% 6/3/26	13,000	13,325
4.48% 1/16/24	5,192	5,568
		576,783
Capital Markets - 0.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,095	2,189
Bear Stearns Companies, Inc. 5.3% 10/30/15	878	924
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	15,998
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
2.375% 1/22/18	$ 10,000	$ 10,160
2.625% 1/31/19	19,690	19,929
5.95% 1/18/18	4,242	4,787
6.15% 4/1/18	3,466	3,949
6.25% 9/1/17	19,047	21,547
Lazard Group LLC:
4.25% 11/14/20	2,719	2,866
6.85% 6/15/17	5,189	5,884
Merrill Lynch & Co., Inc. 6.4% 8/28/17	4,204	4,776
Morgan Stanley:
2.125% 4/25/18	16,388	16,486
2.375% 7/23/19	10,891	10,868
2.5% 1/24/19	36,150	36,566
4% 7/24/15	1,137	1,172
4.875% 11/1/22	2,855	3,084
5.625% 9/23/19	453	518
5.95% 12/28/17	250	283
6.625% 4/1/18	1,494	1,730
State Street Corp. 3.1% 5/15/23	6,500	6,420
UBS AG Stamford Branch 2.375% 8/14/19	11,000	11,037
		181,173
Consumer Finance - 0.9%
Ally Financial, Inc.:
3.5% 1/27/19	2,025	2,033
4.625% 6/26/15	2,540	2,607
4.75% 9/10/18	4,295	4,520
6.25% 12/1/17	1,800	1,982
Capital One Financial Corp. 2.45% 4/24/19	4,470	4,496
Discover Financial Services:
3.85% 11/21/22	1,983	2,031
5.2% 4/27/22	2,146	2,385
6.45% 6/12/17	10,512	11,839
Ford Motor Credit Co. LLC:
1.5% 1/17/17	16,012	16,046
2.375% 3/12/19	17,400	17,416
2.5% 1/15/16	14,000	14,305
2.875% 10/1/18	8,500	8,751
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
3% 6/12/17	$ 5,430	$ 5,631
4.375% 8/6/23	13,241	14,150
5% 5/15/18	8,500	9,384
5.875% 8/2/21	10,438	12,268
General Electric Capital Corp. 4.625% 1/7/21	703	787
General Motors Acceptance Corp. 8% 11/1/31	3,115	4,018
GMAC LLC:
6.75% 12/1/14	2,355	2,387
8% 12/31/18	6,035	7,042
8% 11/1/31	16,726	21,639
Hyundai Capital America:
1.45% 2/6/17 (g)	5,366	5,371
1.625% 10/2/15 (g)	1,867	1,881
1.875% 8/9/16 (g)	1,416	1,435
2.125% 10/2/17 (g)	2,063	2,091
2.55% 2/6/19 (g)	5,366	5,437
2.875% 8/9/18 (g)	2,511	2,590
SLM Corp.:
4.875% 6/17/19	5,315	5,562
5.5% 1/15/19	2,150	2,284
5.5% 1/25/23	1,365	1,372
6.125% 3/25/24	2,195	2,255
8% 3/25/20	5,930	6,849
8.45% 6/15/18	2,980	3,468
Synchrony Financial:
1.875% 8/15/17	1,300	1,310
3% 8/15/19	1,910	1,937
3.75% 8/15/21	7,084	7,230
4.25% 8/15/24	2,903	2,972
		219,761
Diversified Financial Services - 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.75% 5/15/17 (g)	2,625	2,625
3.75% 5/15/19 (g)	2,125	2,141
4.5% 5/15/21 (g)	2,325	2,374
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC:
4.5% 10/1/20	$ 1,106	$ 1,221
4.742% 3/11/21	4,210	4,719
Five Corners Funding Trust 4.419% 11/15/23 (g)	8,055	8,598
General Motors Financial Co., Inc.:
3.25% 5/15/18	700	705
4.25% 5/15/23	615	628
4.75% 8/15/17	4,295	4,516
6.75% 6/1/18	6,765	7,602
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,280	2,343
5.875% 2/1/22	2,725	2,841
6% 8/1/20	2,230	2,381
Landry's Acquisition Co. 9.375% 5/1/20 (g)	875	941
NSG Holdings II, LLC 7.75% 12/15/25 (g)	5,023	5,425
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	5,782	5,872
TECO Finance, Inc.:
4% 3/15/16	1,242	1,302
5.15% 3/15/20	2,029	2,285
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (k)	1,155	1,201
9.625% 6/15/18 pay-in-kind (k)	810	845
UPCB Finance III Ltd. 6.625% 7/1/20 (g)	1,150	1,216
		61,781
Insurance - 0.6%
AIA Group Ltd. 2.25% 3/11/19 (g)	1,203	1,203
American International Group, Inc.:
2.375% 8/24/15	14,000	14,278
4.875% 6/1/22	5,467	6,137
5.6% 10/18/16	4,975	5,437
5.85% 1/16/18	12,000	13,617
Aon Corp.:
3.125% 5/27/16	3,402	3,525
3.5% 9/30/15	3,819	3,937
5% 9/30/20	107	120
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	333
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(k)	$ 2,008	$ 2,078
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,082	1,163
5.125% 4/15/22	956	1,092
5.375% 3/15/17	595	653
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)	1,675	1,763
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	2,655	2,763
5% 6/1/21 (g)	6,063	6,703
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,128	4,601
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	2,993	3,453
MetLife, Inc. 6.75% 6/1/16	3,874	4,273
Metropolitan Life Global Funding I 1.875% 6/22/18 (g)	6,760	6,765
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,585	4,552
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,048	4,803
Pacific LifeCorp:
5.125% 1/30/43 (g)	6,960	7,419
6% 2/10/20 (g)	8,215	9,432
Prudential Financial, Inc.:
2.3% 8/15/18	783	796
4.5% 11/16/21	1,461	1,606
7.375% 6/15/19	1,880	2,312
Symetra Financial Corp. 6.125% 4/1/16 (g)	6,715	7,162
Unum Group:
5.625% 9/15/20	2,879	3,298
5.75% 8/15/42	7,108	8,510
7.125% 9/30/16	1,802	2,023
		135,807
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,151
4.6% 4/1/22	1,705	1,816
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,591
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,584
Boston Properties, Inc. 3.85% 2/1/23	6,720	6,996
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust 2.95% 12/15/22	$ 2,154	$ 2,101
CommonWealth REIT 5.875% 9/15/20	991	1,077
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21 (g)	205	208
DDR Corp.:
4.75% 4/15/18	4,595	4,979
7.5% 4/1/17	4,966	5,680
9.625% 3/15/16	1,675	1,894
Developers Diversified Realty Corp. 4.625% 7/15/22	3,877	4,156
Duke Realty LP:
3.625% 4/15/23	2,844	2,834
3.875% 10/15/22	4,799	4,924
4.375% 6/15/22	3,202	3,388
5.5% 3/1/16	2,930	3,118
5.95% 2/15/17	3,166	3,492
6.75% 3/15/20	1,161	1,382
8.25% 8/15/19	1,838	2,305
Equity One, Inc.:
3.75% 11/15/22	7,300	7,333
5.375% 10/15/15	672	705
6% 9/15/17	666	740
6.25% 1/15/17	530	584
Federal Realty Investment Trust:
5.9% 4/1/20	1,379	1,604
6.2% 1/15/17	365	407
HCP, Inc.:
3.15% 8/1/22	8,000	7,823
3.875% 8/15/24	11,000	11,099
4.25% 11/15/23	3,213	3,338
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,489
4.125% 4/1/19	11,300	12,182
4.7% 9/15/17	744	811
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,274
6.25% 6/15/17	726	777
6.65% 1/15/18	490	543
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,939
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.:
4.95% 4/1/24 (g)	$ 1,785	$ 1,844
5.875% 3/15/24	3,200	3,360
6.75% 10/15/22	1,885	2,031
Retail Opportunity Investments Partnership LP 5% 12/15/23	980	1,055
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,105
		128,719
Real Estate Management & Development - 0.5%
BioMed Realty LP:
2.625% 5/1/19	1,861	1,862
3.85% 4/15/16	6,469	6,763
4.25% 7/15/22	2,511	2,612
6.125% 4/15/20	1,822	2,107
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,534
4.95% 4/15/18	4,256	4,610
5.7% 5/1/17	268	293
6% 4/1/16	2,467	2,641
7.5% 5/15/15	698	730
CBRE Group, Inc.:
5% 3/15/23	3,990	4,045
6.625% 10/15/20	900	947
Corporate Office Properties LP 3.7% 6/15/21	3,614	3,622
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,520
5.25% 3/15/21	2,876	3,142
ERP Operating LP 5.75% 6/15/17	1,446	1,619
Essex Portfolio LP 5.5% 3/15/17	3,414	3,758
Howard Hughes Corp. 6.875% 10/1/21 (g)	2,115	2,239
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	808
Liberty Property LP:
3.375% 6/15/23	2,951	2,898
4.125% 6/15/22	2,746	2,880
4.75% 10/1/20	6,595	7,144
5.125% 3/2/15	1,317	1,345
5.5% 12/15/16	2,022	2,201
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 4,037	$ 4,079
3.15% 5/15/23	6,708	6,093
4.5% 4/18/22	1,689	1,716
5.8% 1/15/16	4,250	4,500
7.75% 8/15/19	2,149	2,580
Mid-America Apartments LP 4.3% 10/15/23	1,086	1,146
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,177
Prime Property Funding, Inc. 5.7% 4/15/17 (g)	3,471	3,732
Realogy Corp. 9% 1/15/20 (g)	1,170	1,307
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)	1,760	1,760
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (g)	2,125	2,152
Reckson Operating Partnership LP 6% 3/31/16	1,675	1,791
Regency Centers LP:
5.25% 8/1/15	3,216	3,348
5.875% 6/15/17	1,447	1,610
Tanger Properties LP:
3.875% 12/1/23	2,341	2,400
6.125% 6/1/20	7,035	8,197
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (g)	515	514
Ventas Realty LP:
1.25% 4/17/17	2,655	2,651
1.55% 9/26/16	921	931
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,636
4% 4/30/19	1,771	1,899
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	505
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (g)	745	745
5.875% 6/15/24 (g)	540	551
		126,340
TOTAL FINANCIALS		1,430,364
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.8%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	$ 11,041	$ 11,038
2.2% 5/22/19	27,392	27,363
		38,401
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21	410	433
7.75% 2/15/19	2,945	3,114
Teleflex, Inc. 6.875% 6/1/19	1,665	1,761
		5,308
Health Care Providers & Services - 0.4%
Catamaran Corp. 4.75% 3/15/21 (Reg. S)	1,120	1,128
Community Health Systems, Inc.:
5.125% 8/1/21 (g)	840	861
6.875% 2/1/22 (g)	1,115	1,185
Coventry Health Care, Inc. 5.95% 3/15/17	1,030	1,146
DaVita HealthCare Partners, Inc.:
5.125% 7/15/24	2,535	2,571
5.75% 8/15/22	1,215	1,295
6.625% 11/1/20	1,555	1,641
Envision Healthcare Corp. 5.125% 7/1/22 (g)	1,040	1,050
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,675
4.75% 11/15/21	14,348	15,959
HCA Holdings, Inc.:
4.75% 5/1/23	2,715	2,739
5% 3/15/24	1,755	1,788
5.875% 3/15/22	9,745	10,598
5.875% 5/1/23	2,555	2,721
6.25% 2/15/21	1,415	1,539
6.5% 2/15/20	10,450	11,691
7.5% 2/15/22	3,250	3,786
7.75% 5/15/21	5,585	6,088
HealthSouth Corp. 5.75% 11/1/24	780	819
McKesson Corp. 2.284% 3/15/19	5,400	5,402
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,610	3,690
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc.: - continued
4.125% 9/15/20	$ 3,728	$ 3,995
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	651
Tenet Healthcare Corp.:
4.375% 10/1/21	5,470	5,429
4.5% 4/1/21	1,030	1,033
5% 3/1/19 (g)	1,690	1,711
6% 10/1/20	1,145	1,242
8.125% 4/1/22	4,590	5,284
WellPoint, Inc. 1.875% 1/15/18	161	162
		98,879
Health Care Technology - 0.0%
IMS Health, Inc. 6% 11/1/20 (g)	715	752
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,499	1,500
2.4% 2/1/19	945	955
		2,455
Pharmaceuticals - 0.2%
AbbVie, Inc. 1.75% 11/6/17	5,738	5,767
Actavis Funding SCS:
1.3% 6/15/17 (g)	10,935	10,908
2.45% 6/15/19 (g)	3,241	3,230
Forest Laboratories, Inc. 4.375% 2/1/19 (g)	2,160	2,327
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (g)	1,665	1,711
Mylan, Inc. 1.35% 11/29/16	1,757	1,759
Perrigo Co. PLC:
1.3% 11/8/16 (g)	1,437	1,435
2.3% 11/8/18 (g)	1,537	1,534
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)	830	911
Salix Pharmaceuticals Ltd. 6% 1/15/21 (g)	360	391
Valeant Pharmaceuticals International:
5.625% 12/1/21 (g)	810	824
6.75% 8/15/18 (g)	3,620	3,873
7.5% 7/15/21 (g)	2,320	2,529
VPI Escrow Corp. 6.375% 10/15/20 (g)	1,445	1,512
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	$ 1,940	$ 1,948
Zoetis, Inc. 1.875% 2/1/18	898	898
		41,557
TOTAL HEALTH CARE		187,352
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (g)	3,650	4,274
DigitalGlobe, Inc. 5.25% 2/1/21 (g)	425	421
GenCorp, Inc. 7.125% 3/15/21	2,250	2,424
TransDigm, Inc.:
6% 7/15/22 (g)	1,155	1,175
6.5% 7/15/24 (g)	1,135	1,163
Triumph Group, Inc. 5.25% 6/1/22 (g)	490	489
		9,946
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	30	32
9.798% 4/1/21	2,413	2,763
6.125% 4/29/18	415	440
6.648% 3/15/19	1,696	1,807
6.9% 7/2/19	652	698
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,511	1,634
8.36% 1/20/19	1,137	1,262
		8,636
Building Products - 0.0%
HMAN Finance Sub Corp. 6.375% 7/15/22 (g)	510	509
Nortek, Inc. 8.5% 4/15/21	925	1,006
USG Corp.:
5.875% 11/1/21 (g)	255	266
6.3% 11/15/16	170	181
7.875% 3/30/20 (g)	905	986
9.75% 1/15/18	975	1,148
		4,096
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
ADT Corp. 6.25% 10/15/21	$ 1,140	$ 1,206
APX Group, Inc.:
6.375% 12/1/19	5,170	5,248
8.75% 12/1/20	5,670	5,642
ARAMARK Corp. 5.75% 3/15/20	1,345	1,409
Cenveo Corp. 6% 8/1/19 (g)	730	721
Clean Harbors, Inc. 5.125% 6/1/21	740	751
Covanta Holding Corp.:
6.375% 10/1/22	875	938
7.25% 12/1/20	775	837
Garda World Security Corp.:
7.25% 11/15/21 (g)	200	205
7.25% 11/15/21 (g)	525	537
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	215	230
Quad/Graphics, Inc. 7% 5/1/22 (g)	385	380
R.R. Donnelley & Sons Co.:
6% 4/1/24	550	551
6.5% 11/15/23	1,685	1,740
TMS International Corp. 7.625% 10/15/21 (g)	255	271
		20,666
Electrical Equipment - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	744
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (g)	475	502
Briggs & Stratton Corp. 6.875% 12/15/20	920	1,024
Schaeffler Finance BV:
4.25% 5/15/21 (g)	1,760	1,756
4.75% 5/15/21 (g)	3,160	3,223
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (g)	950	988
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	910	1,019
		8,512
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	1,360	1,414
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - continued
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)	$ 4,630	$ 4,792
8.125% 2/15/19	1,725	1,792
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	1,160	1,202
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	785	837
		10,037
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	1,515	1,566
Road & Rail - 0.0%
Hertz Corp.:
5.875% 10/15/20	1,120	1,152
6.25% 10/15/22	800	834
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (g)	1,115	1,140
Western Express, Inc. 12.5% 4/15/15 (g)	3,725	3,204
		6,330
Trading Companies & Distributors - 0.2%
Ahern Rentals, Inc. 9.5% 6/15/18 (g)	285	313
Air Lease Corp.:
3.875% 4/1/21	5,301	5,354
4.75% 3/1/20	4,617	4,917
International Lease Finance Corp.:
3.875% 4/15/18	4,400	4,472
5.75% 5/15/16	1,840	1,950
5.875% 8/15/22	4,385	4,791
6.25% 5/15/19	3,035	3,365
7.125% 9/1/18 (g)	5,560	6,380
8.25% 12/15/20	4,165	5,092
8.625% 9/15/15	4,640	4,974
8.625% 1/15/22	3,910	4,907
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)	365	386
VWR Funding, Inc. 7.25% 9/15/17	2,695	2,843
		49,744
TOTAL INDUSTRIALS		120,277
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (g)	$ 835	$ 848
6.75% 11/15/20 (g)	1,980	2,094
Avaya, Inc. 7% 4/1/19 (g)	1,245	1,239
Hughes Satellite Systems Corp. 6.5% 6/15/19	7,595	8,355
Lucent Technologies, Inc.:
6.45% 3/15/29	10,451	10,216
6.5% 1/15/28	1,110	1,088
		23,840
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. 9.375% 4/1/19	755	831
Sanmina Corp. 4.375% 6/1/19 (g)	1,295	1,305
Tyco Electronics Group SA:
1.6% 2/3/15	156	157
2.375% 12/17/18	1,087	1,097
6.55% 10/1/17	815	934
		4,324
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	885	936
VeriSign, Inc. 4.625% 5/1/23	3,395	3,336
		4,272
IT Services - 0.1%
Audatex North America, Inc. 6% 6/15/21 (g)	4,565	4,839
CDW LLC/CDW Finance Corp. 6% 8/15/22	1,670	1,760
Ceridian Corp. 8.875% 7/15/19 (g)	1,110	1,243
Ceridian LLC / Comdata, Inc. 8.125% 11/15/17 (g)	1,395	1,414
Compiler Finance Sub, Inc. 7% 5/1/21 (g)	710	678
First Data Corp.:
6.75% 11/1/20 (g)	4,035	4,368
11.25% 1/15/21	1,918	2,230
11.75% 8/15/21	497	588
SunGard Data Systems, Inc. 6.625% 11/1/19	2,205	2,310
Xerox Corp.:
2.95% 3/15/17	947	985
4.25% 2/15/15	1,130	1,149
		21,564
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 6% 4/1/22 (g)	$ 365	$ 376
Micron Technology, Inc. 5.875% 2/15/22 (g)	880	943
NXP BV/NXP Funding LLC 5.75% 2/15/21 (g)	1,595	1,675
		2,994
Software - 0.1%
Activision Blizzard, Inc. 6.125% 9/15/23 (g)	1,255	1,381
BMC Software Finance, Inc. 8.125% 7/15/21 (g)	2,645	2,671
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (g)(k)	1,720	1,651
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (g)(k)	545	555
		6,258
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 4.75% 1/1/25 (g)	1,815	1,851
TOTAL INFORMATION TECHNOLOGY		65,103
MATERIALS - 0.2%
Chemicals - 0.1%
Hexion U.S. Finance Corp. 6.625% 4/15/20	2,810	2,958
LSB Industries, Inc. 7.75% 8/1/19	425	464
PolyOne Corp. 5.25% 3/15/23	1,360	1,404
SPCM SA 6% 1/15/22 (g)	555	594
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	5,963	6,395
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)	585	638
		12,453
Construction Materials - 0.0%
Calcipar SA 6.875% 5/1/18 (g)	720	749
CEMEX Finance LLC 6% 4/1/24 (g)	1,600	1,664
CEMEX S.A.B. de CV 5.2341% 9/30/15 (g)(k)	2,815	2,898
CRH America, Inc. 6% 9/30/16	2,470	2,711
Prince Mineral Holding Corp. 12% 12/15/19 (g)	405	454
		8,476
Containers & Packaging - 0.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (g)(k)	805	820
Ardagh Packaging Finance PLC 9.125% 10/15/20 (g)	685	750
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (g)	$ 495	$ 490
6.25% 1/31/19 (g)	680	687
6.75% 1/31/21 (g)	785	801
7% 11/15/20 (g)	126	128
9.125% 10/15/20 (g)	690	752
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)	555	552
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,178
Owens-Illinois, Inc. 7.8% 5/15/18	350	403
Sealed Air Corp. 6.5% 12/1/20 (g)	1,065	1,172
Tekni-Plex, Inc. 9.75% 6/1/19 (g)	724	795
		9,528
Metals & Mining - 0.1%
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (g)	255	268
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	7,189	7,526
4.25% 7/17/42 (g)	1,226	1,157
5.625% 10/18/43 (g)	2,382	2,750
Edgen Murray Corp. 8.75% 11/1/20 (g)	737	825
FMG Resources (August 2006) Pty Ltd. 6% 4/1/17 (g)	340	354
JMC Steel Group, Inc. 8.25% 3/15/18 (g)	5,635	5,705
New Gold, Inc.:
6.25% 11/15/22 (g)	615	646
7% 4/15/20 (g)	345	367
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	3,375	3,594
11.25% 10/15/18	1,130	1,254
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (g)	595	592
Steel Dynamics, Inc. 6.375% 8/15/22	990	1,059
Walter Energy, Inc.:
9.5% 10/15/19 (g)	1,115	1,112
11% 4/1/20 pay-in-kind (g)(k)	885	666
		27,875
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.0%
Clearwater Paper Corp. 4.5% 2/1/23	$ 1,250	$ 1,213
TOTAL MATERIALS		59,545
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
Altice Financing SA:
6.5% 1/15/22 (g)	2,300	2,421
7.875% 12/15/19 (g)	550	595
Altice Finco SA:
8.125% 1/15/24 (g)	315	343
9.875% 12/15/20 (g)	585	664
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	93
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,874
CenturyLink, Inc.:
5.15% 6/15/17	440	470
6% 4/1/17	3,101	3,357
6.15% 9/15/19	3,331	3,639
Eileme 2 AB 11.625% 1/31/20 (g)	1,725	2,010
Embarq Corp.:
7.082% 6/1/16	3,728	4,101
7.995% 6/1/36	30,321	34,108
FairPoint Communications, Inc. 8.75% 8/15/19 (g)	1,340	1,430
Intelsat Luxembourg SA:
7.75% 6/1/21	4,960	5,233
8.125% 6/1/23	1,090	1,180
Level 3 Communications, Inc. 8.875% 6/1/19	435	470
Level 3 Escrow II, Inc. 5.375% 8/15/22 (g)	2,110	2,121
Level 3 Financing, Inc.:
6.125% 1/15/21 (g)	1,405	1,482
7% 6/1/20	1,460	1,573
Lynx I Corp. 5.375% 4/15/21 (g)	770	801
Lynx II Corp. 6.375% 4/15/23 (g)	435	463
Sprint Capital Corp.:
6.875% 11/15/28	1,055	1,029
6.9% 5/1/19	3,975	4,268
8.75% 3/15/32	1,985	2,213
Verizon Communications, Inc.:
2.5% 9/15/16	77,224	79,617
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
4.5% 9/15/20	$ 38,502	$ 42,305
5.012% 8/21/54 (g)	19,396	20,259
6.1% 4/15/18	1,909	2,195
6.25% 4/1/37	3,729	4,610
6.4% 9/15/33	5,323	6,724
6.55% 9/15/43	6,925	8,927
Wind Acquisition Finance SA 4.75% 7/15/20 (g)	3,135	3,143
		243,718
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	307	314
3.625% 3/30/15	2,672	2,715
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (g)	3,050	3,851
Digicel Group Ltd.:
6% 4/15/21 (g)	2,805	2,889
7% 2/15/20 (g)	275	289
7.125% 4/1/22 (g)	2,200	2,283
8.25% 9/30/20 (g)	6,270	6,772
Intelsat Jackson Holdings SA:
5.5% 8/1/23	3,415	3,402
6.625% 12/15/22 (Reg. S)	5,045	5,272
7.5% 4/1/21	3,895	4,216
SBA Communications Corp. 5.625% 10/1/19	1,870	1,961
Sprint Communications, Inc.:
6% 11/15/22	9,365	9,342
9% 11/15/18 (g)	6,595	7,840
Sprint Corp.:
7.125% 6/15/24 (g)	1,500	1,530
7.25% 9/15/21 (g)	2,575	2,730
7.875% 9/15/23 (g)	2,575	2,762
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	940	969
6.25% 4/1/21	2,010	2,085
6.464% 4/28/19	420	438
6.542% 4/28/20	1,475	1,549
6.625% 4/1/23	3,005	3,163
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.633% 4/28/21	$ 1,335	$ 1,405
6.731% 4/28/22	985	1,039
6.836% 4/28/23	385	409
		69,225
TOTAL TELECOMMUNICATION SERVICES		312,943
UTILITIES - 1.0%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	4,026	4,542
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	3,934	4,626
6.4% 9/15/20 (g)	8,922	10,558
Edison International 3.75% 9/15/17	3,355	3,568
FirstEnergy Corp.:
2.75% 3/15/18	7,307	7,390
4.25% 3/15/23	19,274	19,434
7.375% 11/15/31	29,278	35,581
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	10,926
IPALCO Enterprises, Inc. 7.25% 4/1/16 (g)	3,670	3,954
LG&E and KU Energy LLC:
2.125% 11/15/15	3,785	3,834
3.75% 11/15/20	745	784
Mirant Americas Generation LLC 9.125% 5/1/31	460	447
Nevada Power Co.:
6.5% 5/15/18	5,100	5,947
6.5% 8/1/18	1,191	1,400
Northeast Utilities 1.45% 5/1/18	1,511	1,496
NV Energy, Inc. 6.25% 11/15/20	1,666	1,981
Pennsylvania Electric Co. 6.05% 9/1/17	450	506
Pepco Holdings, Inc. 2.7% 10/1/15	3,805	3,877
Progress Energy, Inc. 4.4% 1/15/21	336	372
RJS Power Holdings LLC 5.125% 7/15/19 (g)	2,235	2,255
West Penn Power Co. 5.95% 12/15/17 (g)	10,500	11,795
		135,273
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	$ 830	$ 884
7% 5/20/22	1,785	1,937
Southern Natural Gas Co. 5.9% 4/1/17 (g)	260	289
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,877
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	990
Texas Eastern Transmission LP 6% 9/15/17 (g)	948	1,061
		7,038
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp.:
5.375% 1/15/23	1,475	1,490
5.75% 1/15/25	635	641
6% 1/15/22 (g)	1,115	1,201
7.875% 1/15/23 (g)	2,827	3,138
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21	4,208	4,566
12.25% 12/1/18 pay-in-kind (d)(g)(k)	571	674
12.25% 3/1/22 (g)	13,655	15,464
GenOn Energy, Inc. 9.875% 10/15/20	1,743	1,839
NRG Energy, Inc. 6.625% 3/15/23	2,550	2,703
The AES Corp.:
4.875% 5/15/23	445	437
5.5% 3/15/24	745	758
7.375% 7/1/21	1,580	1,809
7.75% 10/15/15	1,439	1,529
TXU Corp.:
5.55% 11/15/14	61	54
6.5% 11/15/24	3,550	3,160
6.55% 11/15/34	7,200	6,408
		45,871
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.5341% 9/30/66 (k)	16,925	15,636
7.5% 6/30/66 (k)	2,474	2,677
MidAmerican Energy Holdings, Co. 2% 11/15/18	5,919	5,925
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 845	$ 929
NiSource Finance Corp.:
4.45% 12/1/21	2,441	2,648
5.25% 9/15/17	1,120	1,242
5.45% 9/15/20	5,259	5,986
6.4% 3/15/18	2,468	2,843
6.8% 1/15/19	2,710	3,213
PG&E Corp. 2.4% 3/1/19	791	799
Puget Energy, Inc. 6% 9/1/21	691	812
Sempra Energy 2.3% 4/1/17	5,903	6,049
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	3,876	4,026
		52,785
TOTAL UTILITIES		240,967
TOTAL NONCONVERTIBLE BONDS		3,191,993
TOTAL CORPORATE BONDS (Cost $3,042,087)		3,194,839
U.S. Treasury Obligations - 2.9%

U.S. Treasury Bonds:
3.125% 8/15/44	93,875	94,740
3.375% 5/15/44 (j)	138,435	146,568
U.S. Treasury Notes:
0.25% 9/30/15	216,401	216,655
0.875% 7/15/17	247,000	246,711
TOTAL U.S. TREASURY OBLIGATIONS (Cost $693,697)		704,674
U.S. Government Agency - Mortgage Securities - 3.4%

Fannie Mae - 3.0%
2.053% 6/1/36 (k)	126	135
2.458% 7/1/37 (k)	258	276
2.5% 1/1/43 to 4/1/43	1,095	1,052
3% 5/1/27 to 3/1/44	29,262	29,175
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 9/1/29 (i)	$ 6,000	$ 6,219
3% 9/1/44 (i)	12,100	12,042
3% 9/1/44 (i)	60,800	60,510
3.5% 1/1/34 to 1/1/44	232,937	239,527
3.5% 9/1/44 (i)	1,100	1,132
3.5% 9/1/44 (i)	500	515
3.5% 9/1/44 (i)	45,400	46,732
4% 2/1/35 to 11/1/42	21,400	22,761
4% 9/1/44 (i)	10,400	11,018
4% 9/1/44 (i)	44,300	46,932
4% 9/1/44 (i)	14,100	14,938
4% 9/1/44 (i)	14,300	15,150
4% 9/1/44 (i)	2,900	3,072
4% 10/1/44 (i)	4,000	4,224
4% 10/1/44 (i)	9,000	9,503
4% 10/1/44 (i)	13,300	14,044
4% 10/1/44 (i)	14,100	14,888
4% 10/1/44 (i)	14,300	15,099
4.5% 11/1/19 to 8/1/44	22,159	23,947
4.5% 9/1/44 (i)	29,600	31,961
4.5% 10/1/44 (i)	22,200	23,912
5% 10/1/41	3,404	3,759
5% 9/1/44 (i)	7,900	8,712
5% 9/1/44 (i)	14,100	15,549
5.5% 8/1/37	3,264	3,657
5.5% 9/1/44 (i)	25,000	27,806
5.5% 10/1/44 (i)	12,600	13,992
6% 7/1/35 to 8/1/37	3,385	3,839
6.5% 7/1/32 to 8/1/36	569	657
TOTAL FANNIE MAE		726,735
Freddie Mac - 0.1%
3.068% 10/1/35 (k)	159	171
3.5% 6/1/42 to 10/1/43	10,804	11,080
4% 6/1/24 to 11/1/43	5,407	5,749
5% 3/1/19	1,245	1,319
5.5% 1/1/38	686	764
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 7/1/37 to 8/1/37	$ 325	$ 366
6.5% 3/1/36	2,095	2,423
TOTAL FREDDIE MAC		21,872
Ginnie Mae - 0.3%
3.5% 9/1/44 (i)	11,500	11,958
3.5% 9/1/44 (i)	12,800	13,309
4% 8/15/39 to 5/15/43	5,627	6,011
4% 9/1/44 (i)	12,500	13,315
4.5% 9/1/44 (i)	11,900	12,936
4.5% 9/1/44 (i)	8,500	9,239
5% 2/15/39 to 5/15/39	1,034	1,140
5.5% 6/15/35 to 9/15/39	3,096	3,475
6% 2/15/34	4,498	5,148
TOTAL GINNIE MAE		76,531
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $817,188)		825,138
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (k)	504	438
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.805% 3/25/34 (k)	227	226
AmeriCredit Auto Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,240	1,266
Class D, 3.31% 10/8/19	770	785
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (k)	44	40
Series 2004-R2 Class M3, 0.98% 4/25/34 (k)	68	44
Series 2005-R2 Class M1, 0.605% 4/25/35 (k)	404	403
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (k)	36	35
Series 2004-W11 Class M2, 1.205% 11/25/34 (k)	426	409
Series 2004-W7 Class M1, 0.98% 5/25/34 (k)	1,108	1,073
Series 2006-W4 Class A2C, 0.315% 5/25/36 (k)	909	318
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.98% 4/25/34 (k)	1,432	1,315
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2006-HE2 Class M1, 0.525% 3/25/36 (k)	$ 20	$ 2
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (k)	1,368	928
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (g)	518	519
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.61% 4/25/34 (k)	60	43
Series 2004-4 Class M2, 0.95% 6/25/34 (k)	160	151
Series 2004-7 Class AF5, 5.868% 1/25/35	1,888	1,937
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (k)	30	28
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (k)	221	196
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.98% 3/25/34 (k)	11	10
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.89% 1/25/35 (k)	720	596
Class M4, 1.175% 1/25/35 (k)	264	148
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (g)(k)	1,403	1,198
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (g)(k)	40	38
Series 2006-2A:
Class A, 0.335% 11/15/34 (g)(k)	714	679
Class B, 0.435% 11/15/34 (g)(k)	258	238
Class C, 0.535% 11/15/34 (g)(k)	429	374
Class D, 0.905% 11/15/34 (g)(k)	163	140
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.475% 8/25/33 (k)	206	195
Series 2003-3 Class M1, 1.445% 8/25/33 (k)	386	373
Series 2003-5 Class A2, 0.855% 12/25/33 (k)	25	24
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (k)	1,137	707
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (k)	2,497	429
Series 2007-CH1 Class AV4, 0.285% 11/25/36 (k)	746	738
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (k)	192	191
Series 2006-A Class 2C, 1.3839% 3/27/42 (k)	2,016	336
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (k)	351	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.905% 7/25/34 (k)	90	72
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (k)	$ 350	$ 321
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (k)	537	483
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (k)	1,475	1,408
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (k)	44	40
Series 2005-NC1 Class M1, 0.815% 1/25/35 (k)	303	288
Series 2005-NC2 Class B1, 1.91% 3/25/35 (k)	185	6
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.665% 9/25/35 (k)	1,083	1,005
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (k)	405	362
Class M4, 2.33% 9/25/34 (k)	519	318
Series 2005-WCH1 Class M4, 0.985% 1/25/36 (k)	1,120	984
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (k)	4	4
Santander Drive Auto Receivables Trust:
Series 2014-2 Class C, 2.33% 11/15/19	5,443	5,469
Series 2014-3:
Class B, 1.45% 5/15/19	19,055	19,007
Class C, 2.13% 8/17/20	19,051	18,988
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.95% 3/25/35 (k)	717	656
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (k)	691	666
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (k)	37	30
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (k)	22	20
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7921% 4/6/42 (g)(k)	1,530	688
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0341% 10/25/44 (g)(k)	1,358	1,372
TOTAL ASSET-BACKED SECURITIES (Cost $61,758)		68,760
Collateralized Mortgage Obligations - 0.2%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.715% 1/25/35 (k)	$ 1,015	$ 1,010
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (g)	3,026	2,936
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5706% 10/25/34 (k)	566	566
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.2255% 12/20/54 (g)(k)	4,295	4,256
Class A5, 0.2955% 12/20/54 (g)(k)	3,198	3,171
Series 2006-2 Class A4, 0.2355% 12/20/54 (k)	1,282	1,257
Series 2006-3:
Class A3, 0.2355% 12/20/54 (k)	617	612
Class A7, 0.3555% 12/20/54 (k)	671	665
Class M2, 0.7155% 12/20/54 (k)	4,540	4,446
Series 2006-4:
Class A4, 0.2555% 12/20/54 (k)	13,533	13,414
Class B1, 0.3355% 12/20/54 (k)	3,154	3,058
Class M1, 0.4955% 12/20/54 (k)	829	802
Series 2007-1:
Class 1B1, 0.2955% 12/20/54 (k)	5,012	4,857
Class 1M1, 0.4555% 12/20/54 (k)	1,114	1,081
Class 2A1, 0.2955% 12/20/54 (k)	1,544	1,531
Class 2M1, 0.6555% 12/20/54 (k)	1,431	1,397
Series 2007-2:
Class 1B1, 0.315% 12/17/54 (k)	767	744
Class 2C1, 1.015% 12/17/54 (k)	1,981	1,923
Class 3A1, 0.335% 12/17/54 (k)	275	273
sequential payer Series 2006-3 Class B2, 0.4955% 12/20/54 (k)	4,550	4,446
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6836% 1/20/44 (k)	326	345
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4718% 8/25/36 (k)	1,099	940
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (k)	386	322
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (k)	705	639
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.445% 7/25/35 (k)	1,012	966
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.507% 6/10/35 (g)(k)	$ 383	$ 351
Class B6, 3.007% 6/10/35 (g)(k)	82	76
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (k)	20	19
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5124% 4/25/33 (k)	137	138
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.355% 9/25/36 (k)	1,520	1,366
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.795% 9/25/43 (k)	2,353	2,311
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,017)		59,918
Commercial Mortgage Securities - 1.7%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (k)(m)	292	6
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7129% 5/10/45 (k)	255	259
Series 2006-3 Class A4, 5.889% 7/10/44	7,407	7,918
Series 2006-5 Class A2, 5.317% 9/10/47	1,450	1,454
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,859
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)	2,833	2,883
Series 2006-6 Class E, 5.619% 10/10/45 (g)	527	67
Series 2007-3:
Class A3, 5.5647% 6/10/49 (k)	1,095	1,093
Class A4, 5.5647% 6/10/49 (k)	1,901	2,072
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,141
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (g)(k)	30	27
Series 2005-3A:
Class A2, 0.555% 11/25/35 (g)(k)	273	242
Class M1, 0.595% 11/25/35 (g)(k)	36	26
Class M2, 0.645% 11/25/35 (g)(k)	45	33
Class M3, 0.665% 11/25/35 (g)(k)	41	29
Class M4, 0.755% 11/25/35 (g)(k)	51	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.545% 1/25/36 (g)(k)	$ 698	$ 613
Class B1, 1.555% 1/25/36 (g)(k)	32	6
Class M1, 0.605% 1/25/36 (g)(k)	225	132
Class M2, 0.625% 1/25/36 (g)(k)	68	38
Class M3, 0.655% 1/25/36 (g)(k)	99	53
Class M4, 0.765% 1/25/36 (g)(k)	55	28
Class M5, 0.805% 1/25/36 (g)(k)	55	22
Class M6, 0.855% 1/25/36 (g)(k)	58	18
Series 2006-1:
Class A2, 0.515% 4/25/36 (g)(k)	111	97
Class M1, 0.535% 4/25/36 (g)(k)	40	28
Class M2, 0.555% 4/25/36 (g)(k)	42	28
Class M3, 0.575% 4/25/36 (g)(k)	36	26
Class M4, 0.675% 4/25/36 (g)(k)	20	15
Class M5, 0.715% 4/25/36 (g)(k)	20	12
Class M6, 0.795% 4/25/36 (g)(k)	39	27
Series 2006-2A:
Class M1, 0.465% 7/25/36 (g)(k)	100	77
Class M2, 0.485% 7/25/36 (g)(k)	71	53
Class M3, 0.505% 7/25/36 (g)(k)	58	41
Class M4, 0.575% 7/25/36 (g)(k)	39	26
Class M5, 0.625% 7/25/36 (g)(k)	49	22
Series 2006-3A Class M4, 0.585% 10/25/36 (g)(k)	46	7
Series 2006-4A:
Class A2, 0.425% 12/25/36 (g)(k)	2,085	1,717
Class M1, 0.445% 12/25/36 (g)(k)	138	94
Class M2, 0.465% 12/25/36 (g)(k)	92	40
Class M3, 0.495% 12/25/36 (g)(k)	94	40
Series 2007-1 Class A2, 0.425% 3/25/37 (g)(k)	436	318
Series 2007-2A:
Class A1, 0.425% 7/25/37 (g)(k)	449	389
Class A2, 0.475% 7/25/37 (g)(k)	420	306
Class M1, 0.525% 7/25/37 (g)(k)	148	44
Class M2, 0.565% 7/25/37 (g)(k)	81	10
Class M3, 0.645% 7/25/37 (g)(k)	82	6
Class M4, 0.805% 7/25/37 (g)(k)	3	0*
Series 2007-3:
Class A2, 0.445% 7/25/37 (g)(k)	433	314
Class M1, 0.465% 7/25/37 (g)(k)	86	55
Class M2, 0.495% 7/25/37 (g)(k)	92	53
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M3, 0.525% 7/25/37 (g)(k)	$ 144	$ 54
Class M4, 0.655% 7/25/37 (g)(k)	227	49
Class M5, 0.755% 7/25/37 (g)(k)	113	18
Series 2007-4A:
Class M1, 1.102% 9/25/37 (g)(k)	175	36
Class M2, 1.202% 9/25/37 (g)(k)	142	12
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(m)	1,035	42
Series 2006-3A, Class IO, 0% 10/25/36 (g)(k)(m)	18,959	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(k)(m)	2,813	116
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (g)(k)	136	136
Class J, 0.855% 3/15/22 (g)(k)	452	443
sequential payer:
Series 2007-PW16:
Class A4, 5.7071% 6/11/40 (k)	534	586
Class AAB, 5.8973% 6/11/40 (k)	2,738	2,814
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,380	4,850
Series 2006-T22 Class A4, 5.5723% 4/12/38 (k)	110	116
Series 2007-PW18 Class X2, 0.2917% 6/11/50 (g)(k)(m)	46,283	221
Series 2007-T28 Class X2, 0.1374% 9/11/42 (g)(k)(m)	28,415	57
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (g)(k)	218	143
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (g)(k)	352	343
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (g)(k)(m)	1,919	11
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7096% 12/10/49 (k)	3,035	3,346
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	593	602
Class A4, 5.322% 12/11/49	12,448	13,421
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,019	985
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.005% 4/15/17 (g)(k)	96	96
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM Mortgage Trust pass-thru certificates: - continued
sequential payer Series 2007-C9 Class A4, 5.7961% 12/10/49 (k)	$ 2,018	$ 2,235
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	959	1,024
Series 2007-C2 Class A2, 5.448% 1/15/49 (k)	18	17
Series 2007-C3 Class A4, 5.7022% 6/15/39 (k)	347	373
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	825	903
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (g)(k)	3,254	3,190
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.463% 8/15/36 (k)(m)	38	0*
Series 2001-CKN5 Class AX, 0% 9/15/34 (g)(k)(m)	3	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.475% 2/15/22 (g)(k)	42	42
Series 2007-C1 Class B, 5.487% 2/15/40 (g)(k)	1,394	174
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.956% 12/5/31 (g)(k)	1,376	1,376
Class A2FL, 0.856% 12/5/31 (g)(k)	1,380	1,380
Class BFL, 1.256% 12/5/31 (g)(k)	5,070	5,074
Class CFL, 1.656% 12/5/31 (g)(k)	3,690	3,694
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	10,052	10,839
Series 2001-1 Class X1, 1.6605% 5/15/33 (g)(k)(m)	81	0*
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	28,618	30,964
Series 2006-GG7 Class A4, 5.8189% 7/10/38 (k)	3,713	3,955
Series 2007-GG11 Class A1, 0.2924% 12/10/49 (g)(k)(m)	12,891	0*
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,224	2,393
Class A4, 5.56% 11/10/39 (k)	3,933	4,222
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (g)	1,180	1,203
Class DFX, 4.4065% 11/5/30 (g)	11,029	11,292
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.435% 11/15/18 (g)(k)	$ 114	$ 113
Class F, 0.485% 11/15/18 (g)(k)	265	257
Class G, 0.515% 11/15/18 (g)(k)	230	218
Class H, 0.655% 11/15/18 (g)(k)	176	166
Series 2014-BXH:
Class C, 1.806% 4/15/27 (g)(k)	1,775	1,775
Class D, 2.406% 4/15/27 (g)(k)	3,781	3,781
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	44	44
Class A4, 5.429% 12/12/43	2,200	2,349
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	7,505	8,060
Class A4, 5.399% 5/15/45	562	600
Series 2006-LDP9 Class A3, 5.336% 5/15/47	14,845	15,966
Series 2007-CB19 Class A4, 5.7029% 2/12/49 (k)	3,228	3,531
Series 2007-LD11:
Class A2, 5.79% 6/15/49 (k)	90	91
Class A4, 5.805% 6/15/49 (k)	31,964	34,757
Series 2007-LDPX Class A3, 5.42% 1/15/49	14,045	15,203
Series 2006-LDP7 Class A4, 5.8657% 4/15/45 (k)	1,505	1,604
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (k)	75	9
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (k)	743	817
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (k)	8	6
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	410	440
Series 2006-C7 Class A2, 5.3% 11/15/38	471	485
Series 2007-C1 Class A4, 5.424% 2/15/40	2,706	2,931
Series 2007-C2 Class A3, 5.43% 2/15/40	1,622	1,766
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	1,074	1,142
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,390	1,546
Class XCP, 0.2789% 9/15/45 (k)(m)	51,392	37
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4208% 1/12/44 (g)(k)	793	755
Series 2007-C1 Class A4, 5.8385% 6/12/50 (k)	3,452	3,817
Series 2008-C1 Class A4, 5.69% 2/12/51	1,898	2,102
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (k)	$ 45	$ 45
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	304	313
Series 2007-5:
Class A4, 5.378% 8/12/48	7,276	7,792
Class B, 5.479% 8/12/48	2,736	1,307
Series 2007-6 Class A4, 5.485% 3/12/51 (k)	7,400	8,038
Series 2007-7 Class A4, 5.7432% 6/12/50 (k)	3,192	3,489
Series 2006-4 Class XP, 0.6181% 12/12/49 (k)(m)	12,046	21
Series 2007-6 Class B, 5.635% 3/12/51 (k)	912	282
Series 2007-7 Class B, 5.7432% 6/12/50 (k)	79	3
Series 2007-8 Class A3, 5.8831% 8/12/49 (k)	787	866
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (g)(k)	272	244
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (g)(k)	523	521
Class D, 0.345% 10/15/20 (g)(k)	507	503
Class E, 0.405% 10/15/20 (g)(k)	634	627
Class F, 0.455% 10/15/20 (g)(k)	380	374
Class G, 0.495% 10/15/20 (g)(k)	470	458
Class H, 0.585% 10/15/20 (g)(k)	296	273
Class J, 0.735% 10/15/20 (g)(k)	171	141
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)	95	95
Series 2006-IQ11 Class A4, 5.6554% 10/15/42 (k)	230	240
Series 2006-T23 Class A3, 5.8054% 8/12/41 (k)	402	402
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	1,368	1,495
Class AAB, 5.654% 4/15/49	1,425	1,467
Class B, 5.722% 4/15/49 (k)	224	48
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	129	46
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (g)(k)	676	662
Class J, 0.755% 9/15/21 (g)(k)	300	288
Series 2007-WHL8:
Class F, 0.635% 6/15/20 (g)(k)	3,171	3,046
Class LXR1, 0.855% 6/15/20 (g)(k)	112	110
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	$ 15,721	$ 16,998
Series 2007-C31:
Class A4, 5.509% 4/15/47	47,617	51,130
Class A5, 5.5% 4/15/47	16,000	17,518
Series 2007-C33:
Class A4, 5.9414% 2/15/51 (k)	23,618	25,615
Class A5, 5.9414% 2/15/51 (k)	10,259	11,319
Series 2005-C19 Class B, 4.892% 5/15/44	912	929
Series 2005-C22:
Class B, 5.3703% 12/15/44 (k)	2,022	2,018
Class F, 5.3703% 12/15/44 (g)(k)	1,521	416
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	5,005	5,266
Series 2006-C27 Class A1A, 5.749% 7/15/45 (k)	7,939	8,555
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	2,736	2,610
Class D, 5.513% 12/15/43 (k)	1,459	1,308
Series 2007-C31 Class C, 5.6724% 4/15/47 (k)	251	242
Series 2007-C31A Class A2, 5.421% 4/15/47	703	704
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $397,820)		419,938
Municipal Securities - 1.2%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)	1,700	1,730
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,095	1,605
7.3% 10/1/39	16,765	24,242
7.5% 4/1/34	7,195	10,517
7.55% 4/1/39	18,865	28,614
7.6% 11/1/40	16,125	24,745
7.625% 3/1/40	2,445	3,709
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,266
Series 2010 C1, 7.781% 1/1/35	6,325	7,695
Series 2012 B, 5.432% 1/1/42	1,595	1,506
6.05% 1/1/29	400	418
6.314% 1/1/44	10,755	11,396
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18 (o)	$ 32,000	$ 32,901
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	585	614
5.1% 6/1/33	70,725	70,226
Series 2010, 4.421% 1/1/15	4,050	4,095
Series 2010-1, 6.63% 2/1/35	15,425	17,177
Series 2010-3:
5.547% 4/1/19	155	170
6.725% 4/1/35	7,505	8,435
7.35% 7/1/35	4,495	5,258
Series 2011:
4.961% 3/1/16	495	523
5.365% 3/1/17	185	201
5.665% 3/1/18	7,760	8,598
5.877% 3/1/19	16,035	17,935
Series 2013:
1.28% 12/1/15	4,270	4,277
4% 12/1/20	6,040	6,174
TOTAL MUNICIPAL SECURITIES (Cost $279,265)		294,027
Foreign Government and Government Agency Obligations - 0.4%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (g)	5,555	5,711
5.75% 9/26/23 (g)	5,082	5,527
6.369% 6/16/18 (g)	10,462	11,662
Brazilian Federative Republic:
4.25% 1/7/25	10,600	11,024
5.625% 1/7/41	5,390	6,064
Italian Republic:
3.125% 1/26/15	9,149	9,242
4.5% 1/21/15	6,859	6,964
4.75% 1/25/16	6,870	7,233
5.375% 6/12/17	4,115	4,539
United Mexican States:
3.5% 1/21/21	5,500	5,720
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
United Mexican States: - continued
4% 10/2/23	$ 12,328	$ 13,068
4.75% 3/8/44	5,572	5,845
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $88,934)		92,599
Bank Loan Obligations - 0.5%

CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (k)	321	319
Diversified Consumer Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (k)	2,243	2,175
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (k)	3,471	3,406
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (k)	445	436
Fantasy Springs Resort Casino term loan 0% 8/6/49 (d)(k)	8,755	6,916
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)	558	574
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (k)	1,086	1,082
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (k)	7,890	7,875
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (k)	630	626
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (k)	215	216
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (k)	1,646	1,636
		22,767
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (k)	1,702	1,700
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Products - 0.0%
Bauer Performance Sports Ltd. Tranche B, term loan 4% 4/15/21 (k)	$ 731	$ 727
Media - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (k)	190	189
Checkout Holding Corp.:
Tranche 2LN, term loan 7.75% 4/9/22 (k)	615	604
Tranche B 1LN, term loan 4.5% 4/9/21 (k)	1,305	1,279
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (k)	3,338	3,330
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (k)	171	171
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (k)	430	430
Karman Buyer Corp. Tranche 2LN, term loan 7.5% 7/25/22 (k)	85	85
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (k)	110	110
Tranche 2LN, term loan 7.75% 7/7/23 (k)	435	436
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (k)	3,622	3,626
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (k)	736	733
		10,993
Specialty Retail - 0.0%
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (k)	314	308
TOTAL CONSUMER DISCRETIONARY		38,989
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche B 7LN, term loan 3.5% 2/21/20 (k)	797	793
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (k)	165	165
		958
Household Products - 0.0%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (k)	233	232
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (k)	$ 1,950	$ 1,945
TOTAL CONSUMER STAPLES		3,135
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (k)	420	422
Oil, Gas & Consumable Fuels - 0.1%
American Energy-Marcellus LLC:
Tranche 2LN, term loan 8.5% 8/4/21 (k)	1,195	1,201
Tranche B 1LN, term loan 5.25% 8/4/20 (k)	2,395	2,401
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (k)	7,740	7,895
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (k)	1,695	1,727
		13,224
TOTAL ENERGY		13,646
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (k)	3,388	3,329
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (k)	224	221
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (k)	438	435
Sheridan Investment Partners I term loan 4.25% 12/16/20 (k)	393	391
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (k)	55	54
Tranche M, term loan 4.25% 12/16/20 (k)	20	20
TransUnion LLC Tranche B, term loan 4% 4/9/21 (k)	3,047	3,044
		7,494
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (k)	570	564
TOTAL FINANCIALS		8,058
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/20/20 (k)	$ 2,260	$ 2,252
Tranche B 1LN, term loan 4.5% 8/20/19 (k)	2,029	2,022
		4,274
Health Care Providers & Services - 0.0%
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (k)	3,190	3,178
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (k)	665	667
Tranche B 1LN, term loan 4.50% 4/23/21 (k)	770	770
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (k)	70	71
Tranche B 2LN, term loan 4.25% 7/3/19 (k)	1,793	1,791
		6,477
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (k)	1,350	1,338
Pharmaceuticals - 0.0%
Jazz Pharmaceuticals, Inc. Tranche B 2LN, term loan 3.25% 6/12/18 (k)	65	64
Pharmedium Healthcare Corp. Tranche B 1LN, term loan 4.25% 1/28/21 (k)	267	263
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (k)	117	117
		444
TOTAL HEALTH CARE		12,533
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (k)	1,320	1,312
Commercial Services & Supplies - 0.0%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (k)	416	415
Tranche B 2LN, term loan 8.25% 11/30/20 (k)	355	359
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (k)	4,105	4,043
		4,817
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (k)	$ 234	$ 236
Machinery - 0.0%
INA Beteiligungsgesellschaft MBH Tranche E, term loan 3.75% 5/15/20 (k)	560	559
Professional Services - 0.0%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (k)	2,210	2,243
Tranche B 2LN, term loan 4% 7/10/20 (k)	795	795
		3,038
TOTAL INDUSTRIALS		9,962
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (k)	750	748
Tranche B 1LN, term loan 4.5% 4/9/21 (k)	1,350	1,343
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (k)	634	628
		2,719
IT Services - 0.1%
First Data Corp. Tranche B, term loan 3.655% 3/24/18 (k)	7,260	7,115
Semiconductors & Semiconductor Equipment - 0.0%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (k)	2,675	2,675
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (k)	2,328	2,322
		4,997
Software - 0.0%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (k)	2,250	2,318
Tranche B 1LN, term loan 4.5% 10/30/19 (k)	1,168	1,168
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (k)	$ 584	$ 579
Tranche 2LN, term loan 8% 4/9/22 (k)	495	490
		4,555
TOTAL INFORMATION TECHNOLOGY		19,386
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (k)	1,430	1,423
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (k)	50	50
Tranche B 1LN, term loan 4.5% 6/12/21 (k)	153	153
Royal Adhesives & Sealants LLC Tranche 2LN, term loan 9.75% 1/31/19 (k)	1,190	1,214
		2,840
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche B, term loan 4.25% 6/30/21 (k)	385	384
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (k)	1,177	1,161
		1,545
TOTAL MATERIALS		4,385
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (k)	5,751	5,859
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (k)	41	42
		5,901
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (k)	950	944
TOTAL TELECOMMUNICATION SERVICES		6,845
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.1%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (k)	$ 487	$ 482
Independent Power Producers & Energy Traders - 0.1%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (k)	15,472	15,472
TOTAL UTILITIES		15,954
TOTAL BANK LOAN OBLIGATIONS (Cost $132,986)		132,893
Bank Notes - 0.0%

Discover Bank (Delaware) 3.2% 8/9/21	8,178	8,205
Fifth Third Bank 4.75% 2/1/15	680	692
TOTAL BANK NOTES (Cost $8,840)		8,897
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Banks - 0.1%
Bank of America Corp. 5.2% (h)(k)	1,665	1,626
Barclays Bank PLC 7.625% 11/21/22	5,205	5,956
Citigroup, Inc.:
5.35% (h)(k)	11,740	11,395
5.9% (h)(k)	920	925
5.95% (h)(k)	1,325	1,343
JPMorgan Chase & Co. 5.15% (h)(k)	5,940	5,886
		27,131
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (h)(k)	996	1,083
TOTAL PREFERRED SECURITIES (Cost $28,313)		28,214
Fixed-Income Funds - 3.2%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (l) (Cost $729,582)	7,218,055	$ 783,087
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (a) (Cost $11)	11,084	11
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.11% (b)	1,101,689,528	1,101,690
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	41,925,827	41,926
TOTAL MONEY MARKET FUNDS (Cost $1,143,616)		1,143,616
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $19,687,609)		24,912,900
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(399,322)
NET ASSETS - 100%		$ 24,513,578
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
4% 9/1/44	$ (4,000)	(4,238)
4% 9/1/44	(9,000)	(9,535)
4% 9/1/44	(13,300)	(14,089)
4% 9/1/44	(14,100)	(14,938)
4% 9/1/44	(14,300)	(15,150)
4% 9/1/44	(14,100)	(14,938)
4% 9/1/44	(14,300)	(15,150)
4% 9/1/44	(2,900)	(3,072)
4.5% 9/1/44	(22,200)	(23,971)
5% 9/1/44	(3,400)	(3,749)
5.5% 9/1/44	(12,600)	(14,014)
TOTAL TBA SALE COMMITMENTS (Proceeds $132,772)		$ (132,844)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
737 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2014	$ 87,582	$ (163)

The face value of futures sold as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $718,342,000 or 2.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $746,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $378,766,000 or 1.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 5,000
Security	Acquisition Date	Acquisition Cost (000s)
C. Wonder LLC	12/27/12 - 6/25/13	$ 19,500
Deem, Inc.	9/19/13	$ 8,065
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 4
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	10/24/13	$ 32,000
Legend Pictures LLC	9/23/10 - 3/30/12	$ 37,645
Roku, Inc. 8.00%	5/7/13	$ 5,000
Spotify Technology SA	11/14/12	$ 15,028
Station Holdco LLC	6/17/11	$ 1,131
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,416
Tory Burch LLC	12/31/12	$ 17,505
Uber Technologies, Inc. 8.00%	6/6/14	$ 25,000
Vice Holding, Inc.	7/18/14	$ 29,997
Vice Holding, Inc. Series A	8/3/12	$ 34,999
Wayfair LLC Series B	3/5/14	$ 7,000
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 520
Fidelity Mortgage Backed Securities Central Fund	22,421
Fidelity Securities Lending Cash Central Fund	1,075
Total	$ 24,016
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,242,061	$ 22,421	$ 511,133	$ 783,087	7.3%
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aspen Aerogels, Inc.	$ -	$ 1,224	$ -	$ -	$ 22,703
CareView Communications, Inc.	6,724	-	-	-	5,890
TherapeuticsMD, Inc.	17,941	-	15,235	-	-
Total	$ 24,665	$ 1,224	$ 15,235	$ -	$ 28,593
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,221,490	$ 1,831,233	$ 80,559	$ 309,698
Consumer Staples	1,293,821	1,293,821	-	-
Energy	1,903,416	1,880,713	22,703	-
Financials	2,574,377	2,554,285	8,901	11,191
Health Care	2,925,361	2,925,323	-	38
Industrials	1,433,576	1,432,336	-	1,240
Information Technology	3,451,349	3,417,591	8,758	25,000
Materials	738,657	738,657	-	-
Telecommunication Services	248,278	215,994	32,284	-
Utilities	365,964	365,964	-	-
Corporate Bonds	3,194,839	-	3,194,758	81
U.S. Government and Government Agency Obligations	704,674	-	704,674	-
U.S. Government Agency - Mortgage Securities	825,138	-	825,138	-
Asset-Backed Securities	68,760	-	68,066	694
Collateralized Mortgage Obligations	59,918	-	59,491	427
Commercial Mortgage Securities	419,938	-	419,364	574
Municipal Securities	294,027	-	294,027	-
Foreign Government and Government Agency Obligations	92,599	-	92,599	-
Bank Loan Obligations	132,893	-	125,310	7,583
Bank Notes	8,897	-	8,897	-
Preferred Securities	28,214	-	28,214	-
Fixed-Income Funds	783,087	783,087	-	-
Other	11	-	-	11
Money Market Funds	1,143,616	1,143,616	-	-
Total Investments in Securities:	$ 24,912,900	$ 18,582,620	$ 5,973,743	$ 356,537
Derivative Instruments:
Liabilities
Futures Contracts	$ (163)	$ (163)	$ -	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (132,844)	$ -	$ (132,844)	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 196,744
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	75,614
Cost of Purchases	37,340
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 309,698
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2014	$ 75,614
Other Investments in Securities
Beginning Balance	$ 48,332
Net Realized Gain (Loss) on Investment Securities	(500)
Net Unrealized Gain (Loss) on Investment Securities	4,453
Cost of Purchases	39,996
Proceeds of Sales	(38,565)
Amortization/Accretion	305
Transfers into Level 3	705
Transfers out of Level 3	(7,887)
Ending Balance	$ 46,839
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2014	$ (484)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (163)
Total Value of Derivatives	$ -	$ (163)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	9.3%
AAA,AA,A	4.2%
BBB	9.3%
BB	1.8%
B	1.3%
CCC,CC,C	0.4%
D	0.0%*
Not Rated	0.4%
Other Investments	70.0%
Short-Term Investments and Net Other Assets	3.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

* Amount represents less than 0.1%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.2%
Ireland	1.7%
Netherlands	1.4%
Canada	1.3%
Bermuda	1.2%
Others (Individually Less Than 1%)	6.2%
100.0%
The information in the tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014

Assets
Investment in securities, at value (including securities loaned of $40,631) - See accompanying schedule: Unaffiliated issuers (cost $17,782,338)	$ 22,957,604
Fidelity Central Funds (cost $1,873,198)	1,926,703
Other affiliated issuers (cost $32,073)	28,593
Total Investments (cost $19,687,609)		$ 24,912,900
Cash		47,659
Receivable for investments sold, regular delivery		86,050
Receivable for TBA sale commitments		132,772
Receivable for fund shares sold		14,709
Dividends receivable		27,469
Interest receivable		53,487
Distributions receivable from Fidelity Central Funds		155
Receivable from investment adviser for expense reductions		5
Other receivables		1,107
Total assets		25,276,313

Liabilities
Payable for investments purchased Regular delivery	$ 72,814
Delayed delivery	458,226
TBA sale commitments, at value	132,844
Payable for fund shares redeemed	44,995
Accrued management fee	8,012
Payable for daily variation margin for derivative instruments	23
Other affiliated payables	2,622
Other payables and accrued expenses	1,273
Collateral on securities loaned, at value	41,926
Total liabilities		762,735

Net Assets		$ 24,513,578
Net Assets consist of:
Paid in capital		$ 17,882,584
Undistributed net investment income		89,501
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,316,487
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,225,006
Net Assets		$ 24,513,578

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Puritan: Net Asset Value, offering price and redemption price per share ($18,351,198 ÷ 801,155 shares)	$ 22.91

Class K: Net Asset Value, offering price and redemption price per share ($6,162,380 ÷ 269,115 shares)	$ 22.90

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Dividends		$ 262,669
Interest		230,673
Income from Fidelity Central Funds		24,016
Total income		517,358

Expenses
Management fee	$ 92,514
Transfer agent fees	28,068
Accounting and security lending fees	2,124
Custodian fees and expenses	381
Independent trustees' compensation	98
Appreciation in deferred trustee compensation account	2
Registration fees	185
Audit	291
Legal	129
Miscellaneous	181
Total expenses before reductions	123,973
Expense reductions	(411)	123,562
Net investment income (loss)		393,796
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,897,949
Fidelity Central Funds	3,180
Other affiliated issuers	9,369
Foreign currency transactions	(946)
Futures contracts	771
Swaps	(6,476)
Total net realized gain (loss)		1,903,847
Change in net unrealized appreciation (depreciation) on: Investment securities	1,888,669
Assets and liabilities in foreign currencies	(48)
Futures contracts	(163)
Swaps	7,794
Delayed delivery commitments	(2,100)
Total change in net unrealized appreciation (depreciation)		1,894,152
Net gain (loss)		3,797,999
Net increase (decrease) in net assets resulting from operations		$ 4,191,795

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 393,796	$ 372,321
Net realized gain (loss)	1,903,847	1,511,084
Change in net unrealized appreciation (depreciation)	1,894,152	305,097
Net increase (decrease) in net assets resulting from operations	4,191,795	2,188,502
Distributions to shareholders from net investment income	(374,472)	(353,018)
Distributions to shareholders from net realized gain	(1,699,060)	(355,229)
Total distributions	(2,073,532)	(708,247)
Share transactions - net increase (decrease)	1,231,634	(49,273)
Total increase (decrease) in net assets	3,349,897	1,430,982

Net Assets
Beginning of period	21,163,681	19,732,699
End of period (including undistributed net investment income of $89,501 and undistributed net investment income of $80,612, respectively)	$ 24,513,578	$ 21,163,681

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Puritan

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.98	$ 19.53	$ 17.72	$ 15.81	$ 15.06
Income from Investment Operations
Net investment income (loss) B	.36	.36	.38	.35	.40
Net realized and unrealized gain (loss)	3.60	1.79	1.78	1.93	.75
Total from investment operations	3.96	2.15	2.16	2.28	1.15
Distributions from net investment income	(.35)	(.35)	(.35)	(.36)	(.39)
Distributions from net realized gain	(1.68)	(.35)	-	- F	(.01)
Total distributions	(2.03)	(.70)	(.35)	(.37) G	(.40)
Net asset value, end of period	$ 22.91	$ 20.98	$ 19.53	$ 17.72	$ 15.81
Total Return A	20.17%	11.29%	12.35%	14.38%	7.61%
Ratios to Average Net Assets C, E
Expenses before reductions	.56%	.58%	.59%	.60%	.61%
Expenses net of fee waivers, if any	.56%	.58%	.59%	.60%	.61%
Expenses net of all reductions	.56%	.57%	.59%	.59%	.61%
Net investment income (loss)	1.68%	1.79%	2.03%	1.96%	2.48%
Supplemental Data
Net assets, end of period (in millions)	$ 18,351	$ 15,934	$ 15,472	$ 15,420	$ 15,054
Portfolio turnover rate D	160%	229% H	141%	154% H	104%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $.003 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.98	$ 19.52	$ 17.72	$ 15.80	$ 15.06
Income from Investment Operations
Net investment income (loss) B	.39	.39	.40	.38	.42
Net realized and unrealized gain (loss)	3.58	1.79	1.77	1.93	.74
Total from investment operations	3.97	2.18	2.17	2.31	1.16
Distributions from net investment income	(.37)	(.37)	(.37)	(.39)	(.41)
Distributions from net realized gain	(1.68)	(.35)	-	- F	(.01)
Total distributions	(2.05)	(.72)	(.37)	(.39)	(.42)
Net asset value, end of period	$ 22.90	$ 20.98	$ 19.52	$ 17.72	$ 15.80
Total ReturnA	20.25%	11.48%	12.43%	14.59%	7.69%
Ratios to Average Net Assets C, E
Expenses before reductions	.46%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.46%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.46%	.46%	.47%	.47%	.47%
Net investment income (loss)	1.78%	1.90%	2.15%	2.09%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 6,162	$ 5,230	$ 4,261	$ 3,211	$ 2,280
Portfolio turnover rate D	160%	229% G	141%	154% G	104%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than ..01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its

Annual Report

2. Investments in Fidelity Central Funds - continued

investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 08/31/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 694	Discounted cash flow	Yield	3.3% - 9.0% / 9.0%	Decrease
Bank Loan Obligations	$ 6,916	Market comparable	Discount rate	15.0%	Decrease
			EV/EBITDA multiple	6.5	Increase
Collateralized Mortgage Obligations	$ 427	Discounted cash flow	Yield	7.5%	Decrease
Commercial Mortgage Securities	$ 574	Discounted cash flow	Yield	0.0% - 10.0% / 2.1%	Decrease
			Discount rate	20.0%	Decrease
		Market comparable	Spread	59.7% - 212.6% / 97.2%	Decrease
Common Stocks	$ 166,356	Discounted cash flow	Discount rate	10.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$0.20 - $15,147.05 / $6,923.01	Increase
		Market comparable	Discount rate	10.0%	Decrease
			EV/EBITDA multiple	8.0 - 12.9 / 12.7	Increase
		Stern warrant model	Discount rate	20.0%	Decrease
Corporate Bonds	$ 81	Discounted cash flow	Discount rate	25.0%	Decrease

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 08/31/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Other	$ 11	Expected distribution	Recovery rate	1.0%	Increase
Preferred Stocks	$ 180,581	Last transaction price	Transaction price	$0.07 - $15,147.05 / $11,113.45	Increase
		Market comparable	Discount rate	20.0%	Decrease
			Weighted earnings multiple	3.1 - 9.8 / 6.5	Increase
			EV/EBITDA multiple	11.1	Increase
			EV/Sales multiple	1.3 - 2.8 / 1.9	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), original issue discount, contingent interest, equity-debt classifications, deferred trustees compensation and losses deferred due to wash sales.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,308,082
Gross unrealized depreciation	(177,214)
Net unrealized appreciation (depreciation) on securities	$ 5,130,868

Tax Cost	$ 19,782,032

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 272,204
Undistributed long-term capital gain	$ 1,229,077
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,130,746

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 502,578	$ 381,222
Long-term Capital Gains	1,570,954	327,025
Total	$ 2,073,532	$ 708,247

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may

Annual Report

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments - continued

include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (6,476)	$ 7,794

Interest Rate Risk
Futures Contracts	$ 771	$ (163)
Totals (a)	$ (5,705)	$ 7,631

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $12,931,986 and $13,917,855, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .40% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Puritan	$ 25,425.15
Class K	2,643.05
	$ 28,068

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $177 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $17.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,954. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $547. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,075 (including $254 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $296 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $114.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Puritan	$ 277,059	$ 267,070
Class K	97,413	85,948
Total	$ 374,472	$ 353,018
From net realized gain
Puritan	$ 1,279,703	$ 276,687
Class K	419,357	78,542
Total	$ 1,699,060	$ 355,229

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Puritan
Shares sold	83,240	78,846	$ 1,795,083	$ 1,597,567
Reinvestment of distributions	71,802	26,262	1,481,284	515,763
Shares redeemed	(113,337)	(138,032)	(2,452,014)	(2,782,293)
Net increase (decrease)	41,705	(32,924)	$ 824,353	$ (668,963)
Class K
Shares sold	47,633	68,604	$ 1,032,662	$ 1,385,671
Reinvestment of distributions	25,049	8,366	516,770	164,490
Shares redeemed	(52,889)	(45,907)	(1,142,151)	(930,471)
Net increase (decrease)	19,793	31,063	$ 407,281	$ 619,690

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Puritan Fund voted to pay on October 13, 2014, to shareholders of record at the opening of business on October 10, 2014, a distribution of $1.340 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.096 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2014 $1,528,514,665, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.25% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The Fund designates $125,447,201 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Puritan designates 8%, 26%, 73% and 73% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Puritan designates 10%, 32%, 93% and 94% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Fidelity Puritan Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Puritan Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PUR-UANN-1014
1.789251.111

Fidelity®

Puritan®

Fund -
Class K

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class K A	20.25%	13.21%	7.77%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008, are those of Fidelity® Puritan® Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Puritan® Fund - Class K, on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See footnote A above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a slowing economy early in 2014 to post a solid gain for the 12 months ending August 31, 2014, supported at home by low interest rates and globally by new stimulus efforts in Europe and China. The broad-market S&P 500® Index rose 25.25%, reaching an all-time high during the period. The tech-heavy Nasdaq Composite Index® gained 29.15%, while the small-cap Russell 2000® Index returned 17.68%. Information technology (+34%) was the top sector in the S&P 500®, driven by strong results among semiconductor and hardware/equipment stocks. Health care (+32%) rose broadly, driven by biotechnology and life sciences names. Conversely, traditionally defensive sectors - consumer staples, utilities and telecommunication services - lagged the advance. Volatility was generally tame, with markets supported by declining unemployment, near-record corporate profits, muted inflation and fairly low company debt levels. Meanwhile, U.S. taxable bonds notched gains for the 12-month period, driven by yield-advantaged sectors. The Barclays® U.S. Aggregate Bond Index rose 5.66% on the strength of longer-maturity bonds, which benefited from a decline in long-term interest rates. Lower-quality corporate issues attracted some of the strongest buying interest, reflected by the 10.61% gain of The BofA Merrill LynchSM US High Yield Constrained Index.

Comments from Ramin Arani, Lead Portfolio Manager of Fidelity® Puritan® Fund: For the year, the fund's Class K shares gained 20.25%, versus 17.14% for the Fidelity Puritan Composite IndexSM. Asset allocation significantly boosted performance versus the Composite index: a substantial overweighting in equities, below-neutral exposure to investment-grade bonds and a small out-of-index stake in high-yield bonds. Security selection in all three sleeves helped. Among equities, a non-index stake in Illumina was the top relative contributor, as orders and earnings far exceeded expectations. Conversely, the biggest detractor was a non-index investment in Japan Tobacco, as shares declined amid a tumultuous period for the Japanese stock market. I sold it in April. In fixed income, the largest contributor was our overweighting in corporate bonds. We also got a lift from overweighting municipal Build America Bonds and underweighting mortgage-backed securities. Security selection was beneficial, highlighted by our investments in bonds from Time Warner Cable and Verizon Communications on the corporate side, and the states of California and Illinois on the municipal side. There were few notable detractors, although we were modestly hurt by underweighting sovereign debt and certain industrial corporate bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Puritan	.56%
Actual		$ 1,000.00	$ 1,055.70	$ 2.90
HypotheticalA		$ 1,000.00	$ 1,022.38	$ 2.85
Class K	.46%
Actual		$ 1,000.00	$ 1,056.30	$ 2.38
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.7	2.2
Bank of America Corp.	1.5	1.5
Microsoft Corp.	1.3	1.1
Wells Fargo & Co.	1.3	1.2
Johnson & Johnson	1.2	0.0
	8.0
Top Five Bond Issuers as of August 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	4.3	4.0
U.S. Treasury Obligations	2.9	4.8
Ginnie Mae	1.0	0.8
Freddie Mac	0.9	1.0
Verizon Communications, Inc.	0.8	0.8
	9.9
Top Five Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.4	16.1
Information Technology	14.5	15.5
Health Care	12.7	12.9
Consumer Discretionary	10.4	11.1
Energy	9.5	6.6
Asset Allocation (% of fund's net assets)
As of August 31, 2014 *		As of February 28, 2014 **
	Stocks 69.4%		Stocks 70.2%
	Bonds 26.5%		Bonds 27.1%
	Convertible Securities 0.6%		Convertible Securities 0.4%
	Other Investments 0.6%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) 2.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.7%
* Foreign investments	11.8%	** Foreign investments	11.6%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Common Stocks - 69.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.5%
Delphi Automotive PLC	26,293	$ 1,829
Johnson Controls, Inc.	1,000,800	48,849
Mobileye NV	1,859,840	72,344
		123,022
Automobiles - 0.1%
General Motors Co.	193,833	6,745
General Motors Co.:
warrants 7/10/16 (a)	5,412	134
warrants 7/10/19 (a)	5,412	91
Motors Liquidation Co. GUC Trust (a)	28,150	718
Tesla Motors, Inc. (a)	40,500	10,923
		18,611
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(o)	1,945	3
Hotels, Restaurants & Leisure - 1.2%
ARAMARK Holdings Corp.	150,000	3,885
Domino's Pizza, Inc.	473,500	35,726
Dunkin' Brands Group, Inc.	139,600	6,078
Extended Stay America, Inc. unit	150,000	3,579
Las Vegas Sands Corp.	111,100	7,389
PB Investor I LLC (a)	9,088	24
Starbucks Corp.	1,651,300	128,488
Station Holdco LLC (a)(n)(o)	1,194,419	3,153
Station Holdco LLC:
unit (a)(n)(o)	2,660	1
warrants 6/15/18 (a)(n)(o)	75,658	30
Vail Resorts, Inc.	713,827	56,742
Wyndham Worldwide Corp.	531,500	43,020
		288,115
Household Durables - 0.2%
PulteGroup, Inc.	2,422,900	46,568

Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	210,600	71,402
JD.com, Inc. sponsored ADR (e)	177,000	5,650
Jumei International Holding Ltd. sponsored ADR (e)	50,400	1,541
Netflix, Inc. (a)	23,900	11,416
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
priceline.com, Inc. (a)	59,800	$ 74,410
Spotify Technology SA (o)	15,765	18,275
		182,694
Media - 3.8%
CBS Corp. Class B	1,977,400	117,240
Charter Communications, Inc. Class A (a)	225,900	35,437
Comcast Corp. Class A (special) (non-vtg.)	5,146,600	281,004
Cumulus Media, Inc. Class A (a)	398,000	1,827
DIRECTV (a)	238,100	20,584
Legend Pictures LLC (a)(n)(o)	49,141	88,601
Lions Gate Entertainment Corp. (e)	1,339,600	43,416
Publicis Groupe SA (a)	319,372	23,794
The Walt Disney Co.	284,190	25,543
Time Warner Cable, Inc.	771,500	114,128
Time Warner, Inc.	1,026,300	79,056
Tribune Media Co. Class A (a)	13,773	1,051
Tribune Publishing Co. (a)	3,443	66
Twenty-First Century Fox, Inc. Class A	1,899,700	67,287
Vertis Holdings, Inc. (a)	1,934	0
Vice Holding, Inc. (o)	2,172	32,899
		931,933
Multiline Retail - 0.1%
Family Dollar Stores, Inc.	188,300	15,032
Specialty Retail - 0.9%
Home Depot, Inc.	1,938,200	181,222
TJX Companies, Inc.	773,100	46,084
		227,306
Textiles, Apparel & Luxury Goods - 1.0%
Brunello Cucinelli SpA	1,331,100	33,231
lululemon athletica, Inc. (a)	537,200	21,450
Luxottica Group SpA	153,851	8,215
Michael Kors Holdings Ltd. (a)	379,061	30,370
NIKE, Inc. Class B	1,162,000	91,275
Ralph Lauren Corp.	218,400	36,953
Tory Burch LLC (a)(n)(o)	324,840	23,111
		244,605
TOTAL CONSUMER DISCRETIONARY		2,077,889
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 5.3%
Beverages - 1.1%
Coca-Cola Enterprises, Inc.	1,680,900	$ 80,313
Monster Beverage Corp. (a)	836,400	73,946
The Coca-Cola Co.	2,476,100	103,303
		257,562
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	578,500	70,045
CVS Caremark Corp.	1,991,700	158,241
Kroger Co.	2,351,500	119,879
Walgreen Co.	881,700	53,360
		401,525
Food Products - 1.3%
Bunge Ltd.	833,000	70,513
Keurig Green Mountain, Inc.	431,800	57,568
Mead Johnson Nutrition Co. Class A	1,136,000	108,602
Mondelez International, Inc.	790,700	28,615
The Hershey Co.	135,900	12,424
WhiteWave Foods Co. (a)	1,319,100	46,195
		323,917
Household Products - 0.2%
Procter & Gamble Co.	649,200	53,955
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	1,033,500	79,404
L'Oreal SA	235,600	39,005
		118,409
Tobacco - 0.6%
Lorillard, Inc.	1,347,000	80,416
Reynolds American, Inc.	992,600	58,037
		138,453
TOTAL CONSUMER STAPLES		1,293,821
ENERGY - 7.8%
Energy Equipment & Services - 1.9%
Aspen Aerogels, Inc. (a)(f)	2,373,088	22,703
Cameron International Corp. (a)	389,500	28,952
Halliburton Co.	2,664,700	180,160
Ocean Rig UDW, Inc. (United States)	944,200	17,496
Schlumberger Ltd.	1,852,800	203,141
		452,452
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	2,586,100	$ 291,428
Cabot Oil & Gas Corp.	2,122,500	71,189
Chevron Corp.	2,116,100	273,929
Cimarex Energy Co.	179,500	26,056
ConocoPhillips Co.	619,800	50,340
EOG Resources, Inc.	1,158,800	127,329
EP Energy Corp.	110,000	2,126
EQT Corp.	217,900	21,585
Golar LNG Ltd.	545,000	34,335
Kinder Morgan Holding Co. LLC	644,800	25,960
Marathon Petroleum Corp.	836,200	76,103
MPLX LP	464,900	28,359
Noble Energy, Inc.	547,099	39,468
Phillips 66 Co.	1,129,400	98,280
Phillips 66 Partners LP	396,901	29,371
Pioneer Natural Resources Co.	138,700	28,940
PrairieSky Royalty Ltd.	161,500	5,867
Southwestern Energy Co. (a)	657,200	27,063
Suncor Energy, Inc.	1,333,600	54,740
The Williams Companies, Inc.	1,010,000	60,034
Valero Energy Corp.	1,400,000	75,796
Valero Energy Partners LP	50,000	2,666
		1,450,964
TOTAL ENERGY		1,903,416
FINANCIALS - 10.4%
Banks - 5.3%
Bank of America Corp.	22,200,600	357,208
Citigroup, Inc.	478,740	24,727
First Republic Bank	50,000	2,445
JPMorgan Chase & Co.	4,885,423	290,438
M&T Bank Corp. (e)	457,400	56,548
Prosperity Bancshares, Inc.	547,627	33,077
SunTrust Banks, Inc.	2,158,500	82,196
TCF Financial Corp.	1,258,400	19,883
U.S. Bancorp	3,095,400	130,874
Wells Fargo & Co.	6,041,940	310,797
		1,308,193
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - 1.3%
BlackRock, Inc. Class A	210,200	$ 69,477
Carlyle Group LP	331,900	11,039
E*TRADE Financial Corp. (a)	2,255,500	50,207
Invesco Ltd.	1,732,800	70,768
Morgan Stanley	1,278,300	43,858
The Blackstone Group LP	1,833,300	61,471
		306,820
Consumer Finance - 1.2%
American Express Co.	1,420,800	127,233
Capital One Financial Corp.	1,371,600	112,553
Navient Corp.	2,315,700	41,544
SLM Corp.	1,133,700	10,045
		291,375
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	1,093,400	150,069
Insurance - 1.4%
ACE Ltd.	1,130,600	120,217
American International Group, Inc.	541,600	30,362
MetLife, Inc.	1,852,600	101,411
The Travelers Companies, Inc.	975,000	92,342
		344,332
Real Estate Investment Trusts - 0.5%
Altisource Residential Corp. Class B	297,800	7,308
American Tower Corp.	1,135,500	111,960
		119,268
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	695,835	22,114
Realogy Holdings Corp. (a)	48,000	1,957
		24,071
TOTAL FINANCIALS		2,544,128
HEALTH CARE - 11.9%
Biotechnology - 3.5%
ACADIA Pharmaceuticals, Inc. (a)(e)	2,068,004	49,591
Acceleron Pharma, Inc.	130,400	3,504
Actelion Ltd.	247,330	30,362
Alexion Pharmaceuticals, Inc. (a)	524,600	88,810
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.	1,886,800	$ 262,982
Asterias Biotherapeutics, Inc. (a)(e)	130,874	467
Biogen Idec, Inc. (a)	501,300	171,966
Cubist Pharmaceuticals, Inc.	570,200	39,361
Cubist Pharmaceuticals, Inc. rights (a)	635,000	54
Dicerna Pharmaceuticals, Inc. (e)	384,600	5,300
Genmab A/S (a)	466,200	18,610
Geron Corp. (a)(e)	3,141,000	7,476
Gilead Sciences, Inc. (a)	1,014,500	109,140
Grifols SA ADR	45,780	1,838
Macrogenics, Inc.	226,200	4,832
Neurocrine Biosciences, Inc. (a)	918,100	14,974
Vertex Pharmaceuticals, Inc. (a)	400,300	37,456
XOMA Corp. (a)	1,530,200	6,702
		853,425
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	6,240,700	79,132
Covidien PLC	1,371,800	119,113
Medtronic, Inc.	887,500	56,667
The Cooper Companies, Inc.	162,559	26,502
		281,414
Health Care Providers & Services - 1.3%
Cigna Corp.	566,400	53,581
Express Scripts Holding Co. (a)	38,400	2,839
HCA Holdings, Inc. (a)	1,087,800	75,950
Legend Acquisition Sub, Inc.	2,509	38
Legend Acquisition Sub, Inc.:
Class A warrants (a)	17,259	0
Class B warrants (a)	22,759	0
McKesson Corp.	877,800	171,197
Qualicorp SA (a)	975,500	12,202
		315,807
Health Care Technology - 0.2%
CareView Communications, Inc. (a)(f)	10,425,300	5,890
Castlight Health, Inc. Class B (a)(e)	199,000	2,370
Cerner Corp. (a)	593,000	34,192
		42,452
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,275,455	$ 72,905
Illumina, Inc. (a)	453,962	81,423
		154,328
Pharmaceuticals - 5.2%
AbbVie, Inc.	2,188,300	120,969
Actavis PLC (a)	1,107,056	251,280
Akorn, Inc. (a)	162,893	6,356
Allergan, Inc.	347,500	56,879
Bristol-Myers Squibb Co.	1,054,700	53,421
Jazz Pharmaceuticals PLC (a)	114,600	18,671
Johnson & Johnson	2,916,600	302,539
Merck & Co., Inc.	3,532,300	212,327
Pfizer, Inc.	89,200	2,622
Prestige Brands Holdings, Inc. (a)	581,402	20,122
Salix Pharmaceuticals Ltd. (a)	381,300	60,669
Shire PLC sponsored ADR	404,500	98,840
Teva Pharmaceutical Industries Ltd. sponsored ADR	760,800	39,957
TherapeuticsMD, Inc. (a)	5,996,914	33,283
		1,277,935
TOTAL HEALTH CARE		2,925,361
INDUSTRIALS - 5.8%
Aerospace & Defense - 1.5%
General Dynamics Corp.	557,100	68,663
Honeywell International, Inc.	1,165,300	110,972
The Boeing Co.	784,100	99,424
United Technologies Corp.	818,279	88,358
		367,417
Air Freight & Logistics - 0.5%
FedEx Corp.	791,300	117,017
Airlines - 0.4%
American Airlines Group, Inc.	836,900	32,564
Delta Air Lines, Inc.	1,560,900	61,780
		94,344
Building Products - 0.0%
Masonite International Corp. (a)	5,358	306
Masonite International Corp. warrants 6/9/16 (a)	19,485	188
		494
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.	1,314,154	$ 263
Electrical Equipment - 0.0%
Acuity Brands, Inc.	17,200	2,131
Generac Holdings, Inc. (a)	55,200	2,568
SolarCity Corp. (a)(e)	89,800	6,167
		10,866
Industrial Conglomerates - 1.0%
3M Co.	903,100	130,046
Danaher Corp.	980,200	75,093
General Electric Co.	1,696,200	44,067
		249,206
Machinery - 1.3%
Caterpillar, Inc.	1,240,300	135,280
Cummins, Inc.	379,700	55,098
Deere & Co.	170,200	14,312
Ingersoll-Rand PLC	531,400	31,990
Manitowoc Co., Inc.	2,150,600	63,271
PACCAR, Inc.	313,600	19,697
		319,648
Professional Services - 0.1%
Towers Watson & Co.	340,800	37,362
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	437,700	33,068
Norfolk Southern Corp.	744,400	79,651
Union Pacific Corp.	1,172,712	123,451
		236,170
TOTAL INDUSTRIALS		1,432,787
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 0.8%
Cisco Systems, Inc.	2,873,700	71,814
QUALCOMM, Inc.	1,764,500	134,278
		206,092
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	737,800	76,001
Arrow Electronics, Inc. (a)	388,800	24,203
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
E Ink Holdings, Inc. GDR (a)(g)	140,100	$ 853
TE Connectivity Ltd.	551,400	34,562
		135,619
Internet Software & Services - 3.6%
Facebook, Inc. Class A (a)	3,537,960	264,710
Google, Inc.:
Class A (a)	458,700	267,129
Class C (a)	486,200	277,912
Mail.Ru Group Ltd.:
GDR (a)(g)	77,400	2,078
GDR (Reg. S) (a)	289,900	7,784
NAVER Corp.	13,744	10,409
Pandora Media, Inc. (a)	23,894	646
Tencent Holdings Ltd.	528,500	8,602
Viggle, Inc.	56,268	156
Yahoo!, Inc. (a)	1,001,900	38,583
		878,009
IT Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	1,616,800	73,936
MasterCard, Inc. Class A	410,900	31,150
VeriFone Systems, Inc. (a)	591,400	20,652
Visa, Inc. Class A	471,100	100,118
		225,856
Semiconductors & Semiconductor Equipment - 1.9%
Altera Corp.	1,312,700	46,391
Broadcom Corp. Class A	1,023,900	40,321
Cree, Inc. (a)	592,700	27,003
Freescale Semiconductor, Inc. (a)	2,679,900	56,412
Intel Corp.	3,279,300	114,513
KLA-Tencor Corp.	408,900	31,248
Micron Technology, Inc. (a)	1,068,600	34,836
NXP Semiconductors NV (a)	1,515,400	103,835
Spansion, Inc. Class A (a)	657	15
		454,574
Software - 3.0%
Activision Blizzard, Inc.	1,712,100	40,303
Adobe Systems, Inc. (a)	1,417,100	101,889
Autodesk, Inc. (a)	568,600	30,500
Microsoft Corp.	6,893,400	313,167
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	3,308,300	$ 137,394
Red Hat, Inc. (a)	798,000	48,614
salesforce.com, Inc. (a)	1,078,200	63,711
Workday, Inc. Class A (a)	53,900	4,909
		740,487
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	6,441,900	660,285
EMC Corp.	1,548,700	45,733
Hewlett-Packard Co.	2,097,200	79,694
		785,712
TOTAL INFORMATION TECHNOLOGY		3,426,349
MATERIALS - 3.0%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	164,500	21,913
Ashland, Inc.	24	3
Celanese Corp. Class A	402,667	25,183
CF Industries Holdings, Inc.	149,406	38,497
E.I. du Pont de Nemours & Co.	1,315,175	86,946
Ferro Corp. (a)	3,408,200	45,943
Huntsman Corp.	1,939,120	52,143
Intrepid Potash, Inc. (a)(e)	1,669,800	25,598
LyondellBasell Industries NV Class A	778,498	89,021
Methanex Corp.	539,800	36,093
Monsanto Co.	508,800	58,843
Potash Corp. of Saskatchewan, Inc. (e)	1,282,400	45,043
Trinseo SA	99,300	1,952
W.R. Grace & Co. (a)	238,200	23,589
Wacker Chemie AG (e)	228,300	27,115
Westlake Chemical Corp.	545,100	52,946
Westlake Chemical Partners LP (a)	44,800	1,360
		632,188
Construction Materials - 0.2%
Eagle Materials, Inc.	226,300	23,062
Vulcan Materials Co.	581,500	36,855
		59,917
Metals & Mining - 0.2%
Alcoa, Inc.	768,200	12,760
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
AngloGold Ashanti Ltd. sponsored ADR (a)	57,230	$ 983
Freeport-McMoRan Copper & Gold, Inc.	902,100	32,809
		46,552
TOTAL MATERIALS		738,657
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
Broadview Networks Holdings, Inc. (a)	123,987	254
Iliad SA	106,588	23,417
Verizon Communications, Inc.	3,860,348	192,323
		215,994
Wireless Telecommunication Services - 0.1%
SoftBank Corp.	446,800	32,284
TOTAL TELECOMMUNICATION SERVICES		248,278
UTILITIES - 1.5%
Electric Utilities - 1.1%
Edison International	1,504,007	88,947
NextEra Energy, Inc.	1,041,900	102,575
PPL Corp.	1,863,900	64,547
		256,069
Independent Power and Renewable Electricity Producers - 0.2%
Abengoa Yield PLC	812,400	32,585
NextEra Energy Partners LP	722,600	25,370
		57,955
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (a)	991,400	32,399
Multi-Utilities - 0.1%
Sempra Energy	184,400	19,541
TOTAL UTILITIES		365,964
TOTAL COMMON STOCKS (Cost $12,096,987)		16,956,650
Preferred Stocks - 0.8%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(o)	1,082,251	$ 5,390
Roku, Inc. 8.00% (a)(o)	5,520,836	7,453
Wayfair LLC Series B (n)(o)	266,909	9,758
		22,601
Media - 0.4%
Vice Holding, Inc. Series A (a)(o)	6,701	101,500
TOTAL CONSUMER DISCRETIONARY		124,101
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Deem, Inc. (o)	159,864,334	11,191
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Uber Technologies, Inc. 8.00% (o)	402,887	25,000
TOTAL CONVERTIBLE PREFERRED STOCKS		160,292
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
C. Wonder LLC Class A-1 (a)(n)(o)	619,047	19,500
FINANCIALS - 0.1%
Consumer Finance - 0.0%
Ally Financial, Inc. 7.00% (g)	8,853	8,901
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	377,872	10,157
TOTAL FINANCIALS		19,058
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. 15.00%	961,655	789
TOTAL NONCONVERTIBLE PREFERRED STOCKS		39,347
TOTAL PREFERRED STOCKS (Cost $117,508)		199,639
Corporate Bonds - 13.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 620	$ 336
3.5% 1/15/31 (g)	4,584	2,481
Mood Media Corp. 10% 10/31/15 (g)	32	29
		2,846
Nonconvertible Bonds - 13.0%
CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.0%
Chassix, Inc. 9.25% 8/1/18 (g)	470	486
Dana Holding Corp.:
5.375% 9/15/21	880	913
6% 9/15/23	880	937
Gates Global LLC / Gates Global Co. 6% 7/15/22 (g)	1,260	1,247
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (g)(k)	1,565	1,649
Tenneco, Inc. 6.875% 12/15/20	2,415	2,611
		7,843
Automobiles - 0.0%
Volkswagen International Finance NV 2.375% 3/22/17 (g)	1,515	1,561
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)	365	371
LKQ Corp. 4.75% 5/15/23	265	259
		630
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	554	568
4.25% 6/15/23	3,903	4,163
Laureate Education, Inc. 9.25% 9/1/19 (g)	4,040	4,141
Service Corp. International 5.375% 1/15/22	505	523
		9,395
Hotels, Restaurants & Leisure - 0.2%
24 Hour Holdings III LLC 8% 6/1/22 (g)	510	495
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (g)	2,095	2,027
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Choice Hotels International, Inc. 5.75% 7/1/22	$ 390	$ 425
Chukchansi Economic Development Authority 9.75% 5/30/20 (d)(g)	2,861	1,988
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18	480	498
4.875% 11/1/20	1,255	1,311
5.375% 11/1/23	1,000	1,058
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (g)	680	711
Graton Economic Development Authority 9.625% 9/1/19 (g)	1,065	1,193
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (g)	5,854	6,205
Landry's Holdings II, Inc. 10.25% 1/1/18 (g)	900	938
MCE Finance Ltd. 5% 2/15/21 (g)	1,290	1,284
MGM Mirage, Inc.:
6.625% 12/15/21	1,115	1,240
7.5% 6/1/16	2,855	3,105
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (g)	865	889
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (g)	3,205	3,181
11% 10/1/21 (g)	1,560	1,581
Pinnacle Entertainment, Inc. 7.75% 4/1/22	450	486
Studio City Finance Ltd. 8.5% 12/1/20 (g)	5,600	6,160
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)	715	81
		34,856
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	775	796
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	785	813
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	620	658
D.R. Horton, Inc.:
4.75% 2/15/23	515	509
5.75% 8/15/23	425	452
KB Home 4.75% 5/15/19	2,355	2,355
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	$ 6,420	$ 6,709
7.875% 8/15/19	8,325	9,012
8.25% 2/15/21	1,485	1,621
9% 4/15/19	835	877
William Lyon Homes, Inc.:
5.75% 4/15/19	470	475
7% 8/15/22 (g)	1,255	1,290
8.5% 11/15/20	1,310	1,448
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (g)	1,350	1,360
		28,375
Media - 0.7%
Altice S.A. 7.75% 5/15/22 (g)	10,065	10,694
AMC Networks, Inc. 7.75% 7/15/21	340	375
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (g)	275	281
5.625% 2/15/24 (g)	295	304
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,572
5.25% 3/15/21	1,375	1,406
5.75% 9/1/23	945	971
5.75% 1/15/24	4,235	4,330
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)	325	341
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (g)	3,345	3,316
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,265
5.125% 12/15/22	355	361
Clear Channel Communications, Inc. 5.5% 12/15/16	1,440	1,426
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	804
7.625% 3/15/20	585	624
Series B, 6.5% 11/15/22	2,040	2,183
7.625% 3/15/20	4,105	4,392
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Columbus International, Inc. 7.375% 3/30/21 (g)	$ 5,655	$ 6,157
COX Communications, Inc. 3.25% 12/15/22 (g)	2,162	2,124
Darling Escrow Corp. 5.375% 1/15/22 (g)	745	773
Discovery Communications LLC 5.05% 6/1/20	168	188
DISH DBS Corp.:
5% 3/15/23	2,675	2,662
5.875% 7/15/22	2,655	2,817
6.75% 6/1/21	3,515	3,932
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,011
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (g)	2,640	2,218
Lamar Media Corp.:
5.375% 1/15/24 (g)	630	649
5.875% 2/1/22	525	551
Lions Gate Entertainment Corp. 5.25% 8/1/18 (g)	3,730	3,851
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	6,635	7,498
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (g)(k)	1,915	1,881
National CineMedia LLC:
6% 4/15/22	2,600	2,704
7.875% 7/15/21	1,380	1,490
NBCUniversal, Inc. 5.15% 4/30/20	4,917	5,628
News America Holdings, Inc. 7.75% 12/1/45	8,012	11,954
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)	685	692
Numericable Group SA:
4.875% 5/15/19 (g)	4,535	4,592
6% 5/15/22 (g)	8,815	9,079
6.25% 5/15/24 (g)	660	681
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)	850	907
Regal Entertainment Group:
5.75% 3/15/22	1,230	1,261
5.75% 6/15/23	2,270	2,298
5.75% 2/1/25	340	341
Sirius XM Radio, Inc. 5.75% 8/1/21 (g)	2,580	2,683
Thomson Reuters Corp. 1.3% 2/23/17	1,794	1,796
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
4% 9/1/21	$ 9,654	$ 10,361
5.85% 5/1/17	1,621	1,810
6.75% 7/1/18	1,581	1,858
8.25% 4/1/19	10,176	12,802
Time Warner, Inc.:
2.1% 6/1/19	10,950	10,860
5.875% 11/15/16	3,738	4,124
Time, Inc. 5.75% 4/15/22 (g)	1,300	1,297
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (g)	1,340	1,370
7.5% 3/15/19 (g)	480	508
UPCB Finance VI Ltd. 6.875% 1/15/22 (g)	1,250	1,353
Viacom, Inc.:
1.25% 2/27/15	377	378
2.5% 9/1/18	714	727
3.5% 4/1/17	219	231
Videotron Ltd. 9.125% 4/15/18	570	589
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	3,505	3,908
13.375% 10/15/19	1,780	2,056
WMG Acquisition Corp.:
5.625% 4/15/22 (g)	275	282
6% 1/15/21 (g)	423	440
		174,017
Multiline Retail - 0.0%
JC Penney Corp., Inc.:
5.65% 6/1/20	1,357	1,238
5.75% 2/15/18	400	384
7.4% 4/1/37	440	394
		2,016
Specialty Retail - 0.0%
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	619
CST Brands, Inc. 5% 5/1/23	320	320
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (g)	3,260	3,468
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc.:
5% 5/15/23	$ 195	$ 193
7% 7/15/22	885	967
		5,567
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 6.875% 6/1/19 (g)	505	511
TOTAL CONSUMER DISCRETIONARY		264,771
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
SABMiller Holdings, Inc.:
1.85% 1/15/15 (g)	1,947	1,956
2.45% 1/15/17 (g)	1,947	2,006
		3,962
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (g)	1,440	1,440
CVS Caremark Corp. 2.25% 12/5/18	4,123	4,165
ESAL GmbH 6.25% 2/5/23 (g)	3,005	3,013
Kroger Co. 3.3% 1/15/21	6,000	6,167
Minerva Luxmbourg SA 7.75% 1/31/23 (g)	365	387
Rite Aid Corp.:
6.75% 6/15/21	7,375	7,827
6.875% 12/15/28 (g)	3,505	3,610
7.7% 2/15/27	3,220	3,574
9.25% 3/15/20	1,330	1,490
		31,673
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	417	473
ConAgra Foods, Inc.:
1.9% 1/25/18	2,064	2,064
3.2% 1/25/23	1,737	1,712
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)	1,377	1,470
H.J. Heinz Co. 4.25% 10/15/20	6,030	6,113
JBS Investments GmbH:
7.25% 4/3/24 (g)	1,090	1,146
7.75% 10/28/20 (g)	2,850	3,078
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (g)	$ 1,370	$ 1,370
Post Holdings, Inc.:
6% 12/15/22 (g)	675	665
6.75% 12/1/21 (g)	1,900	1,936
Tyson Foods, Inc. 3.95% 8/15/24	8,400	8,581
William Wrigley Jr. Co.:
1.4% 10/21/16 (g)	3,217	3,239
2% 10/20/17 (g)	4,607	4,668
		36,515
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	350	376
6.625% 11/15/22	415	449
		825
Personal Products - 0.0%
First Quality Finance Co., Inc. 4.625% 5/15/21 (g)	300	284
Prestige Brands, Inc.:
5.375% 12/15/21 (g)	1,660	1,648
8.125% 2/1/20	220	239
Revlon Consumer Products Corp. 5.75% 2/15/21	1,105	1,122
		3,293
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,020	3,932
4% 1/31/24	3,123	3,249
9.7% 11/10/18	5,570	7,228
Reynolds American, Inc.:
3.25% 11/1/22	2,999	2,936
4.85% 9/15/23	7,000	7,550
6.75% 6/15/17	3,979	4,524
7.25% 6/15/37	6,101	7,783
		37,202
TOTAL CONSUMER STAPLES		113,470
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - 1.6%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (g)	$ 5,634	$ 6,023
5.35% 3/15/20 (g)	5,174	5,719
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,689
5% 10/1/21	2,280	2,490
6.5% 4/1/20	2,264	2,633
Forum Energy Technologies, Inc. 6.25% 10/1/21 (g)	655	694
Gulfmark Offshore, Inc. 6.375% 3/15/22	365	368
Noble Holding International Ltd. 3.05% 3/1/16	756	779
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,500	1,489
7.5% 11/1/19	4,935	5,046
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)	1,215	1,273
Pride International, Inc. 6.875% 8/15/20	1,355	1,633
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22 (g)	635	648
Summit Midstream Holdings LLC 7.5% 7/1/21	500	550
Transocean, Inc. 5.05% 12/15/16	3,719	4,012
Unit Corp. 6.625% 5/15/21	4,515	4,696
		43,742
Oil, Gas & Consumable Fuels - 1.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,768
Alpha Natural Resources, Inc.:
6% 6/1/19	2,410	1,717
6.25% 6/1/21	2,725	1,867
9.75% 4/15/18	1,099	986
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7412% 8/1/19 (g)(k)	1,265	1,237
7.125% 11/1/20 (g)	1,030	999
7.375% 11/1/21 (g)	915	892
Anadarko Petroleum Corp. 6.375% 9/15/17	20,246	23,082
Antero Resources Corp. 5.125% 12/1/22 (g)	2,155	2,187
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23	1,155	1,172
Chesapeake Energy Corp.:
4.875% 4/15/22	1,080	1,130
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.: - continued
5.375% 6/15/21	$ 1,340	$ 1,417
5.75% 3/15/23	1,330	1,485
6.125% 2/15/21	805	912
6.875% 11/15/20	100	116
Concho Resources, Inc. 5.5% 4/1/23	1,155	1,233
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	895	926
7.75% 4/1/19	1,990	2,114
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,743
2.7% 4/1/19	523	530
3.875% 3/15/23	1,647	1,685
4.95% 4/1/22	1,048	1,157
Denbury Resources, Inc. 4.625% 7/15/23	4,625	4,463
Diamondback Energy, Inc. 7.625% 10/1/21 (g)	935	1,024
Duke Energy Field Services:
5.375% 10/15/15 (g)	1,647	1,713
6.45% 11/3/36 (g)	3,753	4,464
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,399
Enable Midstream Partners LP:
2.4% 5/15/19 (g)	1,656	1,651
3.9% 5/15/24 (g)	1,746	1,764
Enbridge Energy Partners LP 4.2% 9/15/21	6,629	7,094
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	885	993
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,540	1,625
9.375% 5/1/20	4,780	5,389
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	520	537
Gibson Energy, Inc. 6.75% 7/15/21 (g)	160	173
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (g)	305	307
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	677	737
Kodiak Oil & Gas Corp.:
5.5% 1/15/21	485	512
8.125% 12/1/19	1,325	1,458
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22	$ 1,740	$ 1,788
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19	1,820	1,873
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,593
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	610	644
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	2,559	2,561
Motiva Enterprises LLC 5.75% 1/15/20 (g)	3,614	4,095
Nakilat, Inc. 6.067% 12/31/33 (g)	1,839	2,069
Nexen, Inc.:
5.2% 3/10/15	1,224	1,253
6.2% 7/30/19	1,865	2,176
Pemex Project Funding Master Trust 5.75% 3/1/18	21,220	23,809
Petrobras Global Finance BV:
3% 1/15/19	25,963	25,583
3.25% 3/17/17	10,749	10,995
4.375% 5/20/23	3,648	3,599
4.875% 3/17/20	10,749	11,165
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,238	5,385
5.375% 1/27/21	10,725	11,307
5.75% 1/20/20	16,310	17,581
7.875% 3/15/19	5,564	6,482
Petroleos Mexicanos:
3.5% 7/18/18	7,105	7,425
3.5% 1/30/23	4,530	4,489
4.875% 1/24/22	2,315	2,515
4.875% 1/18/24	1,916	2,085
4.875% 1/18/24 (g)	4,058	4,415
5.5% 1/21/21	5,342	6,010
5.5% 6/27/44	17,702	19,202
6% 3/5/20	2,852	3,273
6.375% 1/23/45 (g)	5,324	6,442
6.5% 6/2/41	7,783	9,495
Phillips 66 Co.:
1.95% 3/5/15	1,526	1,537
2.95% 5/1/17	1,527	1,595
4.3% 4/1/22	5,338	5,785
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	$ 1,880	$ 2,095
Rosetta Resources, Inc. 5.875% 6/1/24	700	712
Sabine Pass Liquefaction LLC:
5.625% 4/15/23 (g)	2,585	2,688
5.75% 5/15/24 (g)	1,830	1,903
SemGroup Corp. 7.5% 6/15/21	1,000	1,080
Southeast Supply Header LLC 4.25% 6/15/24 (g)	4,893	5,051
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,064
Spectra Energy Partners, LP:
2.95% 6/15/16	1,059	1,096
4.6% 6/15/21	1,296	1,422
Suncor Energy, Inc. 6.1% 6/1/18	7,771	8,961
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	570	618
Teekay Corp. 8.5% 1/15/20	120	136
The Williams Companies, Inc.:
3.7% 1/15/23	1,598	1,533
4.55% 6/24/24	14,442	14,546
Western Gas Partners LP 5.375% 6/1/21	7,807	8,874
Western Refining, Inc. 6.25% 4/1/21	550	572
Williams Partners LP 4.3% 3/4/24	4,038	4,224
		353,459
TOTAL ENERGY		397,201
FINANCIALS - 5.8%
Banks - 2.4%
Associated Banc Corp. 5.125% 3/28/16	1,852	1,958
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (g)	13,750	14,094
5.5% 7/12/20 (g)	16,673	18,194
6.5% 6/10/19 (g)	1,763	1,986
Bank of America Corp.:
1.35% 11/21/16	4,652	4,667
2.6% 1/15/19	37,410	37,775
2.65% 4/1/19	12,287	12,412
3.875% 3/22/17	781	829
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
4.2% 8/26/24	$ 6,463	$ 6,561
6.5% 8/1/16	1,010	1,110
Bank of America NA 5.3% 3/15/17	14,681	16,010
Barclays Bank PLC 2.5% 2/20/19	3,400	3,455
BB&T Corp. 3.95% 3/22/22	1,495	1,592
Capital One NA 2.95% 7/23/21	7,402	7,414
CIT Group, Inc.:
5% 8/15/22	2,195	2,316
5% 8/1/23	2,755	2,876
5.25% 3/15/18	3,215	3,432
5.375% 5/15/20	2,805	3,036
5.5% 2/15/19 (g)	5,285	5,701
Citigroup, Inc.:
1.3% 11/15/16	5,354	5,370
1.75% 5/1/18	18,342	18,256
2.5% 7/29/19	32,442	32,571
2.55% 4/8/19	14,645	14,789
4.05% 7/30/22	14,700	15,153
4.45% 1/10/17	14,158	15,178
5.3% 5/6/44	10,932	11,734
6% 8/15/17	12,747	14,330
Comerica, Inc. 4.8% 5/1/15	1,013	1,042
Credit Suisse AG 6% 2/15/18	12,547	14,169
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,352
Discover Bank:
7% 4/15/20	3,075	3,684
8.7% 11/18/19	532	670
Fifth Third Bancorp:
3.5% 3/15/22	529	549
4.5% 6/1/18	418	455
5.45% 1/15/17	1,848	2,018
HBOS PLC 6.75% 5/21/18 (g)	408	468
HSBC Holdings PLC 4.25% 3/14/24	2,900	3,011
Huntington Bancshares, Inc. 7% 12/15/20	2,561	3,084
Huntington National Bank:
1.3% 11/20/16	3,560	3,574
2.2% 4/1/19	2,700	2,702
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Intesa Sanpaolo SpA:
2.375% 1/13/17	$ 5,300	$ 5,369
3.125% 1/15/16	18,292	18,765
JPMorgan Chase & Co.:
2% 8/15/17	4,900	4,980
2.35% 1/28/19	32,891	33,209
3.15% 7/5/16	8,974	9,330
JPMorgan Chase Bank 6% 10/1/17	1,942	2,193
KeyBank NA 5.45% 3/3/16	2,302	2,458
KeyCorp. 5.1% 3/24/21	519	590
Marshall & Ilsley Bank:
4.85% 6/16/15	3,881	4,003
5% 1/17/17	7,888	8,433
Regions Bank:
6.45% 6/26/37	10,147	12,097
7.5% 5/15/18	11,552	13,631
Regions Financial Corp.:
2% 5/15/18	7,154	7,123
5.75% 6/15/15	1,067	1,108
7.75% 11/10/14	4,922	4,983
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	37,329	38,077
6% 12/19/23	13,834	15,041
6.1% 6/10/23	7,367	8,043
6.125% 12/15/22	35,362	38,673
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	5,250	5,260
SunTrust Banks, Inc.:
2.35% 11/1/18	2,607	2,635
3.5% 1/20/17	4,123	4,341
Wachovia Bank NA 6% 11/15/17	7,010	7,971
Wells Fargo & Co.:
4.1% 6/3/26	13,000	13,325
4.48% 1/16/24	5,192	5,568
		576,783
Capital Markets - 0.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,095	2,189
Bear Stearns Companies, Inc. 5.3% 10/30/15	878	924
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	15,998
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
2.375% 1/22/18	$ 10,000	$ 10,160
2.625% 1/31/19	19,690	19,929
5.95% 1/18/18	4,242	4,787
6.15% 4/1/18	3,466	3,949
6.25% 9/1/17	19,047	21,547
Lazard Group LLC:
4.25% 11/14/20	2,719	2,866
6.85% 6/15/17	5,189	5,884
Merrill Lynch & Co., Inc. 6.4% 8/28/17	4,204	4,776
Morgan Stanley:
2.125% 4/25/18	16,388	16,486
2.375% 7/23/19	10,891	10,868
2.5% 1/24/19	36,150	36,566
4% 7/24/15	1,137	1,172
4.875% 11/1/22	2,855	3,084
5.625% 9/23/19	453	518
5.95% 12/28/17	250	283
6.625% 4/1/18	1,494	1,730
State Street Corp. 3.1% 5/15/23	6,500	6,420
UBS AG Stamford Branch 2.375% 8/14/19	11,000	11,037
		181,173
Consumer Finance - 0.9%
Ally Financial, Inc.:
3.5% 1/27/19	2,025	2,033
4.625% 6/26/15	2,540	2,607
4.75% 9/10/18	4,295	4,520
6.25% 12/1/17	1,800	1,982
Capital One Financial Corp. 2.45% 4/24/19	4,470	4,496
Discover Financial Services:
3.85% 11/21/22	1,983	2,031
5.2% 4/27/22	2,146	2,385
6.45% 6/12/17	10,512	11,839
Ford Motor Credit Co. LLC:
1.5% 1/17/17	16,012	16,046
2.375% 3/12/19	17,400	17,416
2.5% 1/15/16	14,000	14,305
2.875% 10/1/18	8,500	8,751
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
3% 6/12/17	$ 5,430	$ 5,631
4.375% 8/6/23	13,241	14,150
5% 5/15/18	8,500	9,384
5.875% 8/2/21	10,438	12,268
General Electric Capital Corp. 4.625% 1/7/21	703	787
General Motors Acceptance Corp. 8% 11/1/31	3,115	4,018
GMAC LLC:
6.75% 12/1/14	2,355	2,387
8% 12/31/18	6,035	7,042
8% 11/1/31	16,726	21,639
Hyundai Capital America:
1.45% 2/6/17 (g)	5,366	5,371
1.625% 10/2/15 (g)	1,867	1,881
1.875% 8/9/16 (g)	1,416	1,435
2.125% 10/2/17 (g)	2,063	2,091
2.55% 2/6/19 (g)	5,366	5,437
2.875% 8/9/18 (g)	2,511	2,590
SLM Corp.:
4.875% 6/17/19	5,315	5,562
5.5% 1/15/19	2,150	2,284
5.5% 1/25/23	1,365	1,372
6.125% 3/25/24	2,195	2,255
8% 3/25/20	5,930	6,849
8.45% 6/15/18	2,980	3,468
Synchrony Financial:
1.875% 8/15/17	1,300	1,310
3% 8/15/19	1,910	1,937
3.75% 8/15/21	7,084	7,230
4.25% 8/15/24	2,903	2,972
		219,761
Diversified Financial Services - 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.75% 5/15/17 (g)	2,625	2,625
3.75% 5/15/19 (g)	2,125	2,141
4.5% 5/15/21 (g)	2,325	2,374
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC:
4.5% 10/1/20	$ 1,106	$ 1,221
4.742% 3/11/21	4,210	4,719
Five Corners Funding Trust 4.419% 11/15/23 (g)	8,055	8,598
General Motors Financial Co., Inc.:
3.25% 5/15/18	700	705
4.25% 5/15/23	615	628
4.75% 8/15/17	4,295	4,516
6.75% 6/1/18	6,765	7,602
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,280	2,343
5.875% 2/1/22	2,725	2,841
6% 8/1/20	2,230	2,381
Landry's Acquisition Co. 9.375% 5/1/20 (g)	875	941
NSG Holdings II, LLC 7.75% 12/15/25 (g)	5,023	5,425
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	5,782	5,872
TECO Finance, Inc.:
4% 3/15/16	1,242	1,302
5.15% 3/15/20	2,029	2,285
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (k)	1,155	1,201
9.625% 6/15/18 pay-in-kind (k)	810	845
UPCB Finance III Ltd. 6.625% 7/1/20 (g)	1,150	1,216
		61,781
Insurance - 0.6%
AIA Group Ltd. 2.25% 3/11/19 (g)	1,203	1,203
American International Group, Inc.:
2.375% 8/24/15	14,000	14,278
4.875% 6/1/22	5,467	6,137
5.6% 10/18/16	4,975	5,437
5.85% 1/16/18	12,000	13,617
Aon Corp.:
3.125% 5/27/16	3,402	3,525
3.5% 9/30/15	3,819	3,937
5% 9/30/20	107	120
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	333
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(k)	$ 2,008	$ 2,078
Hartford Financial Services Group, Inc.:
4% 10/15/17	1,082	1,163
5.125% 4/15/22	956	1,092
5.375% 3/15/17	595	653
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)	1,675	1,763
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	2,655	2,763
5% 6/1/21 (g)	6,063	6,703
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,128	4,601
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	2,993	3,453
MetLife, Inc. 6.75% 6/1/16	3,874	4,273
Metropolitan Life Global Funding I 1.875% 6/22/18 (g)	6,760	6,765
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,585	4,552
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,048	4,803
Pacific LifeCorp:
5.125% 1/30/43 (g)	6,960	7,419
6% 2/10/20 (g)	8,215	9,432
Prudential Financial, Inc.:
2.3% 8/15/18	783	796
4.5% 11/16/21	1,461	1,606
7.375% 6/15/19	1,880	2,312
Symetra Financial Corp. 6.125% 4/1/16 (g)	6,715	7,162
Unum Group:
5.625% 9/15/20	2,879	3,298
5.75% 8/15/42	7,108	8,510
7.125% 9/30/16	1,802	2,023
		135,807
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,151
4.6% 4/1/22	1,705	1,816
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,591
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,584
Boston Properties, Inc. 3.85% 2/1/23	6,720	6,996
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust 2.95% 12/15/22	$ 2,154	$ 2,101
CommonWealth REIT 5.875% 9/15/20	991	1,077
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21 (g)	205	208
DDR Corp.:
4.75% 4/15/18	4,595	4,979
7.5% 4/1/17	4,966	5,680
9.625% 3/15/16	1,675	1,894
Developers Diversified Realty Corp. 4.625% 7/15/22	3,877	4,156
Duke Realty LP:
3.625% 4/15/23	2,844	2,834
3.875% 10/15/22	4,799	4,924
4.375% 6/15/22	3,202	3,388
5.5% 3/1/16	2,930	3,118
5.95% 2/15/17	3,166	3,492
6.75% 3/15/20	1,161	1,382
8.25% 8/15/19	1,838	2,305
Equity One, Inc.:
3.75% 11/15/22	7,300	7,333
5.375% 10/15/15	672	705
6% 9/15/17	666	740
6.25% 1/15/17	530	584
Federal Realty Investment Trust:
5.9% 4/1/20	1,379	1,604
6.2% 1/15/17	365	407
HCP, Inc.:
3.15% 8/1/22	8,000	7,823
3.875% 8/15/24	11,000	11,099
4.25% 11/15/23	3,213	3,338
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,489
4.125% 4/1/19	11,300	12,182
4.7% 9/15/17	744	811
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,274
6.25% 6/15/17	726	777
6.65% 1/15/18	490	543
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,939
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.:
4.95% 4/1/24 (g)	$ 1,785	$ 1,844
5.875% 3/15/24	3,200	3,360
6.75% 10/15/22	1,885	2,031
Retail Opportunity Investments Partnership LP 5% 12/15/23	980	1,055
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,105
		128,719
Real Estate Management & Development - 0.5%
BioMed Realty LP:
2.625% 5/1/19	1,861	1,862
3.85% 4/15/16	6,469	6,763
4.25% 7/15/22	2,511	2,612
6.125% 4/15/20	1,822	2,107
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,534
4.95% 4/15/18	4,256	4,610
5.7% 5/1/17	268	293
6% 4/1/16	2,467	2,641
7.5% 5/15/15	698	730
CBRE Group, Inc.:
5% 3/15/23	3,990	4,045
6.625% 10/15/20	900	947
Corporate Office Properties LP 3.7% 6/15/21	3,614	3,622
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,520
5.25% 3/15/21	2,876	3,142
ERP Operating LP 5.75% 6/15/17	1,446	1,619
Essex Portfolio LP 5.5% 3/15/17	3,414	3,758
Howard Hughes Corp. 6.875% 10/1/21 (g)	2,115	2,239
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	808
Liberty Property LP:
3.375% 6/15/23	2,951	2,898
4.125% 6/15/22	2,746	2,880
4.75% 10/1/20	6,595	7,144
5.125% 3/2/15	1,317	1,345
5.5% 12/15/16	2,022	2,201
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 4,037	$ 4,079
3.15% 5/15/23	6,708	6,093
4.5% 4/18/22	1,689	1,716
5.8% 1/15/16	4,250	4,500
7.75% 8/15/19	2,149	2,580
Mid-America Apartments LP 4.3% 10/15/23	1,086	1,146
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,177
Prime Property Funding, Inc. 5.7% 4/15/17 (g)	3,471	3,732
Realogy Corp. 9% 1/15/20 (g)	1,170	1,307
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)	1,760	1,760
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (g)	2,125	2,152
Reckson Operating Partnership LP 6% 3/31/16	1,675	1,791
Regency Centers LP:
5.25% 8/1/15	3,216	3,348
5.875% 6/15/17	1,447	1,610
Tanger Properties LP:
3.875% 12/1/23	2,341	2,400
6.125% 6/1/20	7,035	8,197
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (g)	515	514
Ventas Realty LP:
1.25% 4/17/17	2,655	2,651
1.55% 9/26/16	921	931
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,636
4% 4/30/19	1,771	1,899
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	505
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (g)	745	745
5.875% 6/15/24 (g)	540	551
		126,340
TOTAL FINANCIALS		1,430,364
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.8%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	$ 11,041	$ 11,038
2.2% 5/22/19	27,392	27,363
		38,401
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21	410	433
7.75% 2/15/19	2,945	3,114
Teleflex, Inc. 6.875% 6/1/19	1,665	1,761
		5,308
Health Care Providers & Services - 0.4%
Catamaran Corp. 4.75% 3/15/21 (Reg. S)	1,120	1,128
Community Health Systems, Inc.:
5.125% 8/1/21 (g)	840	861
6.875% 2/1/22 (g)	1,115	1,185
Coventry Health Care, Inc. 5.95% 3/15/17	1,030	1,146
DaVita HealthCare Partners, Inc.:
5.125% 7/15/24	2,535	2,571
5.75% 8/15/22	1,215	1,295
6.625% 11/1/20	1,555	1,641
Envision Healthcare Corp. 5.125% 7/1/22 (g)	1,040	1,050
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,675
4.75% 11/15/21	14,348	15,959
HCA Holdings, Inc.:
4.75% 5/1/23	2,715	2,739
5% 3/15/24	1,755	1,788
5.875% 3/15/22	9,745	10,598
5.875% 5/1/23	2,555	2,721
6.25% 2/15/21	1,415	1,539
6.5% 2/15/20	10,450	11,691
7.5% 2/15/22	3,250	3,786
7.75% 5/15/21	5,585	6,088
HealthSouth Corp. 5.75% 11/1/24	780	819
McKesson Corp. 2.284% 3/15/19	5,400	5,402
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,610	3,690
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc.: - continued
4.125% 9/15/20	$ 3,728	$ 3,995
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	651
Tenet Healthcare Corp.:
4.375% 10/1/21	5,470	5,429
4.5% 4/1/21	1,030	1,033
5% 3/1/19 (g)	1,690	1,711
6% 10/1/20	1,145	1,242
8.125% 4/1/22	4,590	5,284
WellPoint, Inc. 1.875% 1/15/18	161	162
		98,879
Health Care Technology - 0.0%
IMS Health, Inc. 6% 11/1/20 (g)	715	752
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,499	1,500
2.4% 2/1/19	945	955
		2,455
Pharmaceuticals - 0.2%
AbbVie, Inc. 1.75% 11/6/17	5,738	5,767
Actavis Funding SCS:
1.3% 6/15/17 (g)	10,935	10,908
2.45% 6/15/19 (g)	3,241	3,230
Forest Laboratories, Inc. 4.375% 2/1/19 (g)	2,160	2,327
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (g)	1,665	1,711
Mylan, Inc. 1.35% 11/29/16	1,757	1,759
Perrigo Co. PLC:
1.3% 11/8/16 (g)	1,437	1,435
2.3% 11/8/18 (g)	1,537	1,534
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)	830	911
Salix Pharmaceuticals Ltd. 6% 1/15/21 (g)	360	391
Valeant Pharmaceuticals International:
5.625% 12/1/21 (g)	810	824
6.75% 8/15/18 (g)	3,620	3,873
7.5% 7/15/21 (g)	2,320	2,529
VPI Escrow Corp. 6.375% 10/15/20 (g)	1,445	1,512
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	$ 1,940	$ 1,948
Zoetis, Inc. 1.875% 2/1/18	898	898
		41,557
TOTAL HEALTH CARE		187,352
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (g)	3,650	4,274
DigitalGlobe, Inc. 5.25% 2/1/21 (g)	425	421
GenCorp, Inc. 7.125% 3/15/21	2,250	2,424
TransDigm, Inc.:
6% 7/15/22 (g)	1,155	1,175
6.5% 7/15/24 (g)	1,135	1,163
Triumph Group, Inc. 5.25% 6/1/22 (g)	490	489
		9,946
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	30	32
9.798% 4/1/21	2,413	2,763
6.125% 4/29/18	415	440
6.648% 3/15/19	1,696	1,807
6.9% 7/2/19	652	698
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,511	1,634
8.36% 1/20/19	1,137	1,262
		8,636
Building Products - 0.0%
HMAN Finance Sub Corp. 6.375% 7/15/22 (g)	510	509
Nortek, Inc. 8.5% 4/15/21	925	1,006
USG Corp.:
5.875% 11/1/21 (g)	255	266
6.3% 11/15/16	170	181
7.875% 3/30/20 (g)	905	986
9.75% 1/15/18	975	1,148
		4,096
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
ADT Corp. 6.25% 10/15/21	$ 1,140	$ 1,206
APX Group, Inc.:
6.375% 12/1/19	5,170	5,248
8.75% 12/1/20	5,670	5,642
ARAMARK Corp. 5.75% 3/15/20	1,345	1,409
Cenveo Corp. 6% 8/1/19 (g)	730	721
Clean Harbors, Inc. 5.125% 6/1/21	740	751
Covanta Holding Corp.:
6.375% 10/1/22	875	938
7.25% 12/1/20	775	837
Garda World Security Corp.:
7.25% 11/15/21 (g)	200	205
7.25% 11/15/21 (g)	525	537
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	215	230
Quad/Graphics, Inc. 7% 5/1/22 (g)	385	380
R.R. Donnelley & Sons Co.:
6% 4/1/24	550	551
6.5% 11/15/23	1,685	1,740
TMS International Corp. 7.625% 10/15/21 (g)	255	271
		20,666
Electrical Equipment - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	744
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (g)	475	502
Briggs & Stratton Corp. 6.875% 12/15/20	920	1,024
Schaeffler Finance BV:
4.25% 5/15/21 (g)	1,760	1,756
4.75% 5/15/21 (g)	3,160	3,223
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (g)	950	988
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	910	1,019
		8,512
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	1,360	1,414
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - continued
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)	$ 4,630	$ 4,792
8.125% 2/15/19	1,725	1,792
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	1,160	1,202
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	785	837
		10,037
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	1,515	1,566
Road & Rail - 0.0%
Hertz Corp.:
5.875% 10/15/20	1,120	1,152
6.25% 10/15/22	800	834
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (g)	1,115	1,140
Western Express, Inc. 12.5% 4/15/15 (g)	3,725	3,204
		6,330
Trading Companies & Distributors - 0.2%
Ahern Rentals, Inc. 9.5% 6/15/18 (g)	285	313
Air Lease Corp.:
3.875% 4/1/21	5,301	5,354
4.75% 3/1/20	4,617	4,917
International Lease Finance Corp.:
3.875% 4/15/18	4,400	4,472
5.75% 5/15/16	1,840	1,950
5.875% 8/15/22	4,385	4,791
6.25% 5/15/19	3,035	3,365
7.125% 9/1/18 (g)	5,560	6,380
8.25% 12/15/20	4,165	5,092
8.625% 9/15/15	4,640	4,974
8.625% 1/15/22	3,910	4,907
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)	365	386
VWR Funding, Inc. 7.25% 9/15/17	2,695	2,843
		49,744
TOTAL INDUSTRIALS		120,277
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (g)	$ 835	$ 848
6.75% 11/15/20 (g)	1,980	2,094
Avaya, Inc. 7% 4/1/19 (g)	1,245	1,239
Hughes Satellite Systems Corp. 6.5% 6/15/19	7,595	8,355
Lucent Technologies, Inc.:
6.45% 3/15/29	10,451	10,216
6.5% 1/15/28	1,110	1,088
		23,840
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. 9.375% 4/1/19	755	831
Sanmina Corp. 4.375% 6/1/19 (g)	1,295	1,305
Tyco Electronics Group SA:
1.6% 2/3/15	156	157
2.375% 12/17/18	1,087	1,097
6.55% 10/1/17	815	934
		4,324
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	885	936
VeriSign, Inc. 4.625% 5/1/23	3,395	3,336
		4,272
IT Services - 0.1%
Audatex North America, Inc. 6% 6/15/21 (g)	4,565	4,839
CDW LLC/CDW Finance Corp. 6% 8/15/22	1,670	1,760
Ceridian Corp. 8.875% 7/15/19 (g)	1,110	1,243
Ceridian LLC / Comdata, Inc. 8.125% 11/15/17 (g)	1,395	1,414
Compiler Finance Sub, Inc. 7% 5/1/21 (g)	710	678
First Data Corp.:
6.75% 11/1/20 (g)	4,035	4,368
11.25% 1/15/21	1,918	2,230
11.75% 8/15/21	497	588
SunGard Data Systems, Inc. 6.625% 11/1/19	2,205	2,310
Xerox Corp.:
2.95% 3/15/17	947	985
4.25% 2/15/15	1,130	1,149
		21,564
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 6% 4/1/22 (g)	$ 365	$ 376
Micron Technology, Inc. 5.875% 2/15/22 (g)	880	943
NXP BV/NXP Funding LLC 5.75% 2/15/21 (g)	1,595	1,675
		2,994
Software - 0.1%
Activision Blizzard, Inc. 6.125% 9/15/23 (g)	1,255	1,381
BMC Software Finance, Inc. 8.125% 7/15/21 (g)	2,645	2,671
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (g)(k)	1,720	1,651
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (g)(k)	545	555
		6,258
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 4.75% 1/1/25 (g)	1,815	1,851
TOTAL INFORMATION TECHNOLOGY		65,103
MATERIALS - 0.2%
Chemicals - 0.1%
Hexion U.S. Finance Corp. 6.625% 4/15/20	2,810	2,958
LSB Industries, Inc. 7.75% 8/1/19	425	464
PolyOne Corp. 5.25% 3/15/23	1,360	1,404
SPCM SA 6% 1/15/22 (g)	555	594
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	5,963	6,395
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)	585	638
		12,453
Construction Materials - 0.0%
Calcipar SA 6.875% 5/1/18 (g)	720	749
CEMEX Finance LLC 6% 4/1/24 (g)	1,600	1,664
CEMEX S.A.B. de CV 5.2341% 9/30/15 (g)(k)	2,815	2,898
CRH America, Inc. 6% 9/30/16	2,470	2,711
Prince Mineral Holding Corp. 12% 12/15/19 (g)	405	454
		8,476
Containers & Packaging - 0.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (g)(k)	805	820
Ardagh Packaging Finance PLC 9.125% 10/15/20 (g)	685	750
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (g)	$ 495	$ 490
6.25% 1/31/19 (g)	680	687
6.75% 1/31/21 (g)	785	801
7% 11/15/20 (g)	126	128
9.125% 10/15/20 (g)	690	752
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)	555	552
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,178
Owens-Illinois, Inc. 7.8% 5/15/18	350	403
Sealed Air Corp. 6.5% 12/1/20 (g)	1,065	1,172
Tekni-Plex, Inc. 9.75% 6/1/19 (g)	724	795
		9,528
Metals & Mining - 0.1%
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (g)	255	268
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)	7,189	7,526
4.25% 7/17/42 (g)	1,226	1,157
5.625% 10/18/43 (g)	2,382	2,750
Edgen Murray Corp. 8.75% 11/1/20 (g)	737	825
FMG Resources (August 2006) Pty Ltd. 6% 4/1/17 (g)	340	354
JMC Steel Group, Inc. 8.25% 3/15/18 (g)	5,635	5,705
New Gold, Inc.:
6.25% 11/15/22 (g)	615	646
7% 4/15/20 (g)	345	367
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	3,375	3,594
11.25% 10/15/18	1,130	1,254
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (g)	595	592
Steel Dynamics, Inc. 6.375% 8/15/22	990	1,059
Walter Energy, Inc.:
9.5% 10/15/19 (g)	1,115	1,112
11% 4/1/20 pay-in-kind (g)(k)	885	666
		27,875
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.0%
Clearwater Paper Corp. 4.5% 2/1/23	$ 1,250	$ 1,213
TOTAL MATERIALS		59,545
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
Altice Financing SA:
6.5% 1/15/22 (g)	2,300	2,421
7.875% 12/15/19 (g)	550	595
Altice Finco SA:
8.125% 1/15/24 (g)	315	343
9.875% 12/15/20 (g)	585	664
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	93
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,874
CenturyLink, Inc.:
5.15% 6/15/17	440	470
6% 4/1/17	3,101	3,357
6.15% 9/15/19	3,331	3,639
Eileme 2 AB 11.625% 1/31/20 (g)	1,725	2,010
Embarq Corp.:
7.082% 6/1/16	3,728	4,101
7.995% 6/1/36	30,321	34,108
FairPoint Communications, Inc. 8.75% 8/15/19 (g)	1,340	1,430
Intelsat Luxembourg SA:
7.75% 6/1/21	4,960	5,233
8.125% 6/1/23	1,090	1,180
Level 3 Communications, Inc. 8.875% 6/1/19	435	470
Level 3 Escrow II, Inc. 5.375% 8/15/22 (g)	2,110	2,121
Level 3 Financing, Inc.:
6.125% 1/15/21 (g)	1,405	1,482
7% 6/1/20	1,460	1,573
Lynx I Corp. 5.375% 4/15/21 (g)	770	801
Lynx II Corp. 6.375% 4/15/23 (g)	435	463
Sprint Capital Corp.:
6.875% 11/15/28	1,055	1,029
6.9% 5/1/19	3,975	4,268
8.75% 3/15/32	1,985	2,213
Verizon Communications, Inc.:
2.5% 9/15/16	77,224	79,617
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
4.5% 9/15/20	$ 38,502	$ 42,305
5.012% 8/21/54 (g)	19,396	20,259
6.1% 4/15/18	1,909	2,195
6.25% 4/1/37	3,729	4,610
6.4% 9/15/33	5,323	6,724
6.55% 9/15/43	6,925	8,927
Wind Acquisition Finance SA 4.75% 7/15/20 (g)	3,135	3,143
		243,718
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	307	314
3.625% 3/30/15	2,672	2,715
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (g)	3,050	3,851
Digicel Group Ltd.:
6% 4/15/21 (g)	2,805	2,889
7% 2/15/20 (g)	275	289
7.125% 4/1/22 (g)	2,200	2,283
8.25% 9/30/20 (g)	6,270	6,772
Intelsat Jackson Holdings SA:
5.5% 8/1/23	3,415	3,402
6.625% 12/15/22 (Reg. S)	5,045	5,272
7.5% 4/1/21	3,895	4,216
SBA Communications Corp. 5.625% 10/1/19	1,870	1,961
Sprint Communications, Inc.:
6% 11/15/22	9,365	9,342
9% 11/15/18 (g)	6,595	7,840
Sprint Corp.:
7.125% 6/15/24 (g)	1,500	1,530
7.25% 9/15/21 (g)	2,575	2,730
7.875% 9/15/23 (g)	2,575	2,762
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	940	969
6.25% 4/1/21	2,010	2,085
6.464% 4/28/19	420	438
6.542% 4/28/20	1,475	1,549
6.625% 4/1/23	3,005	3,163
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.633% 4/28/21	$ 1,335	$ 1,405
6.731% 4/28/22	985	1,039
6.836% 4/28/23	385	409
		69,225
TOTAL TELECOMMUNICATION SERVICES		312,943
UTILITIES - 1.0%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	4,026	4,542
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	3,934	4,626
6.4% 9/15/20 (g)	8,922	10,558
Edison International 3.75% 9/15/17	3,355	3,568
FirstEnergy Corp.:
2.75% 3/15/18	7,307	7,390
4.25% 3/15/23	19,274	19,434
7.375% 11/15/31	29,278	35,581
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	10,926
IPALCO Enterprises, Inc. 7.25% 4/1/16 (g)	3,670	3,954
LG&E and KU Energy LLC:
2.125% 11/15/15	3,785	3,834
3.75% 11/15/20	745	784
Mirant Americas Generation LLC 9.125% 5/1/31	460	447
Nevada Power Co.:
6.5% 5/15/18	5,100	5,947
6.5% 8/1/18	1,191	1,400
Northeast Utilities 1.45% 5/1/18	1,511	1,496
NV Energy, Inc. 6.25% 11/15/20	1,666	1,981
Pennsylvania Electric Co. 6.05% 9/1/17	450	506
Pepco Holdings, Inc. 2.7% 10/1/15	3,805	3,877
Progress Energy, Inc. 4.4% 1/15/21	336	372
RJS Power Holdings LLC 5.125% 7/15/19 (g)	2,235	2,255
West Penn Power Co. 5.95% 12/15/17 (g)	10,500	11,795
		135,273
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	$ 830	$ 884
7% 5/20/22	1,785	1,937
Southern Natural Gas Co. 5.9% 4/1/17 (g)	260	289
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,877
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	990
Texas Eastern Transmission LP 6% 9/15/17 (g)	948	1,061
		7,038
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp.:
5.375% 1/15/23	1,475	1,490
5.75% 1/15/25	635	641
6% 1/15/22 (g)	1,115	1,201
7.875% 1/15/23 (g)	2,827	3,138
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21	4,208	4,566
12.25% 12/1/18 pay-in-kind (d)(g)(k)	571	674
12.25% 3/1/22 (g)	13,655	15,464
GenOn Energy, Inc. 9.875% 10/15/20	1,743	1,839
NRG Energy, Inc. 6.625% 3/15/23	2,550	2,703
The AES Corp.:
4.875% 5/15/23	445	437
5.5% 3/15/24	745	758
7.375% 7/1/21	1,580	1,809
7.75% 10/15/15	1,439	1,529
TXU Corp.:
5.55% 11/15/14	61	54
6.5% 11/15/24	3,550	3,160
6.55% 11/15/34	7,200	6,408
		45,871
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.5341% 9/30/66 (k)	16,925	15,636
7.5% 6/30/66 (k)	2,474	2,677
MidAmerican Energy Holdings, Co. 2% 11/15/18	5,919	5,925
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 845	$ 929
NiSource Finance Corp.:
4.45% 12/1/21	2,441	2,648
5.25% 9/15/17	1,120	1,242
5.45% 9/15/20	5,259	5,986
6.4% 3/15/18	2,468	2,843
6.8% 1/15/19	2,710	3,213
PG&E Corp. 2.4% 3/1/19	791	799
Puget Energy, Inc. 6% 9/1/21	691	812
Sempra Energy 2.3% 4/1/17	5,903	6,049
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	3,876	4,026
		52,785
TOTAL UTILITIES		240,967
TOTAL NONCONVERTIBLE BONDS		3,191,993
TOTAL CORPORATE BONDS (Cost $3,042,087)		3,194,839
U.S. Treasury Obligations - 2.9%

U.S. Treasury Bonds:
3.125% 8/15/44	93,875	94,740
3.375% 5/15/44 (j)	138,435	146,568
U.S. Treasury Notes:
0.25% 9/30/15	216,401	216,655
0.875% 7/15/17	247,000	246,711
TOTAL U.S. TREASURY OBLIGATIONS (Cost $693,697)		704,674
U.S. Government Agency - Mortgage Securities - 3.4%

Fannie Mae - 3.0%
2.053% 6/1/36 (k)	126	135
2.458% 7/1/37 (k)	258	276
2.5% 1/1/43 to 4/1/43	1,095	1,052
3% 5/1/27 to 3/1/44	29,262	29,175
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 9/1/29 (i)	$ 6,000	$ 6,219
3% 9/1/44 (i)	12,100	12,042
3% 9/1/44 (i)	60,800	60,510
3.5% 1/1/34 to 1/1/44	232,937	239,527
3.5% 9/1/44 (i)	1,100	1,132
3.5% 9/1/44 (i)	500	515
3.5% 9/1/44 (i)	45,400	46,732
4% 2/1/35 to 11/1/42	21,400	22,761
4% 9/1/44 (i)	10,400	11,018
4% 9/1/44 (i)	44,300	46,932
4% 9/1/44 (i)	14,100	14,938
4% 9/1/44 (i)	14,300	15,150
4% 9/1/44 (i)	2,900	3,072
4% 10/1/44 (i)	4,000	4,224
4% 10/1/44 (i)	9,000	9,503
4% 10/1/44 (i)	13,300	14,044
4% 10/1/44 (i)	14,100	14,888
4% 10/1/44 (i)	14,300	15,099
4.5% 11/1/19 to 8/1/44	22,159	23,947
4.5% 9/1/44 (i)	29,600	31,961
4.5% 10/1/44 (i)	22,200	23,912
5% 10/1/41	3,404	3,759
5% 9/1/44 (i)	7,900	8,712
5% 9/1/44 (i)	14,100	15,549
5.5% 8/1/37	3,264	3,657
5.5% 9/1/44 (i)	25,000	27,806
5.5% 10/1/44 (i)	12,600	13,992
6% 7/1/35 to 8/1/37	3,385	3,839
6.5% 7/1/32 to 8/1/36	569	657
TOTAL FANNIE MAE		726,735
Freddie Mac - 0.1%
3.068% 10/1/35 (k)	159	171
3.5% 6/1/42 to 10/1/43	10,804	11,080
4% 6/1/24 to 11/1/43	5,407	5,749
5% 3/1/19	1,245	1,319
5.5% 1/1/38	686	764
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 7/1/37 to 8/1/37	$ 325	$ 366
6.5% 3/1/36	2,095	2,423
TOTAL FREDDIE MAC		21,872
Ginnie Mae - 0.3%
3.5% 9/1/44 (i)	11,500	11,958
3.5% 9/1/44 (i)	12,800	13,309
4% 8/15/39 to 5/15/43	5,627	6,011
4% 9/1/44 (i)	12,500	13,315
4.5% 9/1/44 (i)	11,900	12,936
4.5% 9/1/44 (i)	8,500	9,239
5% 2/15/39 to 5/15/39	1,034	1,140
5.5% 6/15/35 to 9/15/39	3,096	3,475
6% 2/15/34	4,498	5,148
TOTAL GINNIE MAE		76,531
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $817,188)		825,138
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (k)	504	438
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.805% 3/25/34 (k)	227	226
AmeriCredit Auto Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,240	1,266
Class D, 3.31% 10/8/19	770	785
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (k)	44	40
Series 2004-R2 Class M3, 0.98% 4/25/34 (k)	68	44
Series 2005-R2 Class M1, 0.605% 4/25/35 (k)	404	403
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (k)	36	35
Series 2004-W11 Class M2, 1.205% 11/25/34 (k)	426	409
Series 2004-W7 Class M1, 0.98% 5/25/34 (k)	1,108	1,073
Series 2006-W4 Class A2C, 0.315% 5/25/36 (k)	909	318
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.98% 4/25/34 (k)	1,432	1,315
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2006-HE2 Class M1, 0.525% 3/25/36 (k)	$ 20	$ 2
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (k)	1,368	928
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (g)	518	519
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.61% 4/25/34 (k)	60	43
Series 2004-4 Class M2, 0.95% 6/25/34 (k)	160	151
Series 2004-7 Class AF5, 5.868% 1/25/35	1,888	1,937
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (k)	30	28
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (k)	221	196
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.98% 3/25/34 (k)	11	10
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.89% 1/25/35 (k)	720	596
Class M4, 1.175% 1/25/35 (k)	264	148
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (g)(k)	1,403	1,198
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (g)(k)	40	38
Series 2006-2A:
Class A, 0.335% 11/15/34 (g)(k)	714	679
Class B, 0.435% 11/15/34 (g)(k)	258	238
Class C, 0.535% 11/15/34 (g)(k)	429	374
Class D, 0.905% 11/15/34 (g)(k)	163	140
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.475% 8/25/33 (k)	206	195
Series 2003-3 Class M1, 1.445% 8/25/33 (k)	386	373
Series 2003-5 Class A2, 0.855% 12/25/33 (k)	25	24
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (k)	1,137	707
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (k)	2,497	429
Series 2007-CH1 Class AV4, 0.285% 11/25/36 (k)	746	738
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (k)	192	191
Series 2006-A Class 2C, 1.3839% 3/27/42 (k)	2,016	336
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (k)	351	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.905% 7/25/34 (k)	90	72
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (k)	$ 350	$ 321
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (k)	537	483
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (k)	1,475	1,408
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (k)	44	40
Series 2005-NC1 Class M1, 0.815% 1/25/35 (k)	303	288
Series 2005-NC2 Class B1, 1.91% 3/25/35 (k)	185	6
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.665% 9/25/35 (k)	1,083	1,005
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (k)	405	362
Class M4, 2.33% 9/25/34 (k)	519	318
Series 2005-WCH1 Class M4, 0.985% 1/25/36 (k)	1,120	984
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (k)	4	4
Santander Drive Auto Receivables Trust:
Series 2014-2 Class C, 2.33% 11/15/19	5,443	5,469
Series 2014-3:
Class B, 1.45% 5/15/19	19,055	19,007
Class C, 2.13% 8/17/20	19,051	18,988
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.95% 3/25/35 (k)	717	656
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (k)	691	666
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (k)	37	30
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (k)	22	20
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7921% 4/6/42 (g)(k)	1,530	688
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0341% 10/25/44 (g)(k)	1,358	1,372
TOTAL ASSET-BACKED SECURITIES (Cost $61,758)		68,760
Collateralized Mortgage Obligations - 0.2%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.715% 1/25/35 (k)	$ 1,015	$ 1,010
Citigroup Mortgage Loan Trust sequential payer Series 2012-A Class A, 2.5% 6/25/51 (g)	3,026	2,936
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5706% 10/25/34 (k)	566	566
Granite Master Issuer PLC:
floater:
Series 2006-1A:
Class A1, 0.2255% 12/20/54 (g)(k)	4,295	4,256
Class A5, 0.2955% 12/20/54 (g)(k)	3,198	3,171
Series 2006-2 Class A4, 0.2355% 12/20/54 (k)	1,282	1,257
Series 2006-3:
Class A3, 0.2355% 12/20/54 (k)	617	612
Class A7, 0.3555% 12/20/54 (k)	671	665
Class M2, 0.7155% 12/20/54 (k)	4,540	4,446
Series 2006-4:
Class A4, 0.2555% 12/20/54 (k)	13,533	13,414
Class B1, 0.3355% 12/20/54 (k)	3,154	3,058
Class M1, 0.4955% 12/20/54 (k)	829	802
Series 2007-1:
Class 1B1, 0.2955% 12/20/54 (k)	5,012	4,857
Class 1M1, 0.4555% 12/20/54 (k)	1,114	1,081
Class 2A1, 0.2955% 12/20/54 (k)	1,544	1,531
Class 2M1, 0.6555% 12/20/54 (k)	1,431	1,397
Series 2007-2:
Class 1B1, 0.315% 12/17/54 (k)	767	744
Class 2C1, 1.015% 12/17/54 (k)	1,981	1,923
Class 3A1, 0.335% 12/17/54 (k)	275	273
sequential payer Series 2006-3 Class B2, 0.4955% 12/20/54 (k)	4,550	4,446
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6836% 1/20/44 (k)	326	345
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4718% 8/25/36 (k)	1,099	940
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (k)	386	322
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (k)	705	639
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.445% 7/25/35 (k)	1,012	966
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.507% 6/10/35 (g)(k)	$ 383	$ 351
Class B6, 3.007% 6/10/35 (g)(k)	82	76
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (k)	20	19
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5124% 4/25/33 (k)	137	138
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.355% 9/25/36 (k)	1,520	1,366
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.795% 9/25/43 (k)	2,353	2,311
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,017)		59,918
Commercial Mortgage Securities - 1.7%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (k)(m)	292	6
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7129% 5/10/45 (k)	255	259
Series 2006-3 Class A4, 5.889% 7/10/44	7,407	7,918
Series 2006-5 Class A2, 5.317% 9/10/47	1,450	1,454
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,859
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)	2,833	2,883
Series 2006-6 Class E, 5.619% 10/10/45 (g)	527	67
Series 2007-3:
Class A3, 5.5647% 6/10/49 (k)	1,095	1,093
Class A4, 5.5647% 6/10/49 (k)	1,901	2,072
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,141
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (g)(k)	30	27
Series 2005-3A:
Class A2, 0.555% 11/25/35 (g)(k)	273	242
Class M1, 0.595% 11/25/35 (g)(k)	36	26
Class M2, 0.645% 11/25/35 (g)(k)	45	33
Class M3, 0.665% 11/25/35 (g)(k)	41	29
Class M4, 0.755% 11/25/35 (g)(k)	51	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.545% 1/25/36 (g)(k)	$ 698	$ 613
Class B1, 1.555% 1/25/36 (g)(k)	32	6
Class M1, 0.605% 1/25/36 (g)(k)	225	132
Class M2, 0.625% 1/25/36 (g)(k)	68	38
Class M3, 0.655% 1/25/36 (g)(k)	99	53
Class M4, 0.765% 1/25/36 (g)(k)	55	28
Class M5, 0.805% 1/25/36 (g)(k)	55	22
Class M6, 0.855% 1/25/36 (g)(k)	58	18
Series 2006-1:
Class A2, 0.515% 4/25/36 (g)(k)	111	97
Class M1, 0.535% 4/25/36 (g)(k)	40	28
Class M2, 0.555% 4/25/36 (g)(k)	42	28
Class M3, 0.575% 4/25/36 (g)(k)	36	26
Class M4, 0.675% 4/25/36 (g)(k)	20	15
Class M5, 0.715% 4/25/36 (g)(k)	20	12
Class M6, 0.795% 4/25/36 (g)(k)	39	27
Series 2006-2A:
Class M1, 0.465% 7/25/36 (g)(k)	100	77
Class M2, 0.485% 7/25/36 (g)(k)	71	53
Class M3, 0.505% 7/25/36 (g)(k)	58	41
Class M4, 0.575% 7/25/36 (g)(k)	39	26
Class M5, 0.625% 7/25/36 (g)(k)	49	22
Series 2006-3A Class M4, 0.585% 10/25/36 (g)(k)	46	7
Series 2006-4A:
Class A2, 0.425% 12/25/36 (g)(k)	2,085	1,717
Class M1, 0.445% 12/25/36 (g)(k)	138	94
Class M2, 0.465% 12/25/36 (g)(k)	92	40
Class M3, 0.495% 12/25/36 (g)(k)	94	40
Series 2007-1 Class A2, 0.425% 3/25/37 (g)(k)	436	318
Series 2007-2A:
Class A1, 0.425% 7/25/37 (g)(k)	449	389
Class A2, 0.475% 7/25/37 (g)(k)	420	306
Class M1, 0.525% 7/25/37 (g)(k)	148	44
Class M2, 0.565% 7/25/37 (g)(k)	81	10
Class M3, 0.645% 7/25/37 (g)(k)	82	6
Class M4, 0.805% 7/25/37 (g)(k)	3	0*
Series 2007-3:
Class A2, 0.445% 7/25/37 (g)(k)	433	314
Class M1, 0.465% 7/25/37 (g)(k)	86	55
Class M2, 0.495% 7/25/37 (g)(k)	92	53
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M3, 0.525% 7/25/37 (g)(k)	$ 144	$ 54
Class M4, 0.655% 7/25/37 (g)(k)	227	49
Class M5, 0.755% 7/25/37 (g)(k)	113	18
Series 2007-4A:
Class M1, 1.102% 9/25/37 (g)(k)	175	36
Class M2, 1.202% 9/25/37 (g)(k)	142	12
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(m)	1,035	42
Series 2006-3A, Class IO, 0% 10/25/36 (g)(k)(m)	18,959	0
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(k)(m)	2,813	116
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (g)(k)	136	136
Class J, 0.855% 3/15/22 (g)(k)	452	443
sequential payer:
Series 2007-PW16:
Class A4, 5.7071% 6/11/40 (k)	534	586
Class AAB, 5.8973% 6/11/40 (k)	2,738	2,814
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,380	4,850
Series 2006-T22 Class A4, 5.5723% 4/12/38 (k)	110	116
Series 2007-PW18 Class X2, 0.2917% 6/11/50 (g)(k)(m)	46,283	221
Series 2007-T28 Class X2, 0.1374% 9/11/42 (g)(k)(m)	28,415	57
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (g)(k)	218	143
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (g)(k)	352	343
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (g)(k)(m)	1,919	11
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7096% 12/10/49 (k)	3,035	3,346
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	593	602
Class A4, 5.322% 12/11/49	12,448	13,421
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,019	985
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.005% 4/15/17 (g)(k)	96	96
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM Mortgage Trust pass-thru certificates: - continued
sequential payer Series 2007-C9 Class A4, 5.7961% 12/10/49 (k)	$ 2,018	$ 2,235
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	959	1,024
Series 2007-C2 Class A2, 5.448% 1/15/49 (k)	18	17
Series 2007-C3 Class A4, 5.7022% 6/15/39 (k)	347	373
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	825	903
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (g)(k)	3,254	3,190
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.463% 8/15/36 (k)(m)	38	0*
Series 2001-CKN5 Class AX, 0% 9/15/34 (g)(k)(m)	3	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.475% 2/15/22 (g)(k)	42	42
Series 2007-C1 Class B, 5.487% 2/15/40 (g)(k)	1,394	174
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.956% 12/5/31 (g)(k)	1,376	1,376
Class A2FL, 0.856% 12/5/31 (g)(k)	1,380	1,380
Class BFL, 1.256% 12/5/31 (g)(k)	5,070	5,074
Class CFL, 1.656% 12/5/31 (g)(k)	3,690	3,694
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	10,052	10,839
Series 2001-1 Class X1, 1.6605% 5/15/33 (g)(k)(m)	81	0*
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	28,618	30,964
Series 2006-GG7 Class A4, 5.8189% 7/10/38 (k)	3,713	3,955
Series 2007-GG11 Class A1, 0.2924% 12/10/49 (g)(k)(m)	12,891	0*
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,224	2,393
Class A4, 5.56% 11/10/39 (k)	3,933	4,222
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (g)	1,180	1,203
Class DFX, 4.4065% 11/5/30 (g)	11,029	11,292
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.435% 11/15/18 (g)(k)	$ 114	$ 113
Class F, 0.485% 11/15/18 (g)(k)	265	257
Class G, 0.515% 11/15/18 (g)(k)	230	218
Class H, 0.655% 11/15/18 (g)(k)	176	166
Series 2014-BXH:
Class C, 1.806% 4/15/27 (g)(k)	1,775	1,775
Class D, 2.406% 4/15/27 (g)(k)	3,781	3,781
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	44	44
Class A4, 5.429% 12/12/43	2,200	2,349
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	7,505	8,060
Class A4, 5.399% 5/15/45	562	600
Series 2006-LDP9 Class A3, 5.336% 5/15/47	14,845	15,966
Series 2007-CB19 Class A4, 5.7029% 2/12/49 (k)	3,228	3,531
Series 2007-LD11:
Class A2, 5.79% 6/15/49 (k)	90	91
Class A4, 5.805% 6/15/49 (k)	31,964	34,757
Series 2007-LDPX Class A3, 5.42% 1/15/49	14,045	15,203
Series 2006-LDP7 Class A4, 5.8657% 4/15/45 (k)	1,505	1,604
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (k)	75	9
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (k)	743	817
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (k)	8	6
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	410	440
Series 2006-C7 Class A2, 5.3% 11/15/38	471	485
Series 2007-C1 Class A4, 5.424% 2/15/40	2,706	2,931
Series 2007-C2 Class A3, 5.43% 2/15/40	1,622	1,766
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	1,074	1,142
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,390	1,546
Class XCP, 0.2789% 9/15/45 (k)(m)	51,392	37
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4208% 1/12/44 (g)(k)	793	755
Series 2007-C1 Class A4, 5.8385% 6/12/50 (k)	3,452	3,817
Series 2008-C1 Class A4, 5.69% 2/12/51	1,898	2,102
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (k)	$ 45	$ 45
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	304	313
Series 2007-5:
Class A4, 5.378% 8/12/48	7,276	7,792
Class B, 5.479% 8/12/48	2,736	1,307
Series 2007-6 Class A4, 5.485% 3/12/51 (k)	7,400	8,038
Series 2007-7 Class A4, 5.7432% 6/12/50 (k)	3,192	3,489
Series 2006-4 Class XP, 0.6181% 12/12/49 (k)(m)	12,046	21
Series 2007-6 Class B, 5.635% 3/12/51 (k)	912	282
Series 2007-7 Class B, 5.7432% 6/12/50 (k)	79	3
Series 2007-8 Class A3, 5.8831% 8/12/49 (k)	787	866
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (g)(k)	272	244
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (g)(k)	523	521
Class D, 0.345% 10/15/20 (g)(k)	507	503
Class E, 0.405% 10/15/20 (g)(k)	634	627
Class F, 0.455% 10/15/20 (g)(k)	380	374
Class G, 0.495% 10/15/20 (g)(k)	470	458
Class H, 0.585% 10/15/20 (g)(k)	296	273
Class J, 0.735% 10/15/20 (g)(k)	171	141
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)	95	95
Series 2006-IQ11 Class A4, 5.6554% 10/15/42 (k)	230	240
Series 2006-T23 Class A3, 5.8054% 8/12/41 (k)	402	402
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	1,368	1,495
Class AAB, 5.654% 4/15/49	1,425	1,467
Class B, 5.722% 4/15/49 (k)	224	48
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	129	46
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (g)(k)	676	662
Class J, 0.755% 9/15/21 (g)(k)	300	288
Series 2007-WHL8:
Class F, 0.635% 6/15/20 (g)(k)	3,171	3,046
Class LXR1, 0.855% 6/15/20 (g)(k)	112	110
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	$ 15,721	$ 16,998
Series 2007-C31:
Class A4, 5.509% 4/15/47	47,617	51,130
Class A5, 5.5% 4/15/47	16,000	17,518
Series 2007-C33:
Class A4, 5.9414% 2/15/51 (k)	23,618	25,615
Class A5, 5.9414% 2/15/51 (k)	10,259	11,319
Series 2005-C19 Class B, 4.892% 5/15/44	912	929
Series 2005-C22:
Class B, 5.3703% 12/15/44 (k)	2,022	2,018
Class F, 5.3703% 12/15/44 (g)(k)	1,521	416
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	5,005	5,266
Series 2006-C27 Class A1A, 5.749% 7/15/45 (k)	7,939	8,555
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	2,736	2,610
Class D, 5.513% 12/15/43 (k)	1,459	1,308
Series 2007-C31 Class C, 5.6724% 4/15/47 (k)	251	242
Series 2007-C31A Class A2, 5.421% 4/15/47	703	704
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $397,820)		419,938
Municipal Securities - 1.2%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)	1,700	1,730
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,095	1,605
7.3% 10/1/39	16,765	24,242
7.5% 4/1/34	7,195	10,517
7.55% 4/1/39	18,865	28,614
7.6% 11/1/40	16,125	24,745
7.625% 3/1/40	2,445	3,709
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,266
Series 2010 C1, 7.781% 1/1/35	6,325	7,695
Series 2012 B, 5.432% 1/1/42	1,595	1,506
6.05% 1/1/29	400	418
6.314% 1/1/44	10,755	11,396
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18 (o)	$ 32,000	$ 32,901
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	585	614
5.1% 6/1/33	70,725	70,226
Series 2010, 4.421% 1/1/15	4,050	4,095
Series 2010-1, 6.63% 2/1/35	15,425	17,177
Series 2010-3:
5.547% 4/1/19	155	170
6.725% 4/1/35	7,505	8,435
7.35% 7/1/35	4,495	5,258
Series 2011:
4.961% 3/1/16	495	523
5.365% 3/1/17	185	201
5.665% 3/1/18	7,760	8,598
5.877% 3/1/19	16,035	17,935
Series 2013:
1.28% 12/1/15	4,270	4,277
4% 12/1/20	6,040	6,174
TOTAL MUNICIPAL SECURITIES (Cost $279,265)		294,027
Foreign Government and Government Agency Obligations - 0.4%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (g)	5,555	5,711
5.75% 9/26/23 (g)	5,082	5,527
6.369% 6/16/18 (g)	10,462	11,662
Brazilian Federative Republic:
4.25% 1/7/25	10,600	11,024
5.625% 1/7/41	5,390	6,064
Italian Republic:
3.125% 1/26/15	9,149	9,242
4.5% 1/21/15	6,859	6,964
4.75% 1/25/16	6,870	7,233
5.375% 6/12/17	4,115	4,539
United Mexican States:
3.5% 1/21/21	5,500	5,720
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
United Mexican States: - continued
4% 10/2/23	$ 12,328	$ 13,068
4.75% 3/8/44	5,572	5,845
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $88,934)		92,599
Bank Loan Obligations - 0.5%

CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (k)	321	319
Diversified Consumer Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (k)	2,243	2,175
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (k)	3,471	3,406
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (k)	445	436
Fantasy Springs Resort Casino term loan 0% 8/6/49 (d)(k)	8,755	6,916
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)	558	574
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (k)	1,086	1,082
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (k)	7,890	7,875
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (k)	630	626
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (k)	215	216
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (k)	1,646	1,636
		22,767
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (k)	1,702	1,700
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Products - 0.0%
Bauer Performance Sports Ltd. Tranche B, term loan 4% 4/15/21 (k)	$ 731	$ 727
Media - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (k)	190	189
Checkout Holding Corp.:
Tranche 2LN, term loan 7.75% 4/9/22 (k)	615	604
Tranche B 1LN, term loan 4.5% 4/9/21 (k)	1,305	1,279
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (k)	3,338	3,330
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (k)	171	171
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (k)	430	430
Karman Buyer Corp. Tranche 2LN, term loan 7.5% 7/25/22 (k)	85	85
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (k)	110	110
Tranche 2LN, term loan 7.75% 7/7/23 (k)	435	436
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (k)	3,622	3,626
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (k)	736	733
		10,993
Specialty Retail - 0.0%
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (k)	314	308
TOTAL CONSUMER DISCRETIONARY		38,989
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche B 7LN, term loan 3.5% 2/21/20 (k)	797	793
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (k)	165	165
		958
Household Products - 0.0%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (k)	233	232
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (k)	$ 1,950	$ 1,945
TOTAL CONSUMER STAPLES		3,135
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (k)	420	422
Oil, Gas & Consumable Fuels - 0.1%
American Energy-Marcellus LLC:
Tranche 2LN, term loan 8.5% 8/4/21 (k)	1,195	1,201
Tranche B 1LN, term loan 5.25% 8/4/20 (k)	2,395	2,401
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (k)	7,740	7,895
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (k)	1,695	1,727
		13,224
TOTAL ENERGY		13,646
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.25% 1/31/22 (k)	3,388	3,329
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (k)	224	221
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (k)	438	435
Sheridan Investment Partners I term loan 4.25% 12/16/20 (k)	393	391
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (k)	55	54
Tranche M, term loan 4.25% 12/16/20 (k)	20	20
TransUnion LLC Tranche B, term loan 4% 4/9/21 (k)	3,047	3,044
		7,494
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (k)	570	564
TOTAL FINANCIALS		8,058
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/20/20 (k)	$ 2,260	$ 2,252
Tranche B 1LN, term loan 4.5% 8/20/19 (k)	2,029	2,022
		4,274
Health Care Providers & Services - 0.0%
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (k)	3,190	3,178
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (k)	665	667
Tranche B 1LN, term loan 4.50% 4/23/21 (k)	770	770
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (k)	70	71
Tranche B 2LN, term loan 4.25% 7/3/19 (k)	1,793	1,791
		6,477
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (k)	1,350	1,338
Pharmaceuticals - 0.0%
Jazz Pharmaceuticals, Inc. Tranche B 2LN, term loan 3.25% 6/12/18 (k)	65	64
Pharmedium Healthcare Corp. Tranche B 1LN, term loan 4.25% 1/28/21 (k)	267	263
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (k)	117	117
		444
TOTAL HEALTH CARE		12,533
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (k)	1,320	1,312
Commercial Services & Supplies - 0.0%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (k)	416	415
Tranche B 2LN, term loan 8.25% 11/30/20 (k)	355	359
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (k)	4,105	4,043
		4,817
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (k)	$ 234	$ 236
Machinery - 0.0%
INA Beteiligungsgesellschaft MBH Tranche E, term loan 3.75% 5/15/20 (k)	560	559
Professional Services - 0.0%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (k)	2,210	2,243
Tranche B 2LN, term loan 4% 7/10/20 (k)	795	795
		3,038
TOTAL INDUSTRIALS		9,962
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (k)	750	748
Tranche B 1LN, term loan 4.5% 4/9/21 (k)	1,350	1,343
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (k)	634	628
		2,719
IT Services - 0.1%
First Data Corp. Tranche B, term loan 3.655% 3/24/18 (k)	7,260	7,115
Semiconductors & Semiconductor Equipment - 0.0%
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (k)	2,675	2,675
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (k)	2,328	2,322
		4,997
Software - 0.0%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (k)	2,250	2,318
Tranche B 1LN, term loan 4.5% 10/30/19 (k)	1,168	1,168
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (k)	$ 584	$ 579
Tranche 2LN, term loan 8% 4/9/22 (k)	495	490
		4,555
TOTAL INFORMATION TECHNOLOGY		19,386
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (k)	1,430	1,423
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (k)	50	50
Tranche B 1LN, term loan 4.5% 6/12/21 (k)	153	153
Royal Adhesives & Sealants LLC Tranche 2LN, term loan 9.75% 1/31/19 (k)	1,190	1,214
		2,840
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche B, term loan 4.25% 6/30/21 (k)	385	384
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (k)	1,177	1,161
		1,545
TOTAL MATERIALS		4,385
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (k)	5,751	5,859
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (k)	41	42
		5,901
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (k)	950	944
TOTAL TELECOMMUNICATION SERVICES		6,845
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.1%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (k)	$ 487	$ 482
Independent Power Producers & Energy Traders - 0.1%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (k)	15,472	15,472
TOTAL UTILITIES		15,954
TOTAL BANK LOAN OBLIGATIONS (Cost $132,986)		132,893
Bank Notes - 0.0%

Discover Bank (Delaware) 3.2% 8/9/21	8,178	8,205
Fifth Third Bank 4.75% 2/1/15	680	692
TOTAL BANK NOTES (Cost $8,840)		8,897
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Banks - 0.1%
Bank of America Corp. 5.2% (h)(k)	1,665	1,626
Barclays Bank PLC 7.625% 11/21/22	5,205	5,956
Citigroup, Inc.:
5.35% (h)(k)	11,740	11,395
5.9% (h)(k)	920	925
5.95% (h)(k)	1,325	1,343
JPMorgan Chase & Co. 5.15% (h)(k)	5,940	5,886
		27,131
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (h)(k)	996	1,083
TOTAL PREFERRED SECURITIES (Cost $28,313)		28,214
Fixed-Income Funds - 3.2%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (l) (Cost $729,582)	7,218,055	$ 783,087
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (a) (Cost $11)	11,084	11
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.11% (b)	1,101,689,528	1,101,690
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	41,925,827	41,926
TOTAL MONEY MARKET FUNDS (Cost $1,143,616)		1,143,616
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $19,687,609)		24,912,900
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(399,322)
NET ASSETS - 100%		$ 24,513,578
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
4% 9/1/44	$ (4,000)	(4,238)
4% 9/1/44	(9,000)	(9,535)
4% 9/1/44	(13,300)	(14,089)
4% 9/1/44	(14,100)	(14,938)
4% 9/1/44	(14,300)	(15,150)
4% 9/1/44	(14,100)	(14,938)
4% 9/1/44	(14,300)	(15,150)
4% 9/1/44	(2,900)	(3,072)
4.5% 9/1/44	(22,200)	(23,971)
5% 9/1/44	(3,400)	(3,749)
5.5% 9/1/44	(12,600)	(14,014)
TOTAL TBA SALE COMMITMENTS (Proceeds $132,772)		$ (132,844)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
737 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2014	$ 87,582	$ (163)

The face value of futures sold as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $718,342,000 or 2.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $746,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $378,766,000 or 1.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/10/13	$ 5,000
Security	Acquisition Date	Acquisition Cost (000s)
C. Wonder LLC	12/27/12 - 6/25/13	$ 19,500
Deem, Inc.	9/19/13	$ 8,065
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 4
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	10/24/13	$ 32,000
Legend Pictures LLC	9/23/10 - 3/30/12	$ 37,645
Roku, Inc. 8.00%	5/7/13	$ 5,000
Spotify Technology SA	11/14/12	$ 15,028
Station Holdco LLC	6/17/11	$ 1,131
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,416
Tory Burch LLC	12/31/12	$ 17,505
Uber Technologies, Inc. 8.00%	6/6/14	$ 25,000
Vice Holding, Inc.	7/18/14	$ 29,997
Vice Holding, Inc. Series A	8/3/12	$ 34,999
Wayfair LLC Series B	3/5/14	$ 7,000
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 520
Fidelity Mortgage Backed Securities Central Fund	22,421
Fidelity Securities Lending Cash Central Fund	1,075
Total	$ 24,016
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,242,061	$ 22,421	$ 511,133	$ 783,087	7.3%
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aspen Aerogels, Inc.	$ -	$ 1,224	$ -	$ -	$ 22,703
CareView Communications, Inc.	6,724	-	-	-	5,890
TherapeuticsMD, Inc.	17,941	-	15,235	-	-
Total	$ 24,665	$ 1,224	$ 15,235	$ -	$ 28,593
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,221,490	$ 1,831,233	$ 80,559	$ 309,698
Consumer Staples	1,293,821	1,293,821	-	-
Energy	1,903,416	1,880,713	22,703	-
Financials	2,574,377	2,554,285	8,901	11,191
Health Care	2,925,361	2,925,323	-	38
Industrials	1,433,576	1,432,336	-	1,240
Information Technology	3,451,349	3,417,591	8,758	25,000
Materials	738,657	738,657	-	-
Telecommunication Services	248,278	215,994	32,284	-
Utilities	365,964	365,964	-	-
Corporate Bonds	3,194,839	-	3,194,758	81
U.S. Government and Government Agency Obligations	704,674	-	704,674	-
U.S. Government Agency - Mortgage Securities	825,138	-	825,138	-
Asset-Backed Securities	68,760	-	68,066	694
Collateralized Mortgage Obligations	59,918	-	59,491	427
Commercial Mortgage Securities	419,938	-	419,364	574
Municipal Securities	294,027	-	294,027	-
Foreign Government and Government Agency Obligations	92,599	-	92,599	-
Bank Loan Obligations	132,893	-	125,310	7,583
Bank Notes	8,897	-	8,897	-
Preferred Securities	28,214	-	28,214	-
Fixed-Income Funds	783,087	783,087	-	-
Other	11	-	-	11
Money Market Funds	1,143,616	1,143,616	-	-
Total Investments in Securities:	$ 24,912,900	$ 18,582,620	$ 5,973,743	$ 356,537
Derivative Instruments:
Liabilities
Futures Contracts	$ (163)	$ (163)	$ -	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (132,844)	$ -	$ (132,844)	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 196,744
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	75,614
Cost of Purchases	37,340
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 309,698
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2014	$ 75,614
Other Investments in Securities
Beginning Balance	$ 48,332
Net Realized Gain (Loss) on Investment Securities	(500)
Net Unrealized Gain (Loss) on Investment Securities	4,453
Cost of Purchases	39,996
Proceeds of Sales	(38,565)
Amortization/Accretion	305
Transfers into Level 3	705
Transfers out of Level 3	(7,887)
Ending Balance	$ 46,839
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2014	$ (484)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (163)
Total Value of Derivatives	$ -	$ (163)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	9.3%
AAA,AA,A	4.2%
BBB	9.3%
BB	1.8%
B	1.3%
CCC,CC,C	0.4%
D	0.0%*
Not Rated	0.4%
Other Investments	70.0%
Short-Term Investments and Net Other Assets	3.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

* Amount represents less than 0.1%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments - continued

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.2%
Ireland	1.7%
Netherlands	1.4%
Canada	1.3%
Bermuda	1.2%
Others (Individually Less Than 1%)	6.2%
100.0%
The information in the tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014

Assets
Investment in securities, at value (including securities loaned of $40,631) - See accompanying schedule: Unaffiliated issuers (cost $17,782,338)	$ 22,957,604
Fidelity Central Funds (cost $1,873,198)	1,926,703
Other affiliated issuers (cost $32,073)	28,593
Total Investments (cost $19,687,609)		$ 24,912,900
Cash		47,659
Receivable for investments sold, regular delivery		86,050
Receivable for TBA sale commitments		132,772
Receivable for fund shares sold		14,709
Dividends receivable		27,469
Interest receivable		53,487
Distributions receivable from Fidelity Central Funds		155
Receivable from investment adviser for expense reductions		5
Other receivables		1,107
Total assets		25,276,313

Liabilities
Payable for investments purchased Regular delivery	$ 72,814
Delayed delivery	458,226
TBA sale commitments, at value	132,844
Payable for fund shares redeemed	44,995
Accrued management fee	8,012
Payable for daily variation margin for derivative instruments	23
Other affiliated payables	2,622
Other payables and accrued expenses	1,273
Collateral on securities loaned, at value	41,926
Total liabilities		762,735

Net Assets		$ 24,513,578
Net Assets consist of:
Paid in capital		$ 17,882,584
Undistributed net investment income		89,501
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,316,487
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,225,006
Net Assets		$ 24,513,578

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Puritan: Net Asset Value, offering price and redemption price per share ($18,351,198 ÷ 801,155 shares)	$ 22.91

Class K: Net Asset Value, offering price and redemption price per share ($6,162,380 ÷ 269,115 shares)	$ 22.90

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Dividends		$ 262,669
Interest		230,673
Income from Fidelity Central Funds		24,016
Total income		517,358

Expenses
Management fee	$ 92,514
Transfer agent fees	28,068
Accounting and security lending fees	2,124
Custodian fees and expenses	381
Independent trustees' compensation	98
Appreciation in deferred trustee compensation account	2
Registration fees	185
Audit	291
Legal	129
Miscellaneous	181
Total expenses before reductions	123,973
Expense reductions	(411)	123,562
Net investment income (loss)		393,796
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,897,949
Fidelity Central Funds	3,180
Other affiliated issuers	9,369
Foreign currency transactions	(946)
Futures contracts	771
Swaps	(6,476)
Total net realized gain (loss)		1,903,847
Change in net unrealized appreciation (depreciation) on: Investment securities	1,888,669
Assets and liabilities in foreign currencies	(48)
Futures contracts	(163)
Swaps	7,794
Delayed delivery commitments	(2,100)
Total change in net unrealized appreciation (depreciation)		1,894,152
Net gain (loss)		3,797,999
Net increase (decrease) in net assets resulting from operations		$ 4,191,795

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 393,796	$ 372,321
Net realized gain (loss)	1,903,847	1,511,084
Change in net unrealized appreciation (depreciation)	1,894,152	305,097
Net increase (decrease) in net assets resulting from operations	4,191,795	2,188,502
Distributions to shareholders from net investment income	(374,472)	(353,018)
Distributions to shareholders from net realized gain	(1,699,060)	(355,229)
Total distributions	(2,073,532)	(708,247)
Share transactions - net increase (decrease)	1,231,634	(49,273)
Total increase (decrease) in net assets	3,349,897	1,430,982

Net Assets
Beginning of period	21,163,681	19,732,699
End of period (including undistributed net investment income of $89,501 and undistributed net investment income of $80,612, respectively)	$ 24,513,578	$ 21,163,681

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Puritan

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.98	$ 19.53	$ 17.72	$ 15.81	$ 15.06
Income from Investment Operations
Net investment income (loss) B	.36	.36	.38	.35	.40
Net realized and unrealized gain (loss)	3.60	1.79	1.78	1.93	.75
Total from investment operations	3.96	2.15	2.16	2.28	1.15
Distributions from net investment income	(.35)	(.35)	(.35)	(.36)	(.39)
Distributions from net realized gain	(1.68)	(.35)	-	- F	(.01)
Total distributions	(2.03)	(.70)	(.35)	(.37) G	(.40)
Net asset value, end of period	$ 22.91	$ 20.98	$ 19.53	$ 17.72	$ 15.81
Total Return A	20.17%	11.29%	12.35%	14.38%	7.61%
Ratios to Average Net Assets C, E
Expenses before reductions	.56%	.58%	.59%	.60%	.61%
Expenses net of fee waivers, if any	.56%	.58%	.59%	.60%	.61%
Expenses net of all reductions	.56%	.57%	.59%	.59%	.61%
Net investment income (loss)	1.68%	1.79%	2.03%	1.96%	2.48%
Supplemental Data
Net assets, end of period (in millions)	$ 18,351	$ 15,934	$ 15,472	$ 15,420	$ 15,054
Portfolio turnover rate D	160%	229% H	141%	154% H	104%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.37 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $.003 per share.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.98	$ 19.52	$ 17.72	$ 15.80	$ 15.06
Income from Investment Operations
Net investment income (loss) B	.39	.39	.40	.38	.42
Net realized and unrealized gain (loss)	3.58	1.79	1.77	1.93	.74
Total from investment operations	3.97	2.18	2.17	2.31	1.16
Distributions from net investment income	(.37)	(.37)	(.37)	(.39)	(.41)
Distributions from net realized gain	(1.68)	(.35)	-	- F	(.01)
Total distributions	(2.05)	(.72)	(.37)	(.39)	(.42)
Net asset value, end of period	$ 22.90	$ 20.98	$ 19.52	$ 17.72	$ 15.80
Total ReturnA	20.25%	11.48%	12.43%	14.59%	7.69%
Ratios to Average Net Assets C, E
Expenses before reductions	.46%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.46%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.46%	.46%	.47%	.47%	.47%
Net investment income (loss)	1.78%	1.90%	2.15%	2.09%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 6,162	$ 5,230	$ 4,261	$ 3,211	$ 2,280
Portfolio turnover rate D	160%	229% G	141%	154% G	104%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than ..01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 08/31/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 694	Discounted cash flow	Yield	3.3% - 9.0% / 9.0%	Decrease
Bank Loan Obligations	$ 6,916	Market comparable	Discount rate	15.0%	Decrease
			EV/EBITDA multiple	6.5	Increase
Collateralized Mortgage Obligations	$ 427	Discounted cash flow	Yield	7.5%	Decrease
Commercial Mortgage Securities	$ 574	Discounted cash flow	Yield	0.0% - 10.0% / 2.1%	Decrease
			Discount rate	20.0%	Decrease
		Market comparable	Spread	59.7% - 212.6% / 97.2%	Decrease
Common Stocks	$ 166,356	Discounted cash flow	Discount rate	10.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$0.20 - $15,147.05 / $6,923.01	Increase
		Market comparable	Discount rate	10.0%	Decrease
			EV/EBITDA multiple	8.0 - 12.9 / 12.7	Increase
		Stern warrant model	Discount rate	20.0%	Decrease
Corporate Bonds	$ 81	Discounted cash flow	Discount rate	25.0%	Decrease

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Asset Type	Fair Value at 08/31/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Other	$ 11	Expected distribution	Recovery rate	1.0%	Increase
Preferred Stocks	$ 180,581	Last transaction price	Transaction price	$0.07 - $15,147.05 / $11,113.45	Increase
		Market comparable	Discount rate	20.0%	Decrease
			Weighted earnings multiple	3.1 - 9.8 / 6.5	Increase
			EV/EBITDA multiple	11.1	Increase
			EV/Sales multiple	1.3 - 2.8 / 1.9	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), original issue discount, contingent interest, equity-debt classifications, deferred trustees compensation and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,308,082
Gross unrealized depreciation	(177,214)
Net unrealized appreciation (depreciation) on securities	$ 5,130,868

Tax Cost	$ 19,782,032

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 272,204
Undistributed long-term capital gain	$ 1,229,077
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,130,746

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 502,578	$ 381,222
Long-term Capital Gains	1,570,954	327,025
Total	$ 2,073,532	$ 708,247

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments - continued

include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (6,476)	$ 7,794

Interest Rate Risk
Futures Contracts	$ 771	$ (163)
Totals (a)	$ (5,705)	$ 7,631

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items.

Annual Report

4. Derivative Instruments - continued

Swaps - continued

Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $12,931,986 and $13,917,855, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .40% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Puritan	$ 25,425.15
Class K	2,643.05
	$ 28,068

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $177 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $17.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,954. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $547. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,075 (including $254 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $296 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $114.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Puritan	$ 277,059	$ 267,070
Class K	97,413	85,948
Total	$ 374,472	$ 353,018
From net realized gain
Puritan	$ 1,279,703	$ 276,687
Class K	419,357	78,542
Total	$ 1,699,060	$ 355,229

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Puritan
Shares sold	83,240	78,846	$ 1,795,083	$ 1,597,567
Reinvestment of distributions	71,802	26,262	1,481,284	515,763
Shares redeemed	(113,337)	(138,032)	(2,452,014)	(2,782,293)
Net increase (decrease)	41,705	(32,924)	$ 824,353	$ (668,963)
Class K
Shares sold	47,633	68,604	$ 1,032,662	$ 1,385,671
Reinvestment of distributions	25,049	8,366	516,770	164,490
Shares redeemed	(52,889)	(45,907)	(1,142,151)	(930,471)
Net increase (decrease)	19,793	31,063	$ 407,281	$ 619,690

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 173 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), Fidelity Management & Research Company, Pyramis Global Advisors, LLC, and Strategic Advisers, Inc., Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Puritan Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and a dividend derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	10/13/14	10/10/14	$0.102	$1.340

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2014 $1,528,514,665, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.25% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The Fund designates $125,447,201 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class K designates 7%, 26%, 69% and 69% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 9%, 31%, 89% and 88% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Annual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Puritan Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Puritan Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PUR-K-UANN-1014
1.863164.105

Item 2. Code of Ethics

As of the end of the period, August 31, 2014, Fidelity Puritan Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Balanced Fund and Fidelity Puritan Fund (the "Funds"):

Services Billed by PwC

August 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$119,000	$-	$12,200	$10,200
Fidelity Puritan Fund	$228,000	$-	$27,800	$9,500

August 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$121,000	$-	$10,000	$9,700
Fidelity Puritan Fund	$250,000	$-	$10,000	$9,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2014A	August 31, 2013A
Audit-Related Fees	$4,935,000	$5,335,000
Tax Fees	$-	$-
All Other Fees	$20,000	$30,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2014 A	August 31, 2013 A
PwC	$6,125,000	$6,220,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2014